As filed with the Securities and Exchange Commission on March 7, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09303 & 811-09923

Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
 (Exact name of registrant as specified in charter)

470 Park Avenue South
New York, NY 10016
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  December 31, 2013

Item 1. Report to Stockholders.

KINETICS MUTUAL FUNDS, INC.
Table of Contents
December 31, 2013

KINETICS MUTUAL FUNDS, INC.
Shareholders’ Letter

Dear Fellow Shareholders:

We are pleased to present the Kinetics Mutual Funds (“Funds”) Annual Report for the year ended December 31, 2013. Our Funds, other than the Alternative Income Fund, which recently changed its mandate, reached all-time highs, eclipsing previous peaks obtained prior to the global financial crisis. Perhaps most noteworthy is that the Kinetics Internet Fund has not only surpassed its 2007 peak net asset value (NAV), but also the peak reached in March of 2000. This is particularly impressive considering that the NASDAQ Composite Index remains more than 30% below its high value in year 2000. We believe that this is a testament to the virtues of value investing, and that such a strategy can achieve superior results when applied to any type of business. The No-Load Classes of each of our Funds appreciated as follows during the year: The Kinetics Paradigm Fund +44.07%, The Kinetics Multi-Disciplinary Fund +4.28%, The Kinetics Small Cap Opportunities Fund +59.40%, The Kinetics Market Opportunities Fund +46.74%, The Kinetics Internet Fund +44.28%, The Kinetics Medical Fund +49.25%, The Kinetics Alternative Income Fund +5.22%, and The Kinetics Global Fund +28.59%. This compares to returns of 32.39% for the S&P 500 Index and 22.80% for the MSCI All Country World Index.

Our investment philosophy is definitely value oriented; however, it can be distinguished from more conventional strategies in that it is dynamic. Thus, we seek to find areas of pricing inefficiencies through most, if not all, market cycles. This has been achieved largely through our efforts to identify and capitalize upon predictive attributes such as spin-offs, dormant assets, and terms of trade. The most recent market cycle has been pervasively upward-trending, which can be likened to a rising tide lifting all ships. The unique aspect of this rising market is that the preponderance of capital that is being allocated to equity securities has been through passive investment strategies, namely, exchange-traded funds (ETFs). The popularity of passive investing has created a pricing dislocation in companies with perhaps what is the most compelling predictive attribute that we have ever identified: owner-operator management.

Owner-operator companies, as the name implies, are companies where the management has a substantial portion of their collective wealth invested in the equity of the company. These individuals are often billionaire industry veterans, which in itself is a competitive advantage. Throughout the last market cycle, these individuals have been selectively opportunistic and have created considerable value for shareholders. Even as the market rally matures, these individuals continue to execute transactions and make capital structure decisions that promise to compound value for years to come. They can be compared to those of the typical “agent” managed company that has simply benefitted from the economic and market recovery’s boosting of share prices. We see little opportunity for many such securities to appreciate markedly absent a robust economy and/or market valuation multiple-expansion. Most of the equity mutual funds managed by Kinetics Asset Management LLC (“Kinetics”) continue to emphasize owner-operated companies, many of which also exhibit other predictive attributes.

In addition to its core equity strategies, Kinetics has launched a series of income-oriented funds that seek to capitalize upon modern market dynamics. The majority of investors strive to quantify the risks of an investment; therefore, they desire a standardized means to do so. Largely as a result of modern portfolio theory, standard deviation of returns—that is, volatility—has emerged as the preferred means to measure risk. At Kinetics, we evaluate risk as the potential for the permanent impairment of capital, which is distinctly different from price volatility. Thus, we utilize various methodologies to generate income, where other investors are willing to pay us a premium for volatility insurance. The strategy has proven to be quite effective; despite having been launched on the precipice of the global financial crisis in early 2008, the Multi-Disciplinary Fund achieved full net asset value (NAV) recovery (not including dividends) by early 2010. A more conservative version of this strategy is employed in the Alternative Income Fund, which we would expect to have less volatility and faster NAV recovery (in the event a drawdown occurs), albeit, with lower expected returns.

Shareholders can continue to access additional information about the Funds from our website, www.kineticsfunds.com. This website provides a broad array of materials, including recent portfolio holdings, quarterly investment commentaries, conference call transcripts, newsflashes, recent performance data, and online access to account information.

Kinetics offers the following funds to investors:

The Paradigm Fund focuses on companies that are valued attractively and currently have, or are expected to soon have, sustainable high business returns. The Fund has produced attractive returns since its inception in an environment that should be described as difficult for equity investors. The Paradigm Fund is Kinetics’ flagship fund.

The Multi-Disciplinary Fund seeks to utilize stock options and fixed-income investments in order to provide investors with equity-like returns, but with more muted volatility. At times, the options strategies of the Fund may cause the manager to purchase equity securities.

The Small Cap Opportunities Fund focuses on undervalued and special situation small capitalization equities that have the potential for rewarding long-term investment results. The same investment fundamentals employed by The Paradigm Fund are used to identify such opportunities.

The Medical Fund is a sector fund, offering an investment in scientific discovery within the promising field of medical research, particularly in the development of cancer treatments and therapies. As a sector fund, The Medical Fund is likely to have heightened volatility.

The Internet Fund is a sector fund that focuses on companies engaged in the evolution of Internet-related developments. As such, this Fund has been, and is likely to continue to be, quite volatile. More recently, this Fund has been focusing on content companies, which we believe will be the winners in the next generation of Internet development.

The Global Fund is focused on selecting long life cycle international companies that can generate long-term wealth through their business operations. This Fund is presently finding exciting opportunities in the more developed markets.

The Market Opportunities Fund focuses on those companies that benefit from increasing transactional volume or throughput, such as publicly-traded exchanges and credit card processors, or companies that act as facilitators, such as gaming companies, airports, and publicly-traded toll roads.

The end of 2013 marks the first year of performance under The Alternative Income Fund’s new investment strategy since its having undergone a proxy vote on December 21, 2012. The primary investment objective of The Alternative Income Fund is to provide current income and gains, with a secondary objective of obtaining long-term growth of capital. Consistent with this change, prospectively, the Fund will seek to generate a total return that exceeds that of most short-term U.S. fixed income indexes, with limited market value variability.

The Kinetics Investment Team

KINETICS MUTUAL FUNDS, INC.
Investment Commentary

Dear Fellow Shareholders,

There are many methods of “investing” in public equity markets, although certain strategies are more speculative in nature than others. For example, there is no shortage of investors who invest in high growth companies that are valued based upon operating metrics rather than profitability or cash flow. Consider an upstart technology company that is growing revenue rapidly, but for which very little of the revenue is available as free cash flow to the firm. Now, if one has sufficient confidence in the business model and product and forecasts eventual cash flow 5 to 10 years out, this is perhaps a prudent strategy. However, most of the practitioners of such strategies have average holding periods of less than a year (often significantly less). Thus, by investing in a company with a protracted time horizon, one is simply “investing” with the hope that others will bid up the security in anticipation of eventual cash flow conversion.

In contrast to the aforementioned strategy, the investment team at Kinetics Asset Management LLC views each of our investments as a fractional ownership of the underlying businesses. This is not a dissimilar strategy to how a private market capitalist would evaluate potential investments in operating businesses. Thus, we evaluate our projected rate of return on the basis of visible cash flows and compare this rate to those of alternative investments. This analysis is particularly important in the current investment environment for two primary reasons: i) there are numerous examples of companies trading at increasingly intrepid valuations despite little to no cash flow, and ii) there is a dearth of opportunities, other than in equities, offering reasonable real rates of return. As a result, equity investors may be pressured to compromise their valuation standards. We would much rather forego potential short-term gains in the interest of preserving the long-term capital of our shareholders.

The enduring consequences of the global financial crisis are too numerous to delineate in this letter, but there is a specific, widely unappreciated consequence that warrants attention. Investment managers and corporate managers alike have been highly motivated to act in an extremely—we believe overly—risk averse manner post-crisis. This was perhaps warranted in the early stages of the economic recovery, but the aversion continues to this day, and it now verges upon complacency. This complacency may be as simple as hoarding excessive cash balances that are effectively earning no return in real terms, thereby eroding shareholder value. Examine the balance sheets of many of the once enterprising technology companies that have become large and cumbersome—we could use Oracle, Cisco, Microsoft, Apple, and Intel for illustrative purposes—these companies all hold multi-billion dollar cash balances that are well in excess of debt burdens. We contend that if this capital cannot be effectively deployed, it should be distributed to shareholders as efficiently as possible. The world’s preeminent activist investors appear to agree, as the strategy is now more popular and profitable than ever.

One need not invest in a cavalier hedge fund to reap the benefits of activist investing; in fact, we believe that you will enjoy an even better result investing in companies with dynamic owner operators. These stewards of capital are aligned directly with shareholders and have been making business decisions with shareholder value in mind throughout and since the crisis. It is our contention that these companies are positioned to thrive in an otherwise uninspiring investment environment.

We have always believed that we can generate excess risk-adjusted returns for our investors by acting in opposition to the crowd and conducting rigorous business analysis (qualitative and quantitative). The merits of this strategy are evident in our long-term performance, and we are as committed and optimistic as we have ever been.

The Kinetics Investment Team

Disclosure

This material is intended to be reviewed in conjunction with a current prospectus, which includes all fees and expenses that apply to a continued investment, as well as information regarding the risk factors, policies and objectives of the Funds. Read it carefully before investing.

Mutual Fund investing involves risk. Principal loss is possible. Because The Internet Fund, The Medical Fund and The Market Opportunities Fund invest in a single industry or geographic region, their shares are subject to a higher degree of risk than funds with a higher level of diversification. Internet, biotechnology and certain capital markets or gaming stocks are subject to a rate of change in technology, obsolescence and competition that is generally higher than that of other industries, hence they may experience extreme price and volume fluctuations.

International investing [for all Funds] presents special risks including currency exchange fluctuation, government regulations, and the potential for political and economic instability. Accordingly, the share prices for these Funds are expected to be more volatile than that of U.S.-only funds. Past performance is no guarantee of future performance.

Because smaller companies [for The Small Cap Opportunities Fund] often have narrower markets and limited financial resources, they present more risk than larger, more well established, companies.

Non-investment grade debt securities [for all Funds], i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Further, options contain special risks including the imperfect correlation between the value of the option and the value of the underlying asset. Investments [for The Multi- Disciplinary Fund and The Alternative Income Fund] in futures, swaps and other derivative instruments may result in loss as derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Funds. To the extent the Funds segregate assets to cover derivative positions, they may impair their ability to meet current obligations, to honor requests for redemption and to manage the investments in a manner consistent with their respective investment objectives. Purchasing and writing put and call options and, in particular, writing “uncovered” options are highly specialized activities that entail greater than ordinary investment risk.

As non-diversified Funds, the value of Fund shares may fluctuate more than shares invested in a broader range of industries and companies. Unlike other investment companies that directly acquire and manage their own portfolios of securities, The Kinetics Mutual Funds pursue their investment objectives by investing all of their investable assets in a corresponding portfolio series of the Kinetics Portfolios Trust.

The information concerning the Funds included in the shareholder report contains certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

The Nasdaq Composite (NASDAQ) and the Standard & Poor’s 500 Index (S&P 500) each represent an unmanaged, broad-basket of stocks. They are typically used as a proxy for overall market performance.

Distributor: Kinetics Funds Distributor LLC is not an affiliate of Kinetics Mutual Funds, Inc. Kinetics Funds Distributor LLC is an affiliate of Kinetics Asset Management LLC, Investment Adviser to Kinetics Mutual Funds, Inc.

For more information, log onto www.kineticsfunds.com. January 1, 2014 — Kinetics Asset Management LLC ®

How a $10,000 Investment Has Grown:

The charts show the growth of a $10,000 investment in the Feeder Funds as compared to the performance of two or more representative market indices. The tables below the charts show the average annual total returns on an investment over various periods. Returns for periods greater than one year are average annual total returns. The annual returns assume the reinvestment of all dividends and distributions, however, the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not predictive of future performance. Current performance may be lower or higher than the returns quoted below. The performance data reflects voluntary fee waivers and expense reimbursements made by the Adviser and the returns would have been lower if these waivers and expense reimbursements were not in effect. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original costs.

The S&P 500 Index — is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 is unmanaged and includes the reinvestment of dividends and does not reflect the payments of transaction costs and advisory fees associated with an investment in the Funds. The securities that comprise the S&P 500 may differ substantially from the securities in the Funds’ portfolios. It is not possible to directly invest in an index.

The NASDAQ Composite Index — is a broad-based capitalization-weighted index of all NASDAQ stocks. The NASDAQ is unmanaged and does not include the reinvestment of dividends and does not reflect the payment of transaction costs or advisory fees associated with an investment in the Funds. The securities that comprise the NASDAQ Composite may differ substantially from the securities in the Funds’ portfolios. It is not possible to directly invest in an index.

The MSCI ACWI (All Country World Index) Index — is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. As of November 27, 2013, the MSCI ACWI consists of 44 country indices comprising 23 developed and 21 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the

United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

The Russell 2000® Index — is a subset of the Russell 3000 Index® representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

The MSCI EAFE® Index (Europe, Australasia, Far East) — is a free float- adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of November 27, 2013, the MSCI EAFE® Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The Barclays U.S. 1-3 Year Credit Index — measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar denominated and have a remaining maturity of greater than or equal to one year and less than three years.

The Barclays U.S. Aggregate Bond Index — covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The Index includes multiple types of government and corporate-issued bonds, some of which are asset-backed.

CBOE S&P 500 BuyWrite Index (BXM) — The CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500. The securities that comprise the CBOE S&P 500 BuyWrite Index may differ substantially from the securities in The Multi-Disciplinary Fund’s portfolio. It is not possible to directly invest in an index.

CBOE S&P 500 PutWrite Index (PUT) — The CBOE S&P 500 PutWrite Index (PUT) is a benchmark index designed to track the performance of a passive program that sells near-term, at-the-money S&P 500 Index puts. The securities that comprise the CBOE S&P 500 PutWrite Index may differ substantially from the securities in The Multi-Disciplinary Fund’s portfolio. It is not possible to directly invest in an index.

The Internet Fund
December 31, 2003 — December 31, 2013

	Ended 12/31/2013
	No Load Class	Advisor Class A (No Load)	Advisor Class A (Load Adjusted)(1)	Advisor Class C	S&P 500	NASDAQ Composite
One Year	44.28%	43.94%	35.66%	43.20%	32.39%	38.32%
Five Years	25.71%	25.40%	23.92%	24.77%	17.94%	21.51%
Ten Years	11.23%	11.09%	10.43%	N/A	7.41%	7.62%
Since Inception
No Load Class
(10/21/96)	16.38%	N/A	N/A	N/A	7.68%	7.34%
Since Inception
Advisor Class A
(4/26/01)	N/A	8.41%	7.91%	N/A	5.29%	5.83%
Since Inception
Advisor Class C
(2/16/07)	N/A	N/A	N/A	11.81%	5.81%	7.78%

(1) Reflects front-end sales charge of 5.75%.

Returns for periods greater than one year are average annual total returns.

The Global Fund
December 31, 2003 — December 31, 2013

	Ended 12/31/2013
	No Load Class	Advisor Class A (No Load)	Advisor Class A (Load Adjusted)(1)	Advisor Class C	S&P 500	MSCI AC World Index
One Year	28.59%	28.16%	20.73%	27.84%	32.39%	22.80%
Five Years	21.88%	21.68%	20.29%	20.89%	17.94%	14.92%
Ten Years	5.97%	N/A	N/A	N/A	7.41%	7.17%
Since Inception
No Load Class
(12/31/99)	-1.83%	N/A	N/A	N/A	3.60%	3.19%
Since Inception
Advisor Class A
(5/19/08)	N/A	6.32%	5.19%	N/A	7.07%	2.75%
Since Inception
Advisor Class C
(5/19/08)	N/A	N/A	N/A	5.69%	7.07%	2.75%

(1) Reflects front-end sales charge of 5.75%.

Returns for periods greater than one year are average annual total returns.

The Paradigm Fund
December 31, 2003 — December 31, 2013

	Ended 12/31/2013
	No Load Class	Advisor Class A (No Load)	Advisor Class A (Load Adjusted)(1)	Advisor Class C	Institutional Class	S&P 500	MSCI ACWI
One Year	44.07%	43.70%	35.43%	43.01%	44.40%	32.39%	22.80%
Five Years	20.01%	19.71%	18.31%	19.11%	20.25%	17.94%	14.92%
Ten Years	9.75%	9.44%	8.80%	8.90%	N/A	7.41%	7.17%
Since Inception
No Load Class
(12/31/99)	9.98%	N/A	N/A	N/A	N/A	3.60%	3.19%
Since Inception
Advisor Class A
(4/26/01)	N/A	10.41%	9.90%	N/A	N/A	5.29%	5.39%
Since Inception
Advisor Class C
(6/28/02)	N/A	N/A	N/A	10.78%	N/A	7.74%	7.73%
Since Inception
Institutional Class
(5/27/05)	N/A	N/A	N/A	N/A	8.75%	7.41%	6.71%

(1) Reflects front-end sales charge of 5.75%.

Returns for periods greater than one year are average annual total returns.

The Medical Fund
December 31, 2003 — December 31, 2013

	Ended 12/31/2013
	No Load Class	Advisor Class A (No Load)	Advisor Class A (Load Adjusted)(1)	Advisor Class C	S&P 500	NASDAQ Composite
One Year	49.25%	48.90%	40.32%	48.08%	32.39%	38.32%
Five Years	17.26%	16.98%	15.60%	16.38%	17.94%	21.51%
Ten Years	9.52%	9.27%	8.62%	N/A	7.41%	7.62%
Since Inception
No Load Class
(9/30/99)	10.06%	N/A	N/A	N/A	4.55%	2.99%
Since Inception
Advisor Class A
(4/26/01)	N/A	5.92%	5.43%	N/A	5.29%	5.83%
Since Inception
Advisor Class C
(2/16/07)	N/A	N/A	N/A	9.35%	5.81%	7.78%

(1) Reflects front-end sales charge of 5.75%.

Returns for periods greater than one year are average annual total returns.

The Small Cap Opportunities Fund
December 31, 2003 — December 31, 2013

	Ended 12/31/2013
	No Load Class	Advisor Class A (No Load)	Advisor Class A (Load Adjusted)(1)	Advisor Class C	Institutional Class	Russell 2000	S&P 500
One Year	59.40%	59.02%	49.89%	58.23%	59.72%	38.82%	32.39%
Five Years	25.73%	25.43%	23.96%	24.78%	25.98%	20.08%	17.94%
Ten Years	10.35%	10.07%	9.42%	N/A	N/A	9.07%	7.41%
Since Inception
No Load Class
(3/20/00)	11.54%	N/A	N/A	N/A	N/A	7.01%	3.70%
Since Inception
Advisor Class A
(12/31/01)	N/A	9.65%	9.11%	N/A	N/A	8.93%	6.16%
Since Inception
Advisor Class C
(2/16/07)	N/A	N/A	N/A	5.05%	N/A	6.73%	5.81%
Since Inception
Institutional Class
(8/12/05)	N/A	N/A	N/A	N/A	9.43%	8.45%	7.22%

(1) Reflects front-end sales charge of 5.75%.

Returns for periods greater than one year are average annual total returns.

The Market Opportunities Fund
January 31, 2006 — December 31, 2013

	Ended 12/31/2013
	No Load Class	Advisor Class A (No Load)	Advisor Class A (Load Adjusted)(1)	Advisor Class C	Institutional Class	S&P 500	MSCI EAFE
One Year	46.74%	46.36%	37.90%	45.61%	47.15%	32.39%	22.78%
Five Years	21.58%	21.27%	19.85%	20.71%	21.88%	17.94%	12.44%
Since Inception
No Load Class
(1/31/06)	8.76%	N/A	N/A	N/A	N/A	7.02%	3.83%
Since Inception
Advisor Class A
(1/31/06)	N/A	8.49%	7.68%	N/A	N/A	7.02%	3.83%
Since Inception
Advisor Class C
(2/16/07)	N/A	N/A	N/A	5.21%	N/A	5.81%	1.19%
Since Inception
Institutional Class
(5/19/08)	N/A	N/A	N/A	N/A	6.59%	7.07%	0.40%

(1) Reflects front-end sales charge of 5.75%.

Returns for periods greater than one year are average total returns.

The Alternative Income Fund
June 29, 2007 — December 31, 2013

	Ended 12/31/2013
	No Load Class	Advisor Class A (No Load)	Advisor Class A (Load Adjusted)(1)	Advisor Class C	Institutional Class	Barclays U.S. 1-3 Year Credit Index	Barclays U.S. Aggregate Bond Index
One Year	5.22%	4.91%	-1.13%	4.46%	5.39%	1.45%	-2.02%
Five Years	4.09%	3.84%	2.63%	3.34%	4.41%	4.46%	4.44%
Since Inception
No Load Class
(6/29/07)	-0.97%	N/A	N/A	N/A	N/A	4.03%	5.14%
Since Inception
Advisor Class A
(6/29/07)	N/A	-1.21%	-2.10%	N/A	N/A	4.03%	5.14%
Since Inception
Advisor Class C
(6/29/07)	N/A	N/A	N/A	-1.69%	N/A	4.03%	5.14%
Since Inception
Institutional Class
(6/29/07)	N/A	N/A	N/A	N/A	-0.70%	4.03%	5.14%

(1) Reflects front-end sales charge of 5.75%.

Returns for periods greater than one year are average total returns.

The Multi-Disciplinary Fund
February 11, 2008 — December 31, 2013

	Ended 12/31/2013
	No Load Class	Advisor Class A (No Load)	Advisor Class A (Load Adjusted)(1)	Advisor Class C	Institutional Class	S&P 500	CBOE Buy	CBOE Put
One Year	4.28%	4.15%	-1.82%	3.59%	4.58%	32.39%	13.26%	12.28%
Five Years	10.88%	10.63%	9.33%	10.06%	11.10%	17.94%	10.92%	13.07%
Since Inception
No Load Class
(2/11/08)	5.60%	N/A	N/A	N/A	N/A	8.00%	4.22%	6.24%
Since Inception
Advisor Class A
(2/11/08)	N/A	5.35%	4.30%	N/A	N/A	8.00%	4.22%	6.24%
Since Inception
Advisor Class C
(2/11/08)	N/A	N/A	N/A	4.82%	N/A	8.00%	4.22%	6.24%
Since Inception
Institutional Class
(2/11/08)	N/A	N/A	N/A	N/A	5.80%	8.00%	4.22%	6.24%

(1) Reflects front-end sales charge of 5.75%.

Returns for periods greater than one year are average total returns.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example
December 31, 2013

Shareholders incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvestments of dividends or other distributions made by a Fund, redemption fees, and exchange fees, and (2), ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help investors understand the ongoing costs (in dollars) of investing in a series of Kinetics Mutual Funds, Inc. (each a “Feeder Fund” and collectively the “Feeder Funds”), and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on July 1, 2013 and held for the entire period from July 1, 2013 to December 31, 2013.

Actual Expenses

The first line and second line items of the table below provide information about actual account values and actual expenses before and after expense reimbursement. Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Feeder Fund invests all or generally all of its investable assets in a corresponding series of The Kinetics Portfolios Trust (each, a “Master Portfolio”, and together the “Master Portfolios”), a separately registered investment company. The Master Portfolio, in turn, invests in securities. With this type of organization, expenses can accrue specifically to the Master Portfolio or the Feeder Fund or both. Each Feeder Fund records its proportionate share of the Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions include Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

The Feeder Funds will charge shareholder fees for outgoing wire transfers, returned checks, and exchanges executed by telephone between a Feeder Fund and any other Feeder Fund. The Feeder Funds’ transfer agent charges a $5.00 transaction fee to shareholder accounts for telephone exchanges between any two Feeder Funds. The Feeder Funds’ transfer agent does not charge a transaction fee for written exchange requests. IRA accounts are assessed a $15.00 annual fee. Finally, as a disincentive to market-timing transactions, the Feeder Funds will assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days. These fees will be paid to the Feeder Funds to help offset transaction costs. The Feeder Funds reserve the right to waive the redemption fee, subject to their sole discretion, in instances deemed not to be disadvantageous to the Feeder Funds or shareholders as described in the Feeder Funds’ prospectus.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
December 31, 2013

You may use the information provided in the first line, together with the amounts you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The third and fourth line items of the table below provide information about hypothetical account values and hypothetical expenses before and after expense reimbursements based on the Feeder Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Feeder Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses one paid for the period. You may use this information to compare the ongoing costs of investing in the Feeder Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight one’s ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help one determine the relative total costs of owning different funds. If these transactional costs had been included, one’s costs would have been higher.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
December 31, 2013

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(7/1/13 to
	(7/1/13)	(12/31/13)	Ratio	12/31/13)
The Internet Fund
No Load Class Actual — before
expense reimbursement	$1,000.00	$1,247.80	1.83%	$10.37
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,247.80	1.83%	$10.37
No Load Class Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,015.97	1.83%	$9.30
No Load Class Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,015.97	1.83%	$9.30
Advisor Class A Actual — before
expense reimbursement	$1,000.00	$1,246.30	2.08%	$11.78
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,246.30	2.08%	$11.78
Advisor Class A Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,014.71	2.08%	$10.56
Advisor Class A Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,014.71	2.08%	$10.56
Advisor Class C Actual — before
expense reimbursement	$1,000.00	$1,243.10	2.58%	$14.59
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,243.10	2.58%	$14.59
Advisor Class C Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,012.19	2.58%	$13.09
Advisor Class C Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,012.19	2.58%	$13.09

The Global Fund
No Load Class Actual — before
expense reimbursement	$1,000.00	$1,176.00	2.76%	$15.14
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,176.00	1.39%	$7.62
No Load Class Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,011.29	2.76%	$13.99
No Load Class Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,018.19	1.39%	$7.07
Advisor Class A Actual — before
expense reimbursement	$1,000.00	$1,174.40	3.01%	$16.50

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
December 31, 2013

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(7/1/13 to
	(7/1/13)	(12/31/13)	Ratio	12/31/13)
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,174.40	1.64%	$8.99
Advisor Class A Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,010.03	3.01%	$15.25
Advisor Class A Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,016.93	1.64%	$8.34
Advisor Class C Actual — before
expense reimbursement	$1,000.00	$1,171.90	3.51%	$19.22
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,171.90	2.14%	$11.72
Advisor Class C Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,007.51	3.51%	$17.76
Advisor Class C Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,014.41	2.14%	$10.87

The Paradigm Fund
No Load Class Actual — before
expense reimbursement	$1,000.00	$1,195.10	1.70%	$9.41
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,195.10	1.64%	$9.07
No Load Class Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,016.63	1.70%	$8.64
No Load Class Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,016.93	1.64%	$8.34
Advisor Class A Actual — before
expense reimbursement	$1,000.00	$1,193.20	1.95%	$10.78
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,193.20	1.89%	$10.45
Advisor Class A Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,015.37	1.95%	$9.91
Advisor Class A Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,015.67	1.89%	$9.60
Advisor Class C Actual — before
expense reimbursement	$1,000.00	$1,190.10	2.45%	$13.52
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,190.10	2.39%	$13.19

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
December 31, 2013

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(7/1/13 to
	(7/1/13)	(12/31/13)	Ratio	12/31/13)
Advisor Class C Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,012.85	2.45%	$12.43
Advisor Class C Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,013.15	2.39%	$12.13
Institutional Class Actual — before
expense reimbursement	$1,000.00	$1,196.10	1.65%	$9.13
Institutional Class Actual — after
expense reimbursement	$1,000.00	$1,196.10	1.44%	$7.97
Institutional Class Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,016.88	1.65%	$8.39
Institutional Class Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,017.94	1.44%	$7.32

The Medical Fund
No Load Class Actual — before
expense reimbursement	$1,000.00	$1,195.30	2.07%	$11.45
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,195.30	1.39%	$7.69
No Load Class Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,014.76	2.07%	$10.51
No Load Class Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,018.19	1.39%	$7.07
Advisor Class A Actual — before
expense reimbursement	$1,000.00	$1,194.10	2.32%	$12.83
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,194.10	1.64%	$9.07
Advisor Class A Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,013.50	2.32%	$11.77
Advisor Class A Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,016.93	1.64%	$8.34
Advisor Class C Actual — before
expense reimbursement	$1,000.00	$1,190.60	2.82%	$15.57
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,190.60	2.14%	$11.82
Advisor Class C Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,010.98	2.82%	$14.29

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
December 31, 2013

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(7/1/13 to
	(7/1/13)	(12/31/13)	Ratio	12/31/13)
Advisor Class C Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,014.41	2.14%	$10.87

The Small Cap Opportunities Fund
No Load Class Actual — before
expense reimbursement	$1,000.00	$1,242.10	1.71%	$9.66
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,242.10	1.64%	$9.27
No Load Class Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,016.58	1.71%	$8.69
No Load Class Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,016.93	1.64%	$8.34
Advisor Class A Actual — before
expense reimbursement	$1,000.00	$1,240.60	1.96%	$11.07
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,240.60	1.89%	$10.67
Advisor Class A Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,015.32	1.96%	$9.96
Advisor Class A Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,015.67	1.89%	$9.60
Advisor Class C Actual — before
expense reimbursement	$1,000.00	$1,237.30	2.46%	$13.87
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,237.30	2.39%	$13.48
Advisor Class C Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,012.80	2.46%	$12.48
Advisor Class C Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,013.15	2.39%	$12.13
Institutional Class Actual — before
expense reimbursement	$1,000.00	$1,243.20	1.66%	$9.39
Institutional Class Actual — after
expense reimbursement	$1,000.00	$1,243.20	1.44%	$8.14
Institutional Class Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,016.83	1.66%	$8.44
Institutional Class Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,017.94	1.44%	$7.32

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
December 31, 2013

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(7/1/13 to
	(7/1/13)	(12/31/13)	Ratio	12/31/13)
The Market Opportunities Fund
No Load Class Actual — before
expense reimbursement	$1,000.00	$1,200.10	1.89%	$10.48
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,200.10	1.64%	$9.09
No Load Class Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,015.67	1.89%	$9.60
No Load Class Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,016.93	1.64%	$8.34
Advisor Class A Actual — before
expense reimbursement	$1,000.00	$1,198.50	2.14%	$11.86
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,198.50	1.89%	$10.47
Advisor Class A Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,014.41	2.14%	$10.87
Advisor Class A Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,015.67	1.89%	$9.60
Advisor Class C Actual — before
expense reimbursement	$1,000.00	$1,195.70	2.64%	$14.61
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,195.70	2.39%	$13.23
Advisor Class C Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,011.89	2.64%	$13.39
Advisor Class C Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,013.15	2.39%	$12.13
Institutional Class Actual — before
expense reimbursement	$1,000.00	$1,201.50	1.84%	$10.21
Institutional Class Actual — after
expense reimbursement	$1,000.00	$1,201.50	1.44%	$7.99
Institutional Class Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,015.92	1.84%	$9.35
Institutional Class Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,017.94	1.44%	$7.32

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
December 31, 2013

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(7/1/13 to
	(7/1/13)	(12/31/13)	Ratio	12/31/13)
The Alternative Income Fund
No Load Class Actual — before
expense reimbursement	$1,000.00	$1,035.00	2.28%	$11.69
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,035.00	0.95%	$4.87
No Load Class Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,013.71	2.28%	$11.57
No Load Class Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,020.41	0.95%	$4.84
Advisor Class A Actual — before
expense reimbursement	$1,000.00	$1,033.80	2.53%	$12.97
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,033.80	1.20%	$6.15
Advisor Class A Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,012.45	2.53%	$12.83
Advisor Class A Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,019.15	1.20%	$6.11
Advisor Class C Actual — before
expense reimbursement	$1,000.00	$1,031.20	3.03%	$15.51
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,031.20	1.70%	$8.70
Advisor Class C Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,009.93	3.03%	$15.35
Advisor Class C Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,016.63	1.70%	$8.64
Institutional Class Actual — before
expense reimbursement	$1,000.00	$1,036.00	2.23%	$11.44
Institutional Class Actual — after
expense reimbursement	$1,000.00	$1,036.00	0.75%	$3.85
Institutional Class Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,013.96	2.23%	$11.32
Institutional Class Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,021.42	0.75%	$3.82

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
December 31, 2013

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(7/1/13 to
	(7/1/13)	(12/31/13)	Ratio	12/31/13)
The Multi-Disciplinary Fund
No Load Class Actual — before
expense reimbursement	$1,000.00	$1,036.30	1.81%	$9.29
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,036.30	1.49%	$7.65
No Load Class Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,016.08	1.81%	$9.20
No Load Class Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,017.69	1.49%	$7.58
Advisor Class A Actual — before
expense reimbursement	$1,000.00	$1,035.80	2.06%	$10.57
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,035.80	1.74%	$8.93
Advisor Class A Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,014.82	2.06%	$10.46
Advisor Class A Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,016.43	1.74%	$8.84
Advisor Class C Actual — before
expense reimbursement	$1,000.00	$1,033.70	2.56%	$13.12
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,033.70	2.24%	$11.48
Advisor Class C Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,012.29	2.56%	$12.98
Advisor Class C Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,013.91	2.24%	$11.37
Institutional Class Actual — before
expense reimbursement	$1,000.00	$1,038.20	1.76%	$9.04
Institutional Class Actual — after
expense reimbursement	$1,000.00	$1,038.20	1.29%	$6.63
Institutional Class Hypothetical
(5% return before expenses) —
before expense reimbursement	$1,000.00	$1,016.33	1.76%	$8.94
Institutional Class Hypothetical
(5% return before expenses) —
after expense reimbursement	$1,000.00	$1,018.70	1.29%	$6.56

Note:
Each Feeder Fund records its proportionate share of the respective Master Portfolio’s expenses on a daily basis. Any expense reductions include Feeder Fund-specific expenses as well as the expenses allocated for the Master Portfolio.

*
Expenses are equal to the Feeder Fund’s annualized expense ratio before expense reimbursement and after expense reimbursement multiplied by the average account value over the period, multiplied by 184/365.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities
December 31, 2013

	The Internet	The Global
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$178,839,508	$12,208,812
Receivable from Adviser	280	12,809
Receivable for Master Portfolio interest sold	—	1,932
Receivable for Fund shares sold	913,417	1,816
Prepaid expenses and other assets	21,595	16,173
Total Assets	179,774,800	12,241,542
LIABILITIES:
Payable for Master Portfolio interest purchased	464,665	—
Payable to Directors and Officers	6,415	334
Payable for Fund shares repurchased	448,752	3,748
Payable for shareholder servicing fees	36,758	2,566
Payable for distribution fees	1,800	1,269
Accrued expenses and other liabilities	65,940	13,681
Total Liabilities	1,024,330	21,598
Net Assets	$178,750,470	$12,219,944
NET ASSETS CONSIST OF:
Paid in capital	$82,764,194	$9,837,069
Accumulated net investment Income (loss)	108,097	(28,646)
Accumulated net realized gain (loss) on investments and foreign currency	5,010,832	(396,625)
Net unrealized appreciation on:
Investments and foreign currency	90,867,347	2,808,146
Net Assets	$178,750,470	$12,219,944
CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$172,331,691	$8,705,081
Shares outstanding	2,907,724	1,438,355
Net asset value per share (offering price and redemption price)	$59.27	$6.05
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$5,505,677	$1,991,579
Shares outstanding	95,181	330,056
Net asset value per share (redemption price)	$57.84	$6.03
Offering price per share ($57.84 divided by .9425 and $6.03 divided by .9425)	$61.37	$6.40
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$913,102	$1,523,284
Shares outstanding	16,488	258,400
Net asset value per share (offering price and redemption price)	$55.38	$5.90

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
December 31, 2013

	The Paradigm	The Medical
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$1,274,991,821	$24,761,381
Receivable from Adviser	28,003	13,372
Receivable for Fund shares sold	2,031,997	95,580
Prepaid expenses and other assets	46,046	16,017
Total Assets	1,277,097,867	24,886,350
LIABILITIES:
Payable for Master Portfolio interest purchased	723,870	92,802
Payable to Directors and Officers	40,026	848
Payable for Fund shares repurchased	1,308,127	2,778
Payable for shareholder servicing fees	210,819	5,185
Payable for distribution fees	235,776	2,432
Accrued expenses and other liabilities	248,023	16,906
Total Liabilities	2,766,641	120,951
Net Assets	$1,274,331,226	$24,765,399
NET ASSETS CONSIST OF:
Paid in capital	$1,639,218,470	$17,706,625
Accumulated net investment income (loss)	(9,374,074)	(39,072)
Accumulated net realized loss on investments and foreign currency	(784,065,009)	(409,312)
Net unrealized appreciation on:
Investments and foreign currency	428,551,839	7,507,158
Net Assets	$1,274,331,226	$24,765,399
CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$597,745,813	$20,489,092
Shares outstanding	17,403,442	776,700
Net asset value per share (offering price and redemption price)	$34.35	$26.38
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$204,547,909	$3,745,667
Shares outstanding	6,063,145	146,208
Net asset value per share (redemption price)	$33.74	$25.62
Offering price per share ($33.74 divided by .9425 and $25.62 divided by .9425)	$35.80	$27.18
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$138,355,248	$530,640
Shares outstanding	4,273,062	21,002
Net asset value per share (offering price and redemption price)	$32.38	$25.27
CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net Assets	$333,682,256	N/A
Shares outstanding	9,732,604	N/A
Net asset value per share (offering price and redemption price)	$34.28	N/A

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
December 31, 2013

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$347,956,457	$66,544,589
Receivable from Adviser	17,617	12,279
Receivable for Fund shares sold	4,544,890	439,162
Prepaid expenses and other assets	49,713	30,946
Total Assets	352,568,677	67,026,976
LIABILITIES:
Payable for Master Portfolio interest purchased	4,374,411	429,653
Payable to Directors and Officers	6,476	2,123
Payable for Fund shares repurchased	170,479	9,509
Payable for shareholder servicing fees	62,083	13,154
Payable for distribution fees	12,592	9,487
Accrued expenses and other liabilities	45,458	21,990
Total Liabilities	4,671,499	485,916
Net Assets	$347,897,178	$66,541,060
NET ASSETS CONSIST OF:
Paid in capital	$425,896,369	$73,092,876
Accumulated net investment loss	(1,545,658)	(634,488)
Accumulated net realized loss on investments and
foreign currency	(160,403,930)	(25,872,614)
Net unrealized appreciation on:
Investments and foreign currency	83,950,397	19,955,286
Net Assets	$347,897,178	$66,541,060
CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$277,816,235	$47,465,632
Shares outstanding	6,924,835	2,688,265
Net asset value per share (offering price and redemption price)	$40.12	$17.66
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$21,871,101	$11,741,572
Shares outstanding	555,297	666,967
Net asset value per share (redemption price)	$39.39	$17.60
Offering price per share ($39.39 divided by .9425 and $17.60
divided by .9425)	$41.79	$18.67
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$7,177,920	$5,525,024
Shares outstanding	186,297	319,082
Net asset value per share (offering price and redemption price)	$38.53	$17.32
CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net Assets	$41,031,922	$1,808,832
Shares outstanding	1,014,721	101,951
Net asset value per share (offering price and redemption price)	$40.44	$17.74

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
December 31, 2013

	The Alternative	The Multi-
	Income	Disciplinary
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$23,404,038	$90,159,419
Receivable from Adviser	30,442	25,381
Receivable for Fund shares sold	614,972	706,548
Prepaid expenses and other assets	51,734	35,126
Total Assets	24,101,186	90,926,474
LIABILITIES:
Payable for Master Portfolio interest purchased	598,640	536,532
Payable to Directors and Officers	661	3,261
Payable for Fund shares repurchased	16,332	170,016
Payable for shareholder servicing fees	3,638	15,132
Payable for distribution fees	4,203	15,149
Accrued expenses and other liabilities	15,496	26,868
Total Liabilities	638,970	766,958
Net Assets	$23,462,216	$90,159,516
NET ASSETS CONSIST OF:
Paid in capital	$30,976,214	$89,334,979
Accumulated net investment loss	—	(935,161)
Accumulated net realized gain (loss) on investments, foreign currency,
written option contracts and securities sold short	(8,059,365)	1,154,295
Net unrealized appreciation (depreciation) on:
Investments and foreign currency	(58,254)	(2,720,522)
Written option contracts	603,621	3,325,925
Net Assets	$23,462,216	$90,159,516
CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$11,848,293	$19,553,402
Shares outstanding	134,820	1,773,760
Net asset value per share (offering price and redemption price)	$87.88	$11.02
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$2,898,277	$36,169,574
Shares outstanding	33,035	3,295,128
Net asset value per share (redemption price)	$87.73	$10.98
Offering price per share ($87.73 divided by .9425 and $10.98
divided by .9425)	$93.08	$11.65
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$1,862,034	$11,209,211
Shares outstanding	21,626	1,028,711
Net asset value per share (offering price and redemption price)	$86.10	$10.90
CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net Assets	$6,853,612	$23,227,329
Shares outstanding	77,211	2,100,232
Net asset value per share (offering price and redemption price)	$88.76	$11.06

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations
For the Year Ended December 31, 2013

	The Internet	The Global
	Fund	Fund
INVESTMENT INCOME (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$847,497	$122,120
Interest	1,962	127
Income from securities lending	73,283	25,409
Expenses allocated from Master Portfolio	(2,377,165)	(158,958)
Net investment loss from Master Portfolio	(1,454,423)	(11,302)
EXPENSES:
Distribution fees — Advisor Class A	7,545	2,919
Distribution fees — Advisor Class C	3,437	7,349
Shareholder servicing fees — Advisor Class A	7,545	2,919
Shareholder servicing fees — Advisor Class C	1,146	2,450
Shareholder servicing fees — No Load Class	423,791	17,757
Transfer agent fees and expenses	160,964	20,096
Reports to shareholders	30,118	3,631
Administration fees	62,729	5,201
Professional fees	22,218	8,505
Directors’ and Officers’ fees and expenses	17,420	881
Registration fees	54,850	40,372
Fund accounting fees	8,804	436
Other expenses	8,848	386
Total expenses	809,415	112,902
Less, expense reimbursement	—	(133,013)
Net expenses	809,415	(20,111)
Net investment income (loss)	(2,263,838)	8,809
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	11,540,964	66,668
Realized gain distributions received from other
investment companies	—	236
Net change in unrealized appreciation of:
Investments and foreign currency	52,880,805	2,169,965
Net gain on investments	64,421,769	2,236,869
Net increase in net assets resulting from operations	$62,157,931	$2,245,678
† Net of foreign taxes withheld of:	$9,877	$9,774

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Year Ended December 31, 2013

	The Paradigm	The Medical
	Fund	Fund
INVESTMENT INCOME (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$10,393,255	$244,110
Interest	231,247	78
Income from securities lending	1,313,610	61,508
Expenses allocated from Master Portfolio	(14,355,207)	(309,972)
Net investment income (loss) from Master Portfolio	(2,417,095)	(4,276)
EXPENSES:
Distribution fees — Advisor Class A	419,676	8,345
Distribution fees — Advisor Class C	897,888	3,786
Shareholder servicing fees — Advisor Class A	419,676	8,345
Shareholder servicing fees — Advisor Class C	299,296	1,262
Shareholder servicing fees — No Load Class	1,272,685	45,538
Shareholder servicing fees — Institutional Class	539,736	—
Transfer agent fees and expenses	351,318	27,404
Reports to shareholders	163,837	5,175
Administration fees	386,775	8,032
Professional fees	88,306	9,471
Directors’ and Officers’ fees and expenses	101,696	2,130
Registration fees	90,099	42,354
Fund accounting fees	51,942	1,077
Other expenses	55,421	1,146
Total expenses	5,138,351	164,065
Less, expense waiver for Institutional Class shareholder
servicing fees	(404,802)	—
Less, expense reimbursement	(819,825)	(155,301)
Net expenses	3,913,724	8,764
Net investment income (loss)	(6,330,819)	(13,040)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	950,246	(340,728)
Net change in unrealized appreciation of:
Investments and foreign currency	384,565,800	8,683,292
Net gain on investments	385,516,046	8,342,564
Net increase in net assets resulting from operations	$379,185,227	$8,329,524
† Net of foreign taxes withheld of:	$838,551	$14,620

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Year Ended December 31, 2013

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
INVESTMENT LOSS ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$2,195,713	$882,618
Interest	1,606	704
Income from securities lending	165,846	70,749
Expenses allocated from Master Portfolio	(2,339,784)	(798,101)
Net investment income from Master Portfolio	23,381	155,970
EXPENSES:
Distribution fees — Advisor Class A	32,830	21,567
Distribution fees — Advisor Class C	33,208	35,823
Shareholder servicing fees — Advisor Class A	32,830	21,567
Shareholder servicing fees — Advisor Class C	11,069	11,941
Shareholder servicing fees — No Load Class	350,922	101,649
Shareholder servicing fees — Institutional Class	33,730	6,038
Transfer agent fees and expenses	60,223	28,874
Reports to shareholders	21,965	9,524
Administration fees	62,116	22,734
Professional fees	19,129	12,202
Directors’ and Officers’ fees and expenses	15,053	5,448
Registration fees	57,342	48,823
Fund accounting fees	7,733	2,862
Other expenses	5,524	2,798
Total expenses	743,674	331,850
Less, expense waiver for Institutional Class shareholder
servicing fees	(25,298)	(4,528)
Less, expense reimbursement	(159,244)	(137,931)
Net expenses	559,132	189,391
Net investment loss	(535,751)	(33,421)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	912,039	4,578,478
Realized gain distributions received from other
investment companies	—	7,522
Net change in unrealized appreciation of:
Investments and foreign currency	74,228,630	16,099,778
Net gain on investments	75,140,669	20,685,778
Net increase in net assets resulting from operations	$74,604,918	$20,652,357
† Net of foreign taxes withheld of:	$131,491	$41,132

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Year Ended December 31, 2013

	The Alternative	The Multi-
	Income	Disciplinary
	Fund	Fund
INVESTMENT INCOME (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends	$39,227	$243,437
Interest	81,201	2,563,416
Income from securities lending	1,795	11,975
Expenses allocated from Master Portfolio	(216,571)	(1,200,651)
Net investment income (loss) from Master Portfolio	(94,348)	1,618,177
EXPENSES:
Distribution fees — Advisor Class A	5,456	104,788
Distribution fees — Advisor Class C	12,641	77,096
Shareholder servicing fees — Advisor Class A	5,456	104,788
Shareholder servicing fees — Advisor Class C	4,214	25,699
Shareholder servicing fees — No Load Class	25,109	50,372
Shareholder servicing fees — Institutional Class	6,939	29,193
Transfer agent fees and expenses	27,671	36,526
Reports to shareholders	20,329	15,803
Administration fees	6,297	34,609
Professional fees	14,527	14,935
Directors’ and Officers’ fees and expenses	1,630	8,633
Registration fees	54,702	56,223
Fund accounting fees	842	4,361
Other expenses	780	3,265
Total expenses	186,593	566,291
Less, expense waiver for Institutional Class shareholder
servicing fees	(5,204)	(21,895)
Less, expense reimbursement	(221,680)	(289,857)
Net expenses	(40,291)	254,539
Net investment income (loss)	(54,057)	1,363,638
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	19,300	1,105,640
Written option contracts expired or closed	310,987	1,372,837
Securities sold short	—	(141,272)
Realized gain distributions received from other
investment companies	1,067	34,280
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(8,653)	(1,604,855)
Written option contracts	603,453	875,143
Securities sold short	—	(10,192)
Net gain on investments	926,154	1,631,581
Net increase in net assets resulting from operations	$872,097	$2,995,219

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets

	The Internet Fund		The Global Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012
OPERATIONS:
Net investment income (loss)	$(2,263,838)	$(433,729)	$8,809	$39,580
Net realized gain on sale of
investments, foreign currency and
distributions received from other
investment companies	11,540,964	4,839,728	66,904	104,946
Net change in unrealized appreciation
of investments and foreign
currency	52,880,805	19,949,877	2,169,965	1,011,339
Net increase in net assets resulting
from operations	62,157,931	24,355,876	2,245,678	1,155,865
DISTRIBUTIONS TO SHAREHOLDERS —
NO LOAD CLASS:
Net investment income	—	—	(9,185)	(123,429)
Net realized gains	(8,399,207)	(5,207,093)	—	—
Total distributions	(8,399,207)	(5,207,093)	(9,185)	(123,429)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS A:
Net investment income	—	—	(2,107)	(24,753)
Net realized gains	(264,840)	(46,661)	—	—
Total distributions	(264,840)	(46,661)	(2,107)	(24,753)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS C:
Net investment income	—	—	(1,648)	(8,334)
Net realized gains	(47,335)	(6,516)	—	—
Total distributions	(47,335)	(6,516)	(1,648)	(8,334)
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	26,409,652	46,371,634	3,089,656	1,878,282
Redemption fees	4,961	4,548	68	6
Proceeds from shares issued to holders
in reinvestment of dividends	8,096,254	5,050,816	8,850	115,580
Cost of shares redeemed	(69,661,189)	(19,118,564)	(1,183,302)	(1,366,910)
Net increase (decrease) in net assets
resulting from capital share
transactions	(35,150,322)	32,308,434	1,915,272	626,958
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	4,387,670	509,770	1,186,661	1,116,949
Redemption fees	550	—	40	385
Proceeds from shares issued to holders
in reinvestment of dividends	221,753	38,332	1,866	22,174
Cost of shares redeemed	(1,362,298)	(394,222)	(576,135)	(591,598)
Net increase in net assets resulting
from capital share transactions	3,247,675	153,880	612,432	547,910

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Internet Fund		The Global Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	$604,756	$82,925	$914,460	$238,490
Redemption fees	—	—	—	—
Proceeds from shares issued to holders
in reinvestment of dividends	35,987	4,595	1,580	7,789
Cost of shares redeemed	(34,603)	(25,134)	(2,000)	(8,967)
Net increase in net assets
resulting from capital
share transactions	606,140	62,386	914,040	237,312
TOTAL INCREASE IN NET ASSETS:	22,150,042	51,620,306	5,674,482	2,411,529
NET ASSETS:
Beginning of year	156,600,428	104,980,122	6,545,462	4,133,933
End of year*	$178,750,470	$156,600,428	$12,219,944	$6,545,462
* Including undistributed net investment
income (loss) of:	$108,097	$43,841	$(28,646)	$(78,186)
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	525,397	1,069,839	584,835	427,158
Shares issued in reinvestments of
dividends and distributions	137,016	118,341	1,468	24,697
Shares redeemed	(1,345,154)	(461,243)	(224,143)	(301,524)
Net increase (decrease) in
shares outstanding	(682,741)	726,937	362,160	150,331
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	83,265	12,322	208,374	258,844
Shares issued in reinvestments of
dividends and distributions	3,845	917	310	4,738
Shares redeemed	(24,534)	(10,094)	(110,866)	(131,342)
Net increase in shares
outstanding	62,576	3,145	97,818	132,240
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	12,031	2,130	175,531	54,697
Shares issued in reinvestments of
dividends and distributions	652	114	269	1,693
Shares redeemed	(731)	(674)	(347)	(2,056)
Net increase in shares
outstanding	11,952	1,570	175,453	54,334

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012
OPERATIONS:
Net investment income (loss)	$(6,330,819)	$1,073,108	$(13,040)	$305,849
Net realized gain (loss) on sale of
investments and foreign currency	950,246	37,284,162	(340,728)	522,636
Net change in unrealized appreciation of
investments and foreign currency	384,565,800	127,689,744	8,683,292	852,539
Net increase in net assets resulting
from operations	379,185,227	166,047,014	8,329,524	1,681,024
DISTRIBUTIONS TO SHAREHOLDERS —
NO LOAD CLASS:
Net investment income	(3,649,194)	(2,091,661)	(47,302)	(256,326)
Net realized gains	—	—	(118,630)	(1,561,461)
Total distributions	(3,649,194)	(2,091,661)	(165,932)	(1,817,787)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS A:
Net investment income	(958,523)	(146,854)	(4,406)	(40,937)
Net realized gains	—	—	(22,398)	(297,758)
Total distributions	(958,523)	(146,854)	(26,804)	(338,695)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS C:
Net investment income	(111,115)	—	(632)	(4,623)
Net realized gains	—	—	(3,216)	(51,491)
Total distributions	(111,115)	—	(3,848)	(56,114)
DISTRIBUTIONS TO SHAREHOLDERS —
INSTITUTIONAL CLASS:
Net investment income	(2,547,950)	(1,577,657)	N/A	N/A
Net realized gains	—	—	N/A	N/A
Total distributions	(2,547,950)	(1,577,657)	N/A	N/A
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	128,552,091	64,026,639	5,499,559	726,629
Redemption fees	28,908	3,832	2,309	179
Proceeds from shares issued to holders
in reinvestment of dividends	3,421,586	1,971,657	163,327	1,796,827
Cost of shares redeemed	(129,139,004)	(161,429,928)	(6,191,262)	(4,192,023)
Net increase (decrease) in net assets
resulting from capital share
transactions	2,863,581	(95,427,800)	(526,067)	(1,668,388)
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	41,783,343	18,086,486	2,015,743	313,634
Redemption fees	4,446	796	962	2
Proceeds from shares issued to holders
in reinvestment of dividends	869,957	132,398	16,802	201,396
Cost of shares redeemed	(32,587,410)	(57,418,386)	(2,055,321)	(1,109,278)
Net increase (decrease) in net
assets resulting from capital
share transactions	10,070,336	(39,198,706)	(21,814)	(594,246)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	$10,763,761	$3,849,753	$110,624	$36,059
Redemption fees	4	52	—	—
Proceeds from shares issued to holders
in reinvestment of dividends	100,621	—	1,975	29,798
Cost of shares redeemed	(15,948,545)	(25,024,304)	(219,103)	(181,789)
Net decrease in net assets resulting
from capital share transactions	(5,084,159)	(21,174,499)	(106,504)	(115,932)
CAPITAL SHARE TRANSACTIONS —
INSTITUTIONAL CLASS:
Proceeds from shares sold	110,215,275	81,609,346	N/A	N/A
Redemption fees	5,525	6,189	N/A	N/A
Proceeds from shares issued to holders
in reinvestment of dividends	1,781,955	1,311,574	N/A	N/A
Cost of shares redeemed	(63,765,372)	(57,342,208)	N/A	N/A
Net increase in net assets resulting
from capital share transactions	48,237,383	25,584,901	N/A	N/A
TOTAL INCREASE (DECREASE) IN
NET ASSETS:	428,005,586	32,014,738	7,478,555	(2,910,138)
NET ASSETS:
Beginning of year	846,325,640	814,310,902	17,286,844	20,196,982
End of year*	$1,274,331,226	$846,325,640	$24,765,399	$17,286,844
* Including undistributed net investment
income (loss) of:	$(9,374,074)	$(9,449,805)	$(39,072)	$28,372
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	4,367,391	2,761,190	245,850	36,993
Shares issued in reinvestments of
dividends and distributions	100,105	83,157	6,196	101,230
Shares redeemed	(4,435,343)	(7,210,869)	(275,053)	(211,946)
Net increase (decrease) in
shares outstanding	32,153	(4,366,522)	(23,007)	(73,723)
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	1,418,522	793,709	90,529	16,529
Shares issued in reinvestments of
dividends and distributions	25,915	5,675	656	11,668
Shares redeemed	(1,136,718)	(2,600,387)	(94,006)	(56,326)
Net increase (decrease) in shares
outstanding	307,719	(1,801,003)	(2,821)	(28,129)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	$385,726	$180,440	$4,926	$1,995
Shares issued in reinvestments of
dividends and distributions	3,123	—	78	1,741
Shares redeemed	(590,232)	(1,172,251)	(10,184)	(9,532)
Net decrease in shares
outstanding	(201,383)	(991,811)	(5,180)	(5,796)
CHANGES IN SHARES OUTSTANDING —
INSTITUTIONAL CLASS:
Shares sold	3,816,087	3,733,029	N/A	N/A
Shares issued in reinvestments of
dividends and distributions	52,226	55,434	N/A	N/A
Shares redeemed	(2,177,559)	(2,534,864)	N/A	N/A
Net increase in shares
outstanding	1,690,754	1,253,599	N/A	N/A

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012
OPERATIONS:
Net investment income (loss)	$(535,751)	$30,632	$(33,421)	$52,756
Net realized gain on sale of investments,
foreign currency and distributions
received from other investment
companies	912,039	7,834,606	4,586,000	4,862,677
Net change in unrealized appreciation
of investments and foreign
currency	74,228,630	12,106,767	16,099,778	2,198,282
Net increase in net assets resulting
from operations	74,604,918	19,972,005	20,652,357	7,113,715
DISTRIBUTIONS TO SHAREHOLDERS —
NO LOAD CLASS:
Net investment income	—	—	(173,362)	(532,781)
Total distributions	—	—	(173,362)	(532,781)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS A:
Net investment income	—	—	(43,317)	(84,630)
Total distributions	—	—	(43,317)	(84,630)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS C:
Net investment income	—	—	(20,715)	(33,350)
Total distributions	—	—	(20,715)	(33,350)
DISTRIBUTIONS TO SHAREHOLDERS —
INSTITUTIONAL CLASS:
Net investment income	—	—	(6,619)	(4,195)
Total distributions	—	—	(6,619)	(4,195)
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	191,484,979	1,841,937	12,840,687	630,318
Redemption fees	16,105	434	2,752	455
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	172,044	531,266
Cost of shares redeemed	(37,876,316)	(21,727,814)	(13,323,220)	(3,055,029)
Net increase (decrease) in net assets
resulting from capital
share transactions	153,624,768	(19,885,443)	(307,737)	(1,892,990)
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	11,072,084	712,257	5,568,364	400,180
Redemption fees	2,704	23	1,711	280
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	34,665	69,282
Cost of shares redeemed	(2,330,561)	(2,129,011)	(3,495,307)	(3,721,538)
Net increase (decrease) in net assets
resulting from capital share
transactions	8,744,227	(1,416,731)	2,109,433	(3,251,796)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	$3,682,497	$162,437	$378,584	$162,143
Redemption fees	716	—	199	101
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	18,554	29,824
Cost of shares redeemed	(937,616)	(634,738)	(546,143)	(1,117,534)
Net increase (decrease) in net assets
resulting from capital
share transactions	2,745,597	(472,301)	(148,806)	(925,466)
CAPITAL SHARE TRANSACTIONS —
INSTITUTIONAL CLASS:
Proceeds from shares sold	36,054,133	2,959,815	13,645,790	57,706
Redemption fees	—	532	1,462	—
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	6,468	1,417
Cost of shares redeemed	(9,399,860)	(2,620,000)	(12,782,149)	(48,403)
Net increase in net assets resulting
from capital share transactions	26,654,273	340,347	871,571	10,720
TOTAL INCREASE (DECREASE) IN
NET ASSETS:	266,373,783	(1,462,123)	22,932,805	399,227
NET ASSETS:
Beginning of year	81,523,395	82,985,518	43,608,255	43,209,028
End of year*	$347,897,178	$81,523,395	$66,541,060	$43,608,255
* Including undistributed net investment
loss of:	$(1,545,658)	$(747,038)	$(634,488)	$(1,156,606)
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	5,488,513	80,246	787,628	54,575
Shares issued in reinvestments of
dividends and distributions	—	—	9,814	44,495
Shares redeemed	(1,104,650)	(953,945)	(835,192)	(263,041)
Net increase (decrease) in
shares outstanding	4,383,863	(873,699)	(37,750)	(163,971)
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	321,977	30,501	358,219	34,816
Shares issued in reinvestments of
dividends and distributions	—	—	1,983	5,807
Shares redeemed	(71,873)	(95,419)	(233,140)	(325,109)
Net increase (decrease) in
shares outstanding	250,104	(64,918)	127,062	(284,486)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	110,477	7,094	25,837	14,383
Shares issued in reinvestments of
dividends and distributions	—	—	1,080	2,527
Shares redeemed	(28,337)	(29,018)	(37,227)	(97,683)
Net increase (decrease) in
shares outstanding	82,140	(21,924)	(10,310)	(80,773)
CHANGES IN SHARES OUTSTANDING —
INSTITUTIONAL CLASS:
Shares sold	990,478	133,450	937,141	5,247
Shares issued in reinvestments of
dividends and distributions	—	3	367	118
Shares redeemed	(271,270)	(113,744)	(854,503)	(4,211)
Net increase in shares
outstanding	719,208	19,709	83,005	1,154

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-
	Income Fund		Disciplinary Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012
OPERATIONS:
Net investment income (loss)	$(54,057)	$186,370	$1,363,638	$1,275,828
Net realized gain on sale of
investments, foreign currency,
written option contracts expired or
closed, securities sold short and
distributions received from other
investment companies	331,354	309,517	2,371,485	1,177,010
Net change in unrealized appreciation
(depreciation) of investments,
foreign currency, written options
and securities sold short	594,800	604,822	(739,904)	2,744,146
Net increase in net assets resulting
from operations	872,097	1,100,709	2,995,219	5,196,984
DISTRIBUTIONS TO SHAREHOLDERS —
NO LOAD CLASS:
Net investment income	—	(121,802)	(487,296)	(679,067)
Net realized gains	—	—	(441,978)	(200,492)
Total distributions	—	(121,802)	(929,274)	(879,559)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS A:
Net investment income	—	(54,584)	(924,799)	(647,761)
Net realized gains	—	—	(819,239)	(258,629)
Total distributions	—	(54,584)	(1,744,038)	(906,390)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS C:
Net investment income	—	(29,650)	(183,756)	(173,702)
Net realized gains	—	—	(258,354)	(77,474)
Total distributions	—	(29,650)	(442,110)	(251,176)
DISTRIBUTIONS TO SHAREHOLDERS —
INSTITUTIONAL CLASS:
Net investment income	—	(45,289)	(457,067)	(218,586)
Net realized gains	—	—	(509,401)	(67,014)
Total distributions	—	(45,289)	(966,468)	(285,600)
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	9,908,542	1,553,283	8,952,699	9,228,811
Redemption fees	9	78	334	725
Proceeds from shares issued to holders
in reinvestment of dividends	—	108,785	736,771	651,115
Cost of shares redeemed	(3,240,996)	(2,871,859)	(9,582,407)	(5,059,428)
Net increase (decrease) in net assets
resulting from capital share
transactions	6,667,555	(1,209,713)	107,397	4,821,223

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Alternative			The Multi-
	Income Fund			Disciplinary Fund
	For the		For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,
	2013		2012	2013	2012
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	$1,848,803		$255,900	$33,189,160	$22,935,328
Redemption fees	313		—	4,331	5,989
Proceeds from shares issued to holders
in reinvestment of dividends	—		46,863	1,696,922	851,763
Cost of shares redeemed	(1,667,426)		(2,604,163)	(24,094,744)	(3,459,167)
Net increase (decrease) in net
assets resulting from capital
share transactions	181,690		(2,301,400)	10,795,669	20,333,913
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	1,152,698		250,862	4,855,689	6,096,378
Redemption fees	—		—	—	—
Proceeds from shares issued to holders
in reinvestment of dividends	—		19,420	423,776	240,039
Cost of shares redeemed	(1,134,524)		(992,794)	(1,435,484)	(801,065)
Net increase (decrease) in net
assets resulting from capital
share transactions	18,174		(722,512)	3,843,981	5,535,352
CAPITAL SHARE TRANSACTIONS —
INSTITUTIONAL CLASS:
Proceeds from shares sold	5,417,780		1,083,914	17,790,455	2,153,101
Redemption fees	—		159	—	—
Proceeds from shares issued to holders
in reinvestment of dividends	—		31,108	955,985	276,678
Cost of shares redeemed	(384,298)		(327,778)	(1,638,909)	(240,894)
Net increase in net assets resulting
from capital share transactions	5,033,482		787,403	17,107,531	2,188,885
TOTAL INCREASE (DECREASE) IN
NET ASSETS:	12,772,998		(2,596,838)	30,767,907	35,753,632
NET ASSETS:
Beginning of year	10,689,218		13,286,056	59,391,609	23,637,977
End of year*	$23,462,216		$10,689,218	$90,159,516	$59,391,609
* Including undistributed net investment
loss of:	$—		$(72,455)	$(935,161)	$(433,001)
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	939,415		183,153	790,030	848,038
Shares issued in reinvestments of
dividends and distributions	—		13,044	66,399	59,656
Shares redeemed	(1,368,656	)(1)	(352,741)	(849,113)	(467,948)
Net increase (decrease) in shares
outstanding	(429,241)		(156,544)	7,316	439,746

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Alternative			The Multi-
	Income Fund			Disciplinary Fund
	For the		For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,
	2013		2012	2013	2012
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	43,207		30,908	2,944,381	2,108,470
Shares issued in reinvestments of
dividends and distributions	—		5,612	153,652	78,399
Shares redeemed	(321,663	)(1)	(311,285)	(2,138,431)	(321,378)
Net increase (decrease) in shares
outstanding	(278,456)		(274,765)	959,602	1,865,491
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	33,993		30,770	435,881	570,311
Shares issued in reinvestments of
dividends and distributions	—		2,357	38,723	22,235
Shares redeemed	(226,741	)(1)	(120,473)	(128,853)	(74,099)
Net increase (decrease) in shares
outstanding	(192,748)		(87,346)	345,751	518,447
CHANGES IN SHARES OUTSTANDING —
INSTITUTIONAL CLASS:
Shares sold	246,519		127,757	1,566,653	205,219
Shares issued in reinvestments of
dividends and distributions	—		3,699	86,068	25,267
Shares redeemed	(363,249	)(1)	(39,174)	(144,343)	(21,810)
Net increase (decrease) in
shares outstanding	(116,730)		92,282	1,508,378	208,676

(1)	Shares redeemed include: 1,198,771 No Load Class shares, 210,478 Class A shares, 159,007 Class C shares and 332,551 Institutional Class shares respectively due to the reverse split. Please see Note 10 for more information.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements
December 31, 2013

1. Organization

Kinetics Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund (“Internet”), The Global Fund (“Global”), The Paradigm Fund (“Paradigm”), The Medical Fund (“Medical”), The Small Cap Opportunities Fund (“Small Cap”), The Market Opportunities Fund (“Market Opportunities”), The Alternative Income Fund (formerly the Water Infrastructure Fund) (“Alternative Income”), and The Multi-Disciplinary Fund (“Multi-Disciplinary”). Investment operations of the Company began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Global and Paradigm), March 20, 2000 (Small Cap), January 31, 2006 (Market Opportunities), June 29, 2007 (Alternative Income), and February 11, 2008 (Multi-Disciplinary). Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Master Portfolio” and collectively the “Master Portfolios”) of Kinetics Portfolios Trust (the “Trust”).

On April 28, 2000 (January 31, 2006 with respect to Market Opportunities, June 29, 2007 with respect to Alternative Income, and February 11, 2008 with respect to Multi-Disciplinary), each series in the Company entered into a master-feeder fund structure. By entering into this structure, each series (each a “Feeder Fund” and collectively, the “Feeder Funds”) invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2013

Each Feeder Fund’s respective interest in the corresponding Master Portfolio as of December 31, 2013 is as follows:

Interest in
Master Portfolio
Internet Fund	99.989%
Global Fund	99.932%
Paradigm Fund	96.027%
Medical Fund	99.887%
Small Cap Fund	99.988%
Market Opportunities Fund	99.975%
Alternative Income Fund	99.367%
Multi-Disciplinary Fund	99.832%

Prior to the conversion to a master-feeder fund structure on April 28, 2000, each then existing series conducted its own investment operations.

As of December 31, 2013 each of the Feeder Funds offers Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%.

As of December 31, 2013, each of the Feeder Funds offers Advisor Class C shares. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. Advisor Class C shares do not have a sales charge.

As of December 31, 2013, each of the Feeder Funds offers No Load Class shares. No Load Class shares are subject to a shareholder servicing fee of 0.25% of average daily net assets but do not have 12b-1 fees or a sales charge.

As of December 31, 2013 the Paradigm, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Funds offer Institutional Class shares. Institutional Class shares are subject to a shareholder servicing fee of 0.20% of average daily net assets but do not have 12b-1 fees or a sales charge. For the year ended December 31, 2013, the adviser has agreed to waive portion of the institutional class shareholder servicing fee in excess of 0.05%.

Each class of shares for each Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Advisor Class C

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2013

shares, the sales charge on the Advisor Class A shares, the shareholder servicing fees paid by the Advisor Class A, Advisor Class C, No Load Class and Institutional Class shares, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Shares of each Feeder Fund will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.

Refer to the Master Portfolio’s financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolios of investments, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

2. Significant Accounting Policies

Security Valuation
Master Portfolio securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Foreign securities are valued by an independent pricing service. In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If the composite option price is not available, the mean between the highest bid and the lowest asked quotations at the close of the exchanges will be used. If

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2013

none of the above are available, exchange traded options are valued at the last quoted sales price. Non-exchange traded options for which over-the-counter quotations are not readily available are valued at the mean of the current bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At December 31, 2013, 0.00%, 0.00%, 0.00%, 0.06% and 0.58% of the net assets of The Internet Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Market Opportunities Portfolio and The Multi-Disciplinary Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at December 31, 2013.

Repurchase Agreements
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2013

102% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

Written Option Accounting
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When the Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. Such fluctuations are included with

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2013

the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted and Illiquid Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. At December 31, 2013 the following Master Portfolio held securities restricted to institutional investors (144A securities):

		Percentage of
	Market Value	Net Assets
The Multi-Disciplinary Portfolio	$5,533,094	6.13%
The Alternative Income Portfolio	200,440	0.85%

An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Master Portfolio has valued the investment. At December 31, 2013, the following Master Portfolios held illiquid securities:

			Percentage of
	Market Value		Net Assets
The Internet Portfolio	$—	*	0.00%
The Medical Portfolio	—	*	0.00%
The Paradigm Portfolio	—	*	0.00%
The Market Opportunities Portfolio	41,105		0.06%
The Multi-Disciplinary Portfolio	525,000		0.58%

* Amount is less than $0.50.

When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when- issued securities.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2013

Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Expense Allocation
Common expenses incurred by Feeder Funds are allocated among the Feeder Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.

Each Feeder Fund records its proportionate share of the corresponding Master Portfolio’s expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio via its investment in a Feeder Fund will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio via its investment in a Feeder Fund can satisfy the requirements of subchapter M of the Internal Revenue Code.

It is the Feeder Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2013

distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and gain items for financial statement and tax purposes. Additionally, the Feeder Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of December 31, 2013, open tax years include the tax years ended December 31, 2010 through 2013. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and discounts on the interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Company’s understanding of the applicable country’s tax rules and rates.

3. Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Master

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2013

Portfolios, except the Alternative Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. The Alternative Income Portfolio began compensating the Adviser for its management services at the annual rate of 0.90% of the Master Portfolio’s average daily net assets beginning January 1, 2013.

The Adviser has voluntarily agreed to waive a portion of its advisory fee and/or reimburse certain operating expenses as deemed appropriate. The Adviser may discontinue the voluntary waiver/reimbursement at any time; these waivers/reimbursements are not subject to recapture.

For the year ended December 31, 2013, the rate earned by the Adviser from the Master Portfolios and the waived fees/reimbursed expenses for the Feeder Funds are as follows:

	The Internet	The Global
	Fund	Fund
Annual advisory rate	1.25%	1.25%
Expenses reimbursed by Adviser through
voluntary waiver	$—	$133,013
Expenses reimbursed by Adviser through
institutional class shareholder
servicing fee waiver	$—	$—

	The Paradigm	The Medical
	Fund	Fund
Annual advisory rate	1.25%	1.25%
Expenses reimbursed by Adviser through
voluntary waiver	$819,825	$155,301
Expenses reimbursed by Adviser through
institutional class shareholder
servicing fee waiver	$404,802	$—

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
Annual advisory rate	1.25%	1.25%
Expenses reimbursed by Adviser through
voluntary waiver	$159,244	$137,931
Expenses reimbursed by Adviser through
institutional class shareholder
servicing fee waiver	$25,298	$4,528

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2013

	The Alternative	The Multi-
	Income	Disciplinary
	Fund	Fund
Annual advisory rate	0.90%	1.25%
Expenses reimbursed by Adviser through
voluntary waiver	$221,680	$289,857
Expenses reimbursed by Adviser through
institutional class shareholder
servicing fee waiver	$5,204	$21,895

The Adviser receives a shareholder servicing fee from the No Load Class, Advisor Class A and Advisor Class C shares of a Feeder Fund pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Feeder Fund’s average daily net assets attributable to No Load Class, Advisor Class A and Advisor Class C shares, respectively. For the Institutional Class, the Adviser receives a shareholder servicing fee pursuant to a shareholder servicing agreement in the amount equal to 0.20% of a Feeder Fund’s average daily net assets attributable to Institutional Class shares. At this time, the Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder servicing fee in excess of 0.05% of a Feeder Fund’s average daily net assets attributable to Institutional Class shares until at least May 1, 2014. For the year ended December 31, 2013, the Adviser waived amounts depicted in the above table in shareholder servicing fees for the Institutional Class of the Paradigm, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Funds. During the year ended December 31, 2013, Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income and Multi-Disciplinary Funds incurred shareholder servicing expenses of $432,482, $23,126, $2,531,393, $55,145, $428,551, $141,195, $41,718, and $210, 052 respectively, pursuant to the Shareholder Servicing Plan. The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Feeder Funds.

For the year ended December 31, 2013, the Feeder Funds were allocated $26,000 for the services of the Chief Compliance Officer employed by the Adviser.

The Company, on behalf of the Feeder Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”). One Plan is for Advisor Class A shares, while the other Plan is for Advisor Class C shares. Under the first Plan, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2013

Distributor or other qualified recipients under the Plan. During the year ended December 31, 2013, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. During the year ended December 31, 2013, the Advisor Class A shares of the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Funds incurred expenses of $7,545, $2,919, $419,676, $8,345, $32,830, $21,567, $5,456, and $104,788 respectively, pursuant to the 12b-1 Plan. Under the second Plan, Advisor Class C shares pay an annual rate of 0.75% of the average daily net asset value of such shares. During the year ended December 31, 2013, Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Funds Advisor Class C Shares incurred expenses of $3,437, $7,349, $897,888, $3,786, $33,208, $35,823, $12,641 and $77,096 respectively, pursuant to the 12b-1 Plan.

Kinetics Funds Distributor, LLC (the “Distributor”) acts as the Feeder Funds’ principal underwriter in a continuous public offering of the Feeder Funds’ shares. The Distributor is an affiliate of the Adviser. For the year ended December 31, 2013, the Distributor received $4,927, $394, $58,548, $4,265, $6,160, $3,664, $1,358 and $13,385 from sales loads from the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Funds.

4. Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2013, each Feeder Fund recorded the following reclassifications to the accounts listed below:

	INCREASE (DECREASE)
	Paid In Capital	Accumulated Net Investment Income or (Loss)	Accumulated Net Realized Gain or (Loss)
Internet	$(2,073,487)	$2,328,094	$(254,607)
Global	—	53,671	(53,671)
Paradigm	(11,104,043)	13,673,332	(2,569,289)
Medical	—	(2,064)	2,064
Small Cap	948,572	(262,869)	(685,703)
Market	(91,727)	799,552	(707,825)
Alternative Income	(145,322)	126,512	18,810
Multi-Disciplinary	—	187,120	(187,120)

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2013

5.  Income Taxes

At December 31, 2013, the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Funds had $0, $966, $0, $0, $260,462, $0, $0 and $453,666, respectively, of undistributed net investment income on a tax basis.

At December 31, 2013, the Internet and Multi-Disciplinary Funds had $5,361,037 and $17,495, respectively, of accumulated net realized gains on a tax basis.

At December 31, 2013, the Feeder Funds had accumulated net realized capital loss carryforwards expiring in the following years:

				No	No
				Expiration	Expiration
Feeder Fund	2016	2017	2018	Short-term	Long-term
Internet	$—	$—	$—	$—	$—
Global	—	(367,030)	—	—	—
Paradigm	(205,745,172)	(445,505,345)	(115,786,082)	(1,814,849)	—
Medical	—	—	—	—	(342,501)
Small Cap	(53,244,496)	(96,486,615)	(8,224,702)	—	—
Market	(16,707,598)	(6,623,055)	(2,108,533)	—	—
Alternative	(987,119)	(4,868,599)	(2,203,647)	—	—
Multi-Disciplinary	—	—	—	—	—

As a result of the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), losses incurred in this fiscal year and beyond retain their character, short-term or long-term, have no expiration date and are utilized prior to capital loss carryforwards accumulated before the enactment of the Modernization Act.

For the year ended December 31, 2013, the following Feeder Funds utilized capital loss carryforwards:

Capital Loss
Fund	Carryforward
Global	$36,284
Small Cap	1,332,607
Market Opportunities	3,947,393
Alternative	1,652

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2013

At December 31, 2013, the following Feeder Funds deferred, on a tax basis, post-October losses:

	Post-October	Post-October
Feeder Fund	Losses	Currency Losses
Internet	$(36,653)
Paradigm		$(825,325)
Medical		(39,071)
Market Opportunities		(107,573)

The tax components of dividends paid during the years ended December 31, 2013 and December 31, 2012, are:

	Internet		Global
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2013	$—	$8,711,382	$12,940	$—
2012	$—	$5,260,270	$156,516	$—

	Paradigm		Medical
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2013	$7,266,782	$—	$52,349	$144,235
2012	$3,816,172	$—	$301,886	$1,910,710

	Small Cap		Market Opportunities
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2013	$—	$—	$244,013	$—
2012	$—	$—	$654,956	$—

	Alternative Income		Multi-Disciplinary
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2013	$—	$—	$3,590,035	$491,855
2012	$251,325	$—	$2,322,725	$—

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2013

6. Tax Information (Unaudited)

The Global, Paradigm, Medical, and Market Opportunities Funds designate 49%, 100%, 100% and 84%, respectively, of dividends declared after December 31, 2013 from net investment income as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Funds hereby designate 0%, 100%, 100%, 27%, 0%, 100%, 0% and 88%, respectively, as ordinary income distributions and 100%, 73% and 12% for the Internet, Medical and Multi-Disciplinary Funds as long-term capital gain distributions for the purposes of the dividends paid deduction, which include earnings and profits distributed to shareholders on redemptions of Fund shares.

For corporate shareholders in the Feeder Funds, the percentage of ordinary dividend income distributed for the year ended December 31, 2013, which is designated as qualifying for the dividends-received deduction, is as follows: Global 22%, Paradigm 100%, Medical 100%, and Market Opportunities 63%. The Multi-Disciplinary Fund designates 100% of its ordinary income distributions for the fiscal year ended December 31, 2013 as interest-related dividends under Internal Revenue Code Section 871(k)(l)(C).

The Multi-Disciplinary Fund designates 38% of its ordinary income distribution as a short-term capital gain distribution under Internal Revenue Code Section 871(k)(2)(C).

7. Information about Proxy Voting (Unaudited)

Information regarding how the Company and the Master Portfolios vote proxies relating to portfolio securities is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the Company’s website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
December 31, 2013

8. Information about the Portfolio Holdings (Unaudited)

The Feeder Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Feeder Funds’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. Finally, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

9. Subsequent Events

In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or translations that occurred during the year that materially impacted the amounts or disclosures in the Feeder Funds’ financial statements.

10. Reverse Stock Split

During the year ended December 31, 2013, shares of The Alternative Income Fund were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to reduce the number of shares outstanding while maintaining the Fund’s and each shareholder’s aggregate net asset value. A summary of the reverse stock split is as follows:

			Net Asset	Net Asset	Shares	Shares
			Value	Value	Outstanding	Outstanding
			Before	After	Before	After
			Reverse	Reverse	Reverse	Reverse
	Date	Rate	Split	Split	Split	Split
Alternative Income Fund,
No Load Class	5/31/13	1:10	8.52	85.24	1,331,968	133,197
Alternative Income Fund,
Class A	5/31/13	1:10	8.52	85.23	233,864	23,386
Alternative Income Fund,
Class C	5/31/13	1:10	8.39	83.88	176,674	17,667
Alternative Income Fund,
Institutional Class	5/31/13	1:10	8.60	86.01	369,501	36,950

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights

	The Internet Fund
			No Load Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$43.18	$36.26	$37.25	$30.74	$20.71
Income from Investment Operations:
Net investment loss(2)	(0.67)	(0.15)	(0.37)	(0.28)	(0.14)
Net realized and unrealized gain
(loss) on investments	19.78	8.56	(0.37)	6.79	10.21
Total from investment
operations	19.11	8.41	(0.74)	6.51	10.07
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—	—	—	—	(0.04)
From net realized gains	(3.02)	(1.49)	(0.25)	—	—
Total distributions	(3.02)	(1.49)	(0.25)	—	(0.04)
Net Asset Value, End of Year	$59.27	$43.18	$36.26	$37.25	$30.74
Total return	44.28%	23.24%	(1.98)%	21.18%	48.61%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$172,332	$155,036	$103,828	$113,085	$104,666
Ratio of operating expenses to average
net assets:
Before expense reimbursement	1.84%	1.94%	1.94%	1.95%	1.98%
After expense reimbursement(4)	1.84%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment loss to
average net assets:
Before expense reimbursement	(1.30)%	(0.41)%	(0.99)%	(0.91)%	(0.64)%
After expense reimbursement(4)	(1.30)%	(0.36)%	(0.94)%	(0.85)%	(0.55)%
Portfolio turnover rate(5)	8%	9%	32%	12%	14%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS Financial Highlights — (Continued)

	The Internet Fund
			Advisor Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$42.30	$35.63	$36.69	$30.35	$20.50
Income from Investment Operations:
Net investment loss(2)	(0.81)	(0.24)	(0.46)	(0.36)	(0.21)
Net realized and unrealized gain
(loss) on investments	19.36	8.40	(0.36)	6.70	10.09
Total from investment
operations	18.55	8.16	(0.82)	6.34	9.88
Redemption Fees	0.01	—	0.01	0.00 (3)	0.01
Less Distributions:
From net investment income	—	—	—	—	(0.04)
From net realized gains	(3.02)	(1.49)	(0.25)	—	—
Total distributions	(3.02)	(1.49)	(0.25)	—	(0.04)
Net Asset Value, End of Year	$57.84	$42.30	$35.63	$36.69	$30.35
Total return(4)	43.94%	22.92%	(2.20)%	20.89%	48.23%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$5,506	$1,379	$1,050	$1,892	$738
Ratio of operating expenses to average
net assets:
Before expense reimbursement	2.09%	2.19%	2.19%	2.20%	2.23%
After expense reimbursement(5)	2.09%	2.14%	2.14%	2.14%	2.14%
Ratio of net investment loss to
average net assets:
Before expense reimbursement	(1.55)%	(0.66)%	(1.24)%	(1.16)%	(0.89)%
After expense reimbursement(5)	(1.55)%	(0.61)%	(1.19)%	(1.10)%	(0.80)%
Portfolio turnover rate(6)	8%	9%	32%	12%	14%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Internet Fund
			Advisor Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$40.79	$34.58	$35.79	$29.76	$20.20
Income from Investment Operations:
Net investment loss(2)	(1.03)	(0.43)	(0.63)	(0.51)	(0.31)
Net realized and unrealized gain
(loss) on investments	18.64	8.13	(0.34)	6.54	9.91
Total from investment
operations	17.61	7.70	(0.97)	6.03	9.60
Redemption Fees	—	—	0.01	—	—
Less Distributions:
From net investment income	—	—	—	—	(0.04)
From net realized gains	(3.02)	(1.49)	(0.25)	—	—
Total distributions	(3.02)	(1.49)	(0.25)	—	(0.04)
Net Asset Value, End of Year	$55.38	$40.79	$34.58	$35.79	$29.76
Total return	43.20%	22.32%	(2.67)%	20.26%	47.51%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$913	$185	$103	$196	$120
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.59%	2.69%	2.69%	2.70%	2.73%
After expense reimbursement(3)	2.59%	2.64%	2.64%	2.64%	2.64%
Ratio of net investment loss to
average net assets:
Before expense reimbursement	(2.05)%	(1.16)%	(1.74)%	(1.66)%	(1.39)%
After expense reimbursement(3)	(2.05)%	(1.11)%	(1.69)%	(1.60)%	(1.30)%
Portfolio turnover rate(4)	8%	9%	32%	12%	14%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(4)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Global Fund
			No Load Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$4.71	$3.92	$4.67	$3.92	$2.36
Income from Investment Operations:
Net investment income(2)	0.01	0.03	0.06	0.02	0.02
Net realized and unrealized gain
(loss) on investments	1.34	0.88	(0.78)	0.78	1.55
Total from investment
operations	1.35	0.91	(0.72)	0.80	1.57
Redemption Fees	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.01
Less Distributions:
From net investment income	(0.01)	(0.12)	(0.03)	(0.05)	(0.02)
Total distributions	(0.01)	(0.12)	(0.03)	(0.05)	(0.02)
Net Asset Value, End of Year	$6.05	$4.71	$3.92	$4.67	$3.92
Total return	28.59%	23.16%	(15.41)%	20.30%	66.86%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$8,705	$5,069	$3,631	$4,541	$4,370
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.83%	3.38%	3.94%	4.17%	5.32%
After expense reimbursement(4)	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(1.22)%	(1.22)%	(1.11)%	(2.26)%	(3.27)%
After expense reimbursement(4)	0.22%	0.77%	1.44%	0.52%	0.66%
Portfolio turnover rate(5)	15%	23%	135%	122%	53%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Global Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Global Fund
				Advisor Class A
	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2013		2012	2011	2010	2009
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$4.71		$3.92	$4.68	$3.93	$2.36
Income from Investment Operations:
Net investment income (loss)(2)	(0.00	)(3)	0.02	0.05	0.01	0.01
Net realized and unrealized gain
(loss) on investments	1.33		0.88	(0.78)	0.78	1.57
Total from investment
operations	1.33		0.90	(0.73)	0.79	1.58
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	—
Less Distributions:
From net investment income	(0.01)		(0.11)	(0.03)	(0.04)	(0.01)
Total distributions	(0.01)		(0.11)	(0.03)	(0.04)	(0.01)
Net Asset Value, End of Year	$6.03		$4.71	$3.92	$4.68	$3.93
Total return(4)	28.16%		22.94%	(15.59)%	20.04%	67.11%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$1,992		$1,093	$392	$707	$368
Ratio of operating expenses to average
net assets:
Before expense reimbursement	3.08%		3.63%	4.19%	4.42%	5.57%
After expense reimbursement(5)	1.64%		1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to
average net assets:
Before expense reimbursement	(1.47)%		(1.47)%	(1.36)%	(2.51)%	(3.52)%
After expense reimbursement(5)	(0.03)%		0.52%	1.19%	0.27%	0.41%
Portfolio turnover rate(6)	15%		23%	135%	122%	53%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Global Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Global Fund
			Advisor Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$4.62	$3.87	$4.64	$3.90	$2.37
Income from Investment Operations:
Net investment income (loss)(2)	(0.03)	0.00 (3)	0.03	(0.01)	0.00	(3)
Net realized and unrealized gain
(loss) on investments	1.32	0.85	(0.77)	0.77	1.53
Total from investment
operations	1.29	0.85	(0.74)	0.76	1.53
Redemption Fees	—	—	—	—	—
Less Distributions:
From net investment income	(0.01)	(0.10)	(0.03)	(0.02)	(0.00	)(3)
Total distributions	(0.01)	(0.10)	(0.03)	(0.02)	(0.00	)(3)
Net Asset Value, End of Year	$5.90	$4.62	$3.87	$4.64	$3.90
Total return	27.84%	22.04%	(15.94)%	19.24%	65.08%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$1,523	$383	$111	$64	$36
Ratio of operating expenses to
average net assets:
Before expense reimbursement	3.58%	4.13%	4.69%	4.92%	6.07%
After expense reimbursement(4)	2.14%	2.14%	2.14%	2.14%	2.14%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(1.97)%	(1.97)%	(1.86)%	(3.01)%	(4.02)%
After expense reimbursement(4)	(0.53)%	0.02%	0.69%	(0.23)%	(0.09)%
Portfolio turnover rate(5)	15%	23%	135%	122%	53%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Global Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
			No Load Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$23.99	$19.81	$23.31	$20.18	$14.42
Income from Investment Operations:
Net investment income (loss)(2)	(0.15)	0.05	0.02	0.11	0.15
Net realized and unrealized gain
(loss) on investments	10.72	4.25	(3.34)	3.39	5.78
Total from investment
operations	10.57	4.30	(3.32)	3.50	5.93
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	(0.21)	(0.12)	(0.18)	(0.37)	(0.17)
Total distributions	(0.21)	(0.12)	(0.18)	(0.37)	(0.17)
Net Asset Value, End of Year	$34.35	$23.99	$19.81	$23.31	$20.18
Total return	44.07%	21.78%	(14.27)%	17.37%	41.02%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$597,746	$416,696	$430,528	$687,056	$825,278
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.72%	1.78%	1.78%	1.76%	1.73%
After expense reimbursement(4)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(0.60)%	0.08%	(0.03)%	0.43%	0.78%
After expense reimbursement(4)	(0.52)%	0.22%	0.11%	0.55%	0.87%
Portfolio turnover rate(5)	4%	6%	58%	7%	15%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
			Advisor Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$23.59	$19.45	$22.95	$19.88	$14.16
Income from Investment Operations:
Net investment income (loss)(2)	(0.22)	(0.01)	(0.03)	0.06	0.10
Net realized and unrealized gain
(loss) on investments	10.53	4.18	(3.29)	3.33	5.68
Total from investment
operations	10.31	4.17	(3.32)	3.39	5.78
Redemption Fees	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	—
Less Distributions:
From net investment income	(0.16)	(0.03)	(0.18)	(0.32)	(0.06)
Total distributions	(0.16)	(0.03)	(0.18)	(0.32)	(0.06)
Net Asset Value, End of Year	$33.74	$23.59	$19.45	$22.95	$19.88
Total return(4)	43.70%	21.49%	(14.49)%	17.11%	40.64%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$204,548	$135,747	$146,939	$226,264	$252,106
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.97%	2.03%	2.03%	2.01%	1.98%
After expense reimbursement(5)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(0.85)%	(0.17)%	(0.28)%	0.18%	0.53%
After expense reimbursement(5)	(0.77)%	(0.03)%	(0.14)%	0.30%	0.62%
Portfolio turnover rate(6)	4%	6%	58%	7%	15%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
			Advisor Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$22.66	$18.76	$22.25	$19.33	$13.80
Income from Investment Operations:
Net investment income (loss)(2)	(0.35)	(0.11)	(0.14)	(0.04)	0.02
Net realized and unrealized gain
(loss) on investments	10.10	4.01	(3.17)	3.22	5.51
Total from investment
operations	9.75	3.90	(3.31)	3.18	5.53
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	(0.03)	—	(0.18)	(0.26)	—
Total distributions	(0.03)	—	(0.18)	(0.26)	—
Net Asset Value, End of Year	$32.38	$22.66	$18.76	$22.25	$19.33
Total return	43.01%	20.85%	(14.90)%	16.45%	39.97%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$138,355	$101,405	$102,534	$152,571	$169,578
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.47%	2.53%	2.53%	2.51%	2.48%
After expense reimbursement(4)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(1.35)%	(0.67)%	(0.78)%	(0.32)%	0.03%
After expense reimbursement(4)	(1.27)%	(0.53)%	(0.64)%	(0.20)%	0.12%
Portfolio turnover rate(5)	4%	6%	58%	7%	15%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
			Institutional Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$23.93	$19.79	$23.25	$20.13	$14.44
Income from Investment Operations:
Net investment income (loss)(2)	(0.09)	0.10	0.07	0.16	0.18
Net realized and unrealized gain
(loss) on investments	10.70	4.24	(3.35)	3.38	5.78
Total from investment
operations	10.61	4.34	(3.28)	3.54	5.96
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	(0.26)	(0.20)	(0.18)	(0.42)	(0.27)
Total distributions	(0.26)	(0.20)	(0.18)	(0.42)	(0.27)
Net Asset Value, End of Year	$34.28	$23.93	$19.79	$23.25	$20.13
Total return	44.40%	21.99%	(14.13)%	17.62%	41.31%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$333,682	$192,478	$134,309	$142,261	$125,372
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.67%	1.73%	1.73%	1.71%	1.68%
After expense reimbursement(4)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income
(loss) to average net assets:
Before expense reimbursement	(0.55)%	0.13%	0.02%	0.48%	0.83%
After expense reimbursement(4)	(0.32)%	0.42%	0.31%	0.75%	1.07%
Portfolio turnover rate(5)	4%	6%	58%	7%	15%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
				No Load Class
	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2013		2012	2011	2010	2009
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$17.82		$18.75	$19.48	$18.77	$15.23
Income from Investment Operations:
Net investment income(2)	(0.00	)(3)	0.33	0.18	0.10	0.20
Net realized and unrealized gain
on investments	8.77		1.32	0.82	0.72	3.51
Total from investment
operations	8.77		1.65	1.00	0.82	3.71
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.01
Less Distributions:
From net investment income	(0.06)		(0.36)	(0.25)	(0.11)	(0.16)
From net realized gains	(0.15)		(2.22)	(1.48)	—	(0.02)
Total distributions	(0.21)		(2.58)	(1.73)	(0.11)	(0.18)
Net Asset Value, End of Year	$26.38		$17.82	$18.75	$19.48	$18.77
Total return	49.25%		8.86%	5.11%	4.30%	24.47%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$20,489		$14,254	$16,376	$25,777	$21,126
Ratio of operating expenses to average
net assets:
Before expense reimbursement	2.09%		2.22%	2.02%	2.00%	2.15%
After expense reimbursement(4)	1.39%		1.39%	1.39%	1.39%	1.39%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(0.70)%		0.83%	0.24%	(0.06)%	0.42%
After expense reimbursement(4)	0.00%		1.66%	0.87%	0.55%	1.17%
Portfolio turnover rate(5)	12%		0%	5%	3%	13%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
			Advisor Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$17.33	$18.29	$19.06	$18.36	$14.90
Income from Investment Operations:
Net investment income(2)	(0.06)	0.27	0.12	0.05	0.15
Net realized and unrealized gain
on investments	8.52	1.29	0.80	0.71	3.44
Total from investment
operations	8.46	1.56	0.92	0.76	3.59
Redemption Fees	0.01	0.00 (3)	0.00 (3)	0.00 (3)	0.01
Less Distributions:
From net investment income	(0.03)	(0.30)	(0.21)	(0.06)	(0.12)
From net realized gains	(0.15)	(2.22)	(1.48)	—	(0.02)
Total distributions	(0.18)	(2.52)	(1.69)	(0.06)	(0.14)
Net Asset Value, End of Year	$25.62	$17.33	$18.29	$19.06	$18.36
Total return(4)	48.90%	8.60%	4.79%	4.13%	24.17%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$3,746	$2,583	$3,240	$4,207	$4,347
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.34%	2.47%	2.27%	2.25%	2.40%
After expense reimbursement(5)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income
(loss) to average net assets:
Before expense reimbursement	(0.95)%	0.58%	(0.01)%	(0.31)%	0.17%
After expense reimbursement(5)	(0.25)%	1.41%	0.62%	0.30%	0.92%
Portfolio turnover rate(6)	12%	0%	5%	3%	13%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
			Advisor Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$17.19	$18.15	$18.90	$18.27	$14.83
Income from Investment Operations:
Net investment income (loss)(2)	(0.16)	0.17	0.02	(0.04)	0.07
Net realized and unrealized gain
on investments	8.42	1.29	0.80	0.69	3.41
Total from investment
operations	8.26	1.46	0.82	0.65	3.48
Redemption Fees	—	—	0.00 (3)	—	0.00 (3)
Less Distributions:
From net investment income	(0.03)	(0.20)	(0.09)	(0.02)	(0.02)
From net realized gains	(0.15)	(2.22)	(1.48)	—	(0.02)
Total distributions	(0.18)	(2.42)	(1.57)	(0.02)	(0.04)
Net Asset Value, End of Year	$25.27	$17.19	$18.15	$18.90	$18.27
Total return	48.08%	8.08%	4.32%	3.55%	23.50%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$531	$450	$580	$692	$454
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.84%	2.97%	2.77%	2.75%	2.90%
After expense reimbursement(4)	2.14%	2.14%	2.14%	2.14%	2.14%
Ratio of net investment income
(loss) to average net assets:
Before expense reimbursement	(1.45)%	0.08%	(0.51)%	(0.81)%	(0.33)%
After expense reimbursement(4)	(0.75)%	0.91%	0.12%	(0.20)%	0.42%
Portfolio turnover rate(5)	12%	0%	5%	3%	13%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
			No Load Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$25.17	$19.85	$23.32	$20.83	$13.17
Income from Investment Operations:
Net investment income (loss)(2)	(0.10)	0.01	(0.04)	(0.04)	(0.04)
Net realized and unrealized gain
(loss) on investments	15.05	5.31	(3.15)	2.93	7.70
Total from investment
operations	14.95	5.32	(3.19)	2.89	7.66
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—	—	(0.28)	(0.40)	—
Total distributions	—	—	(0.28)	(0.40)	—
Net Asset Value, End of Year	$40.12	$25.17	$19.85	$23.32	$20.83
Total return	59.40%	26.74%	(13.65)%	13.86%	58.16%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$277,816	$63,947	$67,798	$130,279	$161,205
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.73%	1.96%	1.90%	1.86%	1.86%
After expense reimbursement(4)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income
(loss) to average net assets:
Before expense reimbursement	(0.38)%	(0.25)%	(0.44)%	(0.42)%	(0.48)%
After expense reimbursement(4)	(0.29)%	0.07%	(0.18)%	(0.20)%	(0.26)%
Portfolio turnover rate(5)	6%	22%	47%	4%	4%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
			Advisor Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$24.77	$19.59	$22.98	$20.53	$13.01
Income from Investment Operations:
Net investment loss(2)	(0.18)	(0.04)	(0.10)	(0.09)	(0.08)
Net realized and unrealized gain
(loss) on investments	14.79	5.22	(3.08)	2.87	7.60
Total from investment
operations	14.61	5.18	(3.18)	2.78	7.52
Redemption Fees	0.01	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—	—	(0.21)	(0.33)	—
Total distributions	—	—	(0.21)	(0.33)	—
Net Asset Value, End of Year	$39.39	$24.77	$19.59	$22.98	$20.53
Total return(4)	59.02%	26.44%	(13.85)%	13.56%	57.80%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$21,871	$7,558	$7,250	$11,509	$14,244
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.98%	2.21%	2.15%	2.11%	2.11%
After expense reimbursement(5)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment loss to
average net assets:
Before expense reimbursement	(0.63)%	(0.50)%	(0.69)%	(0.67)%	(0.73)%
After expense reimbursement(5)	(0.54)%	(0.18)%	(0.43)%	(0.45)%	(0.51)%
Portfolio turnover rate(6)	6%	22%	47%	4%	4%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
			Advisor Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$24.35	$19.36	$22.68	$20.28	$12.92
Income from Investment Operations:
Net investment loss(2)	(0.34)	(0.15)	(0.20)	(0.20)	(0.16)
Net realized and unrealized gain
(loss) on investments	14.51	5.14	(3.04)	2.84	7.52
Total from investment
operations	14.17	4.99	(3.24)	2.64	7.36
Redemption Fees	0.01	—	—	—	0.00 (3)
Less Distributions:
From net investment income	—	—	(0.08)	(0.24)	—
Total distributions	—	—	(0.08)	(0.24)	—
Net Asset Value, End of Year	$38.53	$24.35	$19.36	$22.68	$20.28
Total return	58.23%	25.77%	(14.29)%	13.00%	56.97%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$7,178	$2,536	$2,440	$3,450	$4,445
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.48%	2.71%	2.65%	2.61%	2.61%
After expense reimbursement(4)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss to
average net assets:
Before expense reimbursement	(1.13)%	(1.00)%	(1.19)%	(1.17)%	(1.23)%
After expense reimbursement(4)	(1.04)%	(0.68)%	(0.93)%	(0.95)%	(1.01)%
Portfolio turnover rate(5)	6%	22%	47%	4%	4%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
			Institutional Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$25.32	$19.93	$23.45	$20.90	$13.19
Income from Investment Operations:
Net investment income (loss)(2)	(0.03)	0.06	0.00 (3)	0.00 (3)	(0.01)
Net realized and unrealized gain
(loss) on investments	15.15	5.33	(3.17)	2.95	7.72
Total from investment
operations	15.12	5.39	(3.17)	2.95	7.71
Redemption Fees	—	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—	—	(0.35)	(0.40)	—
Total distributions	—	—	(0.35)	(0.40)	—
Net Asset Value, End of Year	$40.44	$25.32	$19.93	$23.45	$20.90
Total return	59.72%	27.04%	(13.51)%	14.10%	58.45%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$41,032	$7,482	$5,498	$9,808	$19,749
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.68%	1.91%	1.85%	1.81%	1.81%
After expense reimbursement(4)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income
(loss) to average net assets:
Before expense reimbursement	(0.33)%	(0.20)%	(0.39)%	(0.37)%	(0.43)%
After expense reimbursement(4)	(0.09)%	0.27%	0.02%	0.00%	(0.06)%
Portfolio turnover rate(5)	6%	22%	47%	4%	4%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
			No Load Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$12.08	$10.45	$11.46	$10.84	$7.22
Income from Investment Operations:
Net investment income(2)	0.00 (3)	0.03	0.01	0.04	0.00 (3)
Net realized and unrealized gain
(loss) on investments	5.65	1.80	(0.91)	1.18	3.62
Total from investment
operations	5.65	1.83	(0.90)	1.22	3.62
Redemption Fees	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.01
Less Distributions:
From net investment income	(0.07)	(0.20)	(0.11)	(0.60)	(0.01)
Total distributions	(0.07)	(0.20)	(0.11)	(0.60)	(0.01)
Net Asset Value, End of Year	$17.66	$12.08	$10.45	$11.46	$10.84
Total return	46.74%	17.52%	(7.85)%	11.31%	50.21%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$47,466	$32,929	$30,191	$38,562	$41,254
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.88%	1.97%	1.93%	1.92%	1.93%
After expense reimbursement(4)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(0.21)%	(0.10)%	(0.20)%	0.06%	(0.25)%
After expense reimbursement(4)	0.03%	0.23%	0.09%	0.34%	0.04%
Portfolio turnover rate(5)	21%	26%	14%	12%	14%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
			Advisor Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$12.07	$10.43	$11.43	$10.80	$7.22
Income from Investment Operations:
Net investment income (loss)(2)	(0.03)	0.00 (3)	(0.02)	0.01	(0.02)
Net realized and unrealized gain
(loss) on investments	5.63	1.80	(0.90)	1.19	3.61
Total from investment
operations	5.60	1.80	(0.92)	1.20	3.59
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	(0.07)	(0.16)	(0.08)	(0.57)	(0.01)
Total distributions	(0.07)	(0.16)	(0.08)	(0.57)	(0.01)
Net Asset Value, End of Year	$17.60	$12.07	$10.43	$11.43	$10.80
Total return(4)	46.36%	17.26%	(8.08)%	11.11%	49.66%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$11,742	$6,518	$8,600	$14,167	$18,770
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.13%	2.22%	2.18%	2.17%	2.18%
After expense reimbursement(5)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(0.46)%	(0.35)%	(0.45)%	(0.19)%	(0.50)%
After expense reimbursement(5)	(0.22)%	(0.02)%	(0.16)%	0.09%	(0.21)%
Portfolio turnover rate(6)	21%	26%	14%	12%	14%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
			Advisor Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$11.94	$10.32	$11.30	$10.69	$7.17
Income from Investment Operations:
Net investment loss(2)	(0.11)	(0.06)	(0.08)	(0.04)	(0.06)
Net realized and unrealized gain
(loss) on investments	5.56	1.78	(0.88)	1.17	3.59
Total from investment
operations	5.45	1.72	(0.96)	1.13	3.53
Redemption Fees	0.00 (3)	0.00 (3)	—	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	(0.07)	(0.10)	(0.02)	(0.52)	(0.01)
Total distributions	(0.07)	(0.10)	(0.02)	(0.52)	(0.01)
Net Asset Value, End of Year	$17.32	$11.94	$10.32	$11.30	$10.69
Total return	45.61%	16.70%	(8.51)%	10.54%	49.17%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$5,525	$3,932	$4,233	$5,569	$6,055
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.63%	2.72%	2.68%	2.67%	2.68%
After expense reimbursement(4)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss to
average net assets:
Before expense reimbursement	(0.96)%	(0.85)%	(0.95)%	(0.69)%	(1.00)%
After expense reimbursement(4)	(0.72)%	(0.52)%	(0.66)%	(0.41)%	(0.71)%
Portfolio turnover rate(5)	21%	26%	14%	12%	14%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
			Institutional Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$12.10	$10.46	$11.48	$10.86	$7.21
Income from Investment Operations:
Net investment income(2)	0.03	0.05	0.03	0.06	0.02
Net realized and unrealized gain
(loss) on investments	5.67	1.81	(0.92)	1.19	3.64
Total from investment
operations	5.70	1.86	(0.89)	1.25	3.66
Redemption Fees	0.01	—	—	—	—
Less Distributions:
From net investment income	(0.07)	(0.22)	(0.13)	(0.63)	(0.01)
Total distributions	(0.07)	(0.22)	(0.13)	(0.63)	(0.01)
Net Asset Value, End of Year	$17.74	$12.10	$10.46	$11.48	$10.86
Total return	47.15%	17.83%	(7.71)%	11.54%	50.70%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$1,809	$229	$186	$212	$19
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.83%	1.92%	1.88%	1.87%	1.88%
After expense reimbursement(3)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(0.16)%	(0.05)%	(0.15)%	0.11%	(0.20)%
After expense reimbursement(3)	0.23%	0.43%	0.29%	0.54%	0.24%
Portfolio turnover rate(4)	21%	26%	14%	12%	14%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(4)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
			No Load Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012(1)	2011(1)	2010(1)	2009(1)
PER SHARE DATA:(2)
Net Asset Value, Beginning of Year	$83.31	$77.90	$83.82	$88.57	$76.13
Income from Investment Operations:
Net investment income (loss)(3)	(0.21)	1.53	1.03	0.72	0.37
Net realized and unrealized gain
(loss) on investments	4.78	6.09	(5.13)	(4.75)	12.08
Total from investment
operations	4.57	7.62	(4.10)	(4.03)	12.45
Redemption Fees	0.00 (4)	0.00 (4)	0.00 (4)	0.00 (4)	0.01
Less Distributions:
From net investment income	—	(2.21)	(1.82)	(0.72)	(0.02)
Total distributions	—	(2.21)	(1.82)	(0.72)	(0.02)
Net Asset Value, End of Year	$87.88	$83.31	$77.90	$83.82	$88.57
Total return	5.22%	9.90%	(4.88)%	(4.60)%	16.46%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$11,848	$4,699	$5,613	$7,001	$7,176
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.23%	2.55%	2.29%	2.17%	2.36%
After expense reimbursement(5)	0.95%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(1.52)%	0.93%	0.59%	0.33%	(0.26)%
After expense reimbursement(5)	(0.24)%	1.84%	1.24%	0.86%	0.46%
Portfolio turnover rate(6)	19%	56%	69%	111%	45%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
			Advisor Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012(1)	2011(1)	2010(1)	2009(1)
PER SHARE DATA:(2)
Net Asset Value, Beginning of Year	$83.38	$77.76	$83.52	$88.18	$75.94
Income from Investment Operations:
Net investment income (loss)(3)	(0.43)	1.31	0.82	0.50	0.17
Net realized and unrealized gain
(loss) on investments	4.77	6.09	(5.13)	(4.70)	12.06
Total from investment
operations	4.34	7.40	(4.31)	(4.20)	12.23
Redemption Fees	0.01	0.00 (4)	0.01	0.01	0.01
Less Distributions:
From net investment income	—	(1.78)	(1.46)	(0.47)	—
Total distributions	—	(1.78)	(1.46)	(0.47)	—
Net Asset Value, End of Year	$87.73	$83.38	$77.76	$83.52	$88.18
Total return(5)	4.91%	9.61%	(5.08)%	(4.80)%	16.21%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$2,898	$2,597	$4,559	$10,100	$10,339
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.48%	2.80%	2.54%	2.42%	2.61%
After expense reimbursement(6)	1.20%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(1.77)%	0.68%	0.34%	0.08%	(0.51)%
After expense reimbursement(6)	(0.49)%	1.59%	0.99%	0.61%	0.21%
Portfolio turnover rate(7)	19%	56%	69%	111%	45%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005.
(5)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
			Advisor Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012(1)	2011(1)	2010(1)	2009(1)
PER SHARE DATA:(2)
Net Asset Value, Beginning of Year	$82.26	$76.75	$82.53	$87.12	$75.42
Income from Investment Operations:
Net investment income (loss)(3)	(0.84)	0.89	0.40	0.09	(0.23)
Net realized and unrealized gain
(loss) on investments	4.68	6.00	(5.03)	(4.57)	11.93
Total from investment
operations	3.84	6.89	(4.63)	(4.48)	11.70
Redemption Fees	—	0.00 (4)	0.01	0.00 (4)	0.00 (4)
Less Distributions:
From net investment income	—	(1.38)	(1.16)	(0.11)	—
Total distributions	—	(1.38)	(1.16)	(0.11)	—
Net Asset Value, End of Year	$86.10	$82.26	$76.75	$82.53	$87.12
Total return	4.46%	8.96%	(5.51)%	(5.15)%	15.52%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$1,862	$1,763	$2,316	$2,840	$2,700
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.98%	3.30%	3.04%	2.92%	3.11%
After expense reimbursement(5)	1.70%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(2.27)%	0.18%	(0.16)%	(0.42)%	(1.01)%
After expense reimbursement(5)	(0.99)%	1.09%	0.49%	0.11%	(0.29)%
Portfolio turnover rate(6)	19%	56%	69%	111%	45%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
			Institutional Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012(1)	2011(1)	2010(1)	2009(1)
PER SHARE DATA:(2)
Net Asset Value, Beginning of Year	$84.00	$78.49	$84.22	$88.97	$76.32
Income from Investment Operations:
Net investment income(3)	(0.04)	1.72	1.21	0.88	0.55
Net realized and unrealized gain
(loss) on investments	4.80	6.16	(5.13)	(4.74)	12.26
Total from investment
operations	4.76	7.88	(3.92)	(3.86)	12.81
Redemption Fees	—	0.01	0.17	0.01	0.06
Less Distributions:
From net investment income	—	(2.38)	(1.98)	(0.90)	(0.22)
Total distributions	—	(2.38)	(1.98)	(0.90)	(0.22)
Net Asset Value, End of Year	$88.76	$84.00	$78.49	$84.22	$88.97
Total return	5.39%	10.17%	(4.43)%	(4.38)%	16.94%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$6,854	$1,629	$798	$4,182	$2,905
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.18%	2.50%	2.24%	2.12%	2.31%
After expense reimbursement(5)	0.75%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(1.47)%	0.98%	0.64%	0.38%	(0.21)%
After expense reimbursement(5)	(0.04)%	2.04%	1.44%	1.06%	0.66%
Portfolio turnover rate(6)	19%	56%	69%	111%	45%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Fund
				No Load Class
	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2013		2012	2011	2010	2009
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$11.08		$10.09	$10.47	$9.86	$8.22
Income from Investment Operations:
Net investment income(2)	0.20		0.34	0.83	0.35	0.09
Net realized and unrealized gain
(loss) on investments	0.28		1.20	(0.80)	0.91	1.79
Total from investment
operations	0.48		1.54	0.03	1.26	1.88
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	—
Less Distributions:
From net investment income	(0.28)		(0.43)	(0.36)	(0.35)	(0.08)
From net realized gains	(0.26)		(0.12)	(0.05)	(0.30)	(0.16)
Total distributions	(0.54)		(0.55)	(0.41)	(0.65)	(0.24)
Net Asset Value, End of Year	$11.02		$11.08	$10.09	$10.47	$9.86
Total return	4.28%		15.38%	0.24%	13.04%	22.90%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$19,553		$19,566	$13,389	$3,489	$938
Ratio of operating expenses to average
net assets:
Before expense reimbursement	1.83	%(4)	2.00%	2.38%	6.11%	13.11%
After expense reimbursement(5)	1.50	%(4)	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	1.41	%(6)	2.65%	7.09%	(1.19)%	(10.69)%
After expense reimbursement(5)	1.74	%(6)	3.16%	7.98%	3.43%	0.93%
Portfolio turnover rate(7)	54%		41%	74%	38%	77%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)
The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 1.82% before expense reimbursement and 1.49% after expense reimbursement.

(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	The ratio of net investment income includes borrowing expense on securities sold short.
(7)	Portfolio turnover of The Multi-Disciplinary Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Fund
				Advisor Class A
	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2013		2012	2011	2010	2009
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$11.03		$10.05	$10.44	$9.85	$8.20
Income from Investment Operations:
Net investment income(2)	0.17		0.31	0.78	0.33	0.06
Net realized and unrealized gain
(loss) on investments	0.29		1.20	(0.78)	0.89	1.80
Total from investment
operations	0.46		1.51	—	1.22	1.86
Redemption Fees	0.00	(3)	0.00 (3)	—	—	—
Less Distributions:
From net investment income	(0.25)		(0.41)	(0.34)	(0.33)	(0.05)
From net realized gains	(0.26)		(0.12)	(0.05)	(0.30)	(0.16)
Total distributions	(0.51)		(0.53)	(0.39)	(0.63)	(0.21)
Net Asset Value, End of Year	$10.98		$11.03	$10.05	$10.44	$9.85
Total return(4)	4.15%		15.12%	(0.01)%	12.64%	22.73%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$36,170		$25,764	$4,726	$356	$103
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.08	%(5)	2.25%	2.63%	6.36%	13.36%
After expense reimbursement(6)	1.75	%(5)	1.74%	1.74%	1.74%	1.74%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	1.16	%(7)	2.40%	6.84%	(1.44)%	(10.94)%
After expense reimbursement(6)	1.49	%(7)	2.91%	7.73%	3.18%	0.68%
Portfolio turnover rate(8)	54%		41%	74%	38%	77%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)
The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 2.07% before expense reimbursement and 1.74% after expense reimbursement.

(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	The ratio of net investment income includes borrowing expense on securities sold short.
(8)	Portfolio turnover of The Multi-Disciplinary Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Fund
				Advisor Class C
	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2013		2012	2011	2010	2009
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$10.96		$10.00	$10.40	$9.80	$8.17
Income from Investment Operations:
Net investment income(2)	0.11		0.26	0.74	0.27	0.02
Net realized and unrealized gain
(loss) on investments	0.29		1.18	(0.78)	0.90	1.78
Total from investment
operations	0.40		1.44	(0.04)	1.17	1.80
Redemption Fees	—		—	—	—	—
Less Distributions:
From net investment income	(0.20)		(0.36)	(0.31)	(0.27)	(0.01)
From net realized gains	(0.26)		(0.12)	(0.05)	(0.30)	(0.16)
Total distributions	(0.46)		(0.48)	(0.36)	(0.57)	(0.17)
Net Asset Value, End of Year	$10.90		$10.96	$10.00	$10.40	$9.80
Total return	3.59%		14.48%	(0.49)%	12.13%	22.03%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$11,209		$7,485	$1,645	$128	$105
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.58	%(3)	2.75%	3.13%	6.86%	13.86%
After expense reimbursement(4)	2.25	%(3)	2.24%	2.24%	2.24%	2.24%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	0.66	%(5)	1.90%	6.34%	(1.94)%	(11.44)%
After expense reimbursement(4)	0.99	%(5)	2.41%	7.23%	2.68%	0.18%
Portfolio turnover rate(6)	54%		41%	74%	38%	77%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)
The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 2.57% before expense reimbursement and 2.24% after expense reimbursement.

(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	The ratio of net investment income includes borrowing expense on securities sold short.
(6)	Portfolio turnover of The Multi-Disciplinary Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Fund
				Institutional Class
	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2013		2012	2011	2010	2009
PER SHARE DATA:(1)
Net Asset Value, Beginning of Year	$11.11		$10.12	$10.50	$9.89	$8.23
Income from Investment Operations:
Net investment income(2)	0.22		0.36	0.85	0.37	0.10
Net realized and unrealized gain
(loss) on investments	0.29		1.20	(0.80)	0.91	1.81
Total from investment
operations	0.51		1.56	0.05	1.28	1.91
Redemption Fees	—		—	—	—	—
Less Distributions:
From net investment income	(0.30)		(0.45)	(0.38)	(0.37)	(0.09)
From net realized gains	(0.26)		(0.12)	(0.05)	(0.30)	(0.16)
Total distributions	(0.56)		(0.57)	(0.43)	(0.67)	(0.25)
Net Asset Value, End of Year	$11.06		$11.11	$10.12	$10.50	$9.89
Total return	4.58%		15.55%	0.42%	13.19%	23.25%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$23,227		$6,576	$3,878	$142	$101
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.78	%(3)	1.95%	2.33%	6.06%	13.06%
After expense reimbursement(4)	1.30	%(3)	1.29%	1.29%	1.29%	1.29%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	1.46	%(5)	2.70%	7.14%	(1.14)%	(10.64)%
After expense reimbursement(4)	1.94	%(5)	3.36%	8.18%	3.63%	1.13%
Portfolio turnover rate(6)	54%		41%	74%	38%	77%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)
The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 1.77% before expense reimbursement and 1.29% after expense reimbursement.

(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	The ratio of net investment income includes borrowing expense on securities sold short.
(6)	Portfolio turnover of The Multi-Disciplinary Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC.
Report of Independent Registered
Public Accounting Firm

Board of Directors and Shareholders of
Kinetics Mutual Funds, Inc.
Elmsford, NY

We have audited the accompanying statements of assets and liabilities of The Internet Fund, The Global Fund, The Paradigm Fund, The Medical Fund, The Small Cap Opportunities Fund, The Market Opportunities Fund, The Alternative Income Fund (previously the Water Infrastructure Fund) and The Multi-Disciplinary Fund, each a series of shares of Kinetics Mutual Funds, Inc. (the “Funds”), as of December 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform, nor were the Funds required to have, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of each of the eight funds of the Kinetics Mutual Funds, Inc. as of December 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania
February 26, 2014

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
December 31, 2013

The Internet Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Information	$102,642,713	57.4%
Retail Trade	21,876,615	12.2%
Management of Companies and Enterprises	15,470,769	8.6%
Arts, Entertainment, and Recreation	14,500,230	8.1%
Finance and Insurance	11,979,860	6.7%
Manufacturing	5,240,240	2.9%
Real Estate and Rental and Leasing	472,562	0.3%
Administrative and Support and Waste Management and
Remediation Services	295,776	0.2%
Professional, Scientific, and Technical Services	14,260	0.0%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
December 31, 2013 — (Continued)

The Global Portfolio

		Percentage
	Market	of Total
Country Allocation*	Value	Net Assets
United States	$5,543,322	45.2%
Canada	2,922,478	23.9%
France	798,310	6.5%
Cayman Islands	681,078	5.6%
Switzerland	388,229	3.2%
Bermuda	191,040	1.6%
Singapore	142,871	1.2%
Spain	129,178	1.1%
Japan	88,232	0.7%
Jersey	86,527	0.7%
Guernsey	74,146	0.6%
Brazil	44,395	0.4%
Greece	44,023	0.4%
Argentina	17,827	0.2%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
December 31, 2013 — (Continued)

The Paradigm Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Information	$343,783,208	25.8%
Real Estate and Rental and Leasing	171,181,570	12.9%
Management of Companies and Enterprises	168,898,939	12.7%
Finance and Insurance	147,483,542	11.1%
Arts, Entertainment, and Recreation	103,487,620	7.8%
Retail Trade	103,317,391	7.8%
Manufacturing	74,103,413	5.6%
Mining, Quarrying, and Oil and Gas Extraction	62,183,628	4.7%
Petroleum and Gas	30,344,202	2.3%
Transportation and Warehousing	20,657,185	1.6%
Utilities	2,585,775	0.2%
Construction	1,040,428	0.1%
Accommodation and Food Services	283,464	0.0%
Wholesale Trade	62,138	0.0%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
December 31, 2013 — (Continued)

The Medical Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Manufacturing	$22,477,549	90.7%
Professional, Scientific, and Technical Services	1,526,375	6.2%
Finance and Insurance	8,514	0.0%
Health Care and Social Assistance	125	0.0%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
December 31, 2013 — (Continued)

The Small Cap Opportunities Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Real Estate and Rental and Leasing	$78,404,561	22.6%
Manufacturing	67,056,522	19.3%
Finance and Insurance	48,859,758	14.0%
Information	43,186,992	12.4%
Management of Companies and Enterprises	33,725,427	9.7%
Retail Trade	18,406,907	5.3%
Petroleum and Gas	17,793,915	5.1%
Arts, Entertainment, and Recreation	12,784,720	3.7%
Accommodation and Food Services	2,164,750	0.6%
Mining, Quarrying, and Oil and Gas Extraction	2,161,291	0.6%
Wholesale Trade	1,076,544	0.3%
Transportation Equipment	960,663	0.3%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
December 31, 2013 — (Continued)

The Market Opportunities Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Finance and Insurance	$32,105,576	48.2%
Management of Companies and Enterprises	9,276,794	13.9%
Real Estate and Rental and Leasing	7,257,605	10.9%
Retail Trade	3,041,471	4.6%
Petroleum and Gas	2,988,894	4.5%
Arts, Entertainment, and Recreation	914,892	1.4%
Information	672,115	1.0%
Accommodation and Food Services	203,000	0.3%
Mining, Quarrying, and Oil and Gas Extraction	162,960	0.2%
Utilities	110,444	0.2%
Manufacturing	49,482	0.1%
Support Activities for Water Transportation	7,522	0.0%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
December 31, 2013 — (Continued)

The Alternative Income Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Finance and Insurance	$8,688,066	37.0%
Manufacturing	4,492,889	19.1%
Information	2,001,791	8.5%
Retail Trade	1,072,179	4.6%
Public Administration	899,686	3.8%
Mining, Quarrying, and Oil and Gas Extraction	733,487	3.1%
Utilities	358,664	1.5%
Wholesale Trade	199,966	0.8%
Accommodations and Food Services	198,884	0.8%
Administrative and Support and Waste Management and Remediation Services	106,534	0.5%
Transportation and Warehousing	103,341	0.4%
Management of Companies and Enterprises	102,585	0.4%

*	Excludes Short-Term Investments & Written Options

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
December 31, 2013 — (Continued)

The Multi-Disciplinary Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Mining, Quarrying, and Oil and Gas Extraction	$14,824,984	16.3%
Manufacturing	10,636,875	11.8%
Finance and Insurance	10,479,592	11.6%
Information	8,490,813	9.4%
Administrative and Support and Waste Management and Remediation Services	5,216,063	5.8%
Health Care and Social Assistance	2,850,581	3.2%
Arts, Entertainment, and Recreation	2,814,806	3.1%
Other Services (except Public Administration)	1,404,797	1.6%
Retail Trade	990,625	1.1%
Transportation and Warehousing	525,000	0.6%
Real Estate and Rental and Leasing	497,848	0.6%
Management of Companies and Enterprises	104,250	0.1%

*	Excludes Short-Term Investments & Written Options

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — December 31, 2013

Identifier	COMMON STOCKS — 96.35%	Shares	Value
	Administrative and Support Services — 0.16%
CRMZ	CreditRiskMonitor.com, Inc.	600	$1,800
CTRP	Ctrip.com International Ltd. — ADR*^	5,800	287,796
IILG	Interval Leisure Group, Inc.	200	6,180
			295,776
	Broadcasting (except Internet) — 3.31%
CBS	CBS Corporation — Class B	53,000	3,378,220
DIS	The Walt Disney Company^	33,300	2,544,120
			5,922,340
	Computer and Electronic Product Manufacturing — 0.29%
QCOM	QUALCOMM Inc.	7,000	519,750
	Credit Intermediation and Related Activities — 0.18%
TREE	Tree.com, Inc.*^	9,833	322,916
	Data Processing, Hosting and Related Services — 0.21%
CSGP	CoStar Group, Inc.*^	2,000	369,160
	Data Processor — 4.27%
MA	MasterCard, Inc. — Class A	4,000	3,341,840
VRSK	Verisk Analytics, Inc. — Class A*	7,700	506,044
V	Visa, Inc. — Class A^	17,000	3,785,560
			7,633,444
	Defense — 2.24%
CACI	CACI International, Inc. — Class A*^	40,000	2,928,800
MANT	ManTech International Corporation — Class A^	36,000	1,077,480
			4,006,280
	E- Commerce — 12.39%
EBAY	eBay, Inc.*	72,000	3,952,080
IACI	IAC/InterActiveCorp	108,000	7,418,520
LINTA	Liberty Interactive Corporation — Class A*	367,400	10,783,190
			22,153,790
	Gaming — 1.89%
200 HK	Melco International Development Limited	920,000	3,381,350
	General Merchandise Stores — 0.01%
SHLD	Sears Holdings Corporation*^	400	19,616

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

Identifier		Shares	Value
	Global Exchanges — 0.22%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement
	and Registry	11,000	$121,062
JSE SJ	JSE Limited	32,000	273,723
			394,785
	Holding Company — 15.82%
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*+	2,000	—
IEP	Icahn Enterprises LP^	36,060	3,945,325
LMCA	Liberty Media Corporation — Class A*	118,600	17,368,970
LVNTA	Liberty Ventures — Series A*	57,000	6,987,630
			28,301,925
	Insurance Carriers and Related Activities — 0.00%
AFSI	AmTrust Financial Services, Inc.^	110	3,596
	Media — 19.28%
DISCA	Discovery Communications, Inc. — Class A*^	101,700	9,195,714
SNI	Scripps Networks Interactive — Class A	77,000	6,653,570
STRZA	Starz — Class A*^	129,200	3,777,808
TWX	Time Warner, Inc.	77,000	5,368,440
VIAB	Viacom Inc. — Class B	108,600	9,485,124
			34,480,656
	Motion Picture and Sound Recording Industries — 3.20%
DWA	DreamWorks Animation SKG, Inc. — Class A*^	161,000	5,715,500
	Motor Vehicle and Parts Dealers — 0.67%
AN	AutoNation, Inc.*	24,000	1,192,560
	Non-Store Retailers — 1.29%
CPRT	Copart, Inc.*	38,860	1,424,219
OSTK	Overstock.com, Inc.*	1,000	30,790
BID	Sotheby’s	16,000	851,200
			2,306,209
	Other Exchanges — 0.05%
CBOE	CBOE Holdings Inc.^	1,700	88,332
	Other Information Services — 6.65%
GOOG	Google Inc. — Class A*	8,600	9,638,106
YHOO	Yahoo! Inc.*	56,000	2,264,640
			11,902,746

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

Identifier		Shares	Value
	Performing Arts, Spectator Sports, and Related Industries — 4.79%
LYV	Live Nation Entertainment, Inc.*	195,000	$3,853,200
MSG	The Madison Square Garden Company — Class A*	82,000	4,721,560
			8,574,760
	Professional, Scientific, and Technical Services — 0.01%
MWW	Monster Worldwide, Inc.*^	2,000	14,260
	Publishing Industries (except Internet) — 0.94%
SSP	The E.W. Scripps Company — Class A*^	77,500	1,683,300
	Rental and Leasing Services — 0.17%
CDCO	Comdisco Holding Company, Inc.*^	58,000	313,200
	Satellite Telecommunications — 14.97%
DISH	DISH Network Corp. — Class A*	146,000	8,456,320
SATS	EchoStar Corporation — Class A*	217,800	10,829,016
LBTYK	Liberty Global plc — Series C*	72,000	6,071,040
LORL	Loral Space & Communications Inc.*	8,600	696,428
VSAT	ViaSat, Inc.*^	11,400	714,210
			26,767,014
	Securities, Commodity Contracts, and Other Financial Investments
	and Related Activities — 1.98%
ICE	IntercontinentalExchange Group, Inc.	14,030	3,155,627
MKTX	MarketAxess Holdings, Inc.	5,700	381,159
			3,536,786
	Security System Services — 1.34%
ASCMA	Ascent Capital Group LLC — Class A*	28,000	2,395,680
	Telecommunications — 0.02%
ICTG	ICTC Group Inc.*	149	2,987
9984 JP	SoftBank Corp.	400	34,945
			37,932
	TOTAL COMMON STOCKS
	(cost $81,513,500)		172,333,663

		Principal
	ESCROW NOTES — 0.00%	Amount
	Special Purpose Entity — 0.00%
006ESC958	Adelphia Communications Corp. Preferred*+	$190,000	—
	TOTAL ESCROW NOTES
	(cost $0)		—

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

Identifier	RIGHTS — 0.09%	Shares	Value
	Rental and Leasing Services — 0.09%
CDCOR	Comdisco Holding Company, Inc.*#	2,244,537	$159,362
	TOTAL RIGHTS
	(cost $106,303)		159,362

		Principal
	SHORT-TERM INVESTMENTS — 3.32%	Amount
	Commercial Paper — 3.29%
049218836	U.S. Bank N.A., 0.02%, 01/02/2014	$5,875,000	5,875,000

		Shares
	Money Market Funds — 0.03%
FIGXX	Fidelity Institutional Government Portfolio — Class I, 0.01%b	61,676	61,676
	TOTAL SHORT-TERM INVESTMENTS
	(cost $5,936,676)		5,936,676

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
	SECURITIES LENDING — 16.67%
	Money Market Funds — 16.67%
	Mount Vernon Securities Lending Trust — Prime
	Portfolio, 0.17%b	29,816,268	29,816,268
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING
	(cost $29,816,268)		29,816,268
	TOTAL INVESTMENTS — 116.43%
	(cost $117,372,747)		$208,245,969

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at December 31, 2013. Total loaned securities had a market value of $28,959,111 at December 31, 2013.
+ —	Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
# —	Contingent value right (contingent upon profitability of company).
b —	The rate quoted is the annualized seven-day yield as of December 31, 2013.
ADR — American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

Identifier	COMMON STOCKS — 91.28%	Shares	Value
	Apparel Manufacturing — 2.09%
MC FP	LVMH Moet Hennessy Louis Vuitton SA	1,400	$255,386
	Asset Management — 13.96%
APO	Apollo Global Management LLC — Class A	300	9,483
BX	The Blackstone Group LP	1,850	58,275
BAM	Brookfield Asset Management Inc. — Class A	4,900	190,267
DDEJF	Dundee Corporation — Class A*	34,600	609,877
JZCP LN	JZ Capital Partners Ltd.	10,000	74,146
OAK	Oaktree Capital Group LLC^	2,700	158,868
ONEXF	Onex Corporation	11,200	604,250
			1,705,166
	Beverage and Tobacco Product Manufacturing — 0.16%
CWGL	Crimson Wine Group Ltd.*	1,350	11,934
FNEVY	Fraser and Neave Limited — ADR	400	8,000
			19,934
	Construction of Buildings — 2.06%
BRP	Brookfield Residential Properties Inc.*^	10,100	244,319
LEN	Lennar Corporation — Class A^	200	7,912
			252,231
	Crop Production — 0.15%
CRESY	Cresud S.A.C.I.F.y A. — ADR	1,765	17,826
	E-Commerce — 3.68%
LINTA	Liberty Interactive Corporation — Class A*	15,300	449,055
	Electronics and Appliance Stores — 0.42%
SHOS	Sears Hometown and Outlet Stores Inc.*	2,000	51,000
	European Exchanges — 0.97%
BME SM	Bolsas y Mercados Espanoles	3,130	119,103
	Gaming — 2.44%
WYNN	Wynn Resorts Limited^	1,535	298,112
	General Merchandise Stores — 4.21%
SEARF	Sears Canada Inc.^	2,720	33,701
SHLD	Sears Holdings Corporation*^	9,800	480,592
			514,293

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

Identifier		Shares	Value
	Global Exchanges — 1.16%
BVMF3 BZ	BM&FBOVESPA SA	9,470	$44,395
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement
	and Registry	4,000	44,022
SGX SP	Singapore Exchange Limited	9,275	53,359
			141,776
	Holding Company — 21.28%
BOL FP	Bollore SA	925	542,924
IEP	Icahn Enterprises LP^	6,194	677,685
JS SP	Jardine Strategic Holdings Limited	5,970	191,040
LUK	Leucadia National Corporation	12,000	340,080
LMCA	Liberty Media Corporation — Class A*	3,400	497,930
LVNTA	Liberty Ventures — Series A*^	2,600	318,734
PVF CN	Partners Value Fund Inc.*	1,200	31,716
			2,600,109
	Insurance Carriers and Related Activities — 0.63%
AFSI	AmTrust Financial Services, Inc.^	500	16,345
GLRE	Greenlight Capital Re, Ltd. — Class A*	1,800	60,678
			77,023
	Jewelry, Watch, Precious Stone, and Precious Metal
	Merchant Wholesalers — 3.18%
CFR SW	Compagnie Financiere Richemont SA	3,900	388,229
	Lessors of Nonresidential Buildings (except Miniwarehouses) — 1.92%
HHC	The Howard Hughes Corporation*	200	24,020
RSE	Rouse Properties, Inc.^	9,500	210,805
			234,825
	Media — 0.93%
STRZA	Starz — Class A*^	3,894	113,861
	Merchant Wholesalers, Nondurable Goods — 0.71%
GLEN LN	Glencore Xstrata plc*	16,710	86,527
	Mining (except Oil and Gas) — 0.43%
FNV	Franco-Nevada Corporation^	1,000	40,740
NCQ	NovaCopper Inc.*	666	1,012
NG	NovaGold Resources Inc.*^	4,000	10,160
			51,912
	Motion Picture and Sound Recording Industries — 2.73%
DWA	DreamWorks Animation SKG, Inc. — Class A*^	9,400	333,700

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

Identifier		Shares	Value
	Oil and Gas — 2.19%
TPL	Texas Pacific Land Trust*	2,700	$267,219
	Oil and Gas Extraction — 7.37%
CLR	Continental Resources, Inc.*	1,050	118,146
POU CN	Paramount Resources Ltd. — Class A*	1,410	51,608
SEMUF	Siem Industries Inc.	6,600	620,400
TOU CN	Tourmaline Oil Corp.*	2,615	110,041
			900,195
	Other Information Services — 0.01%
IIJI	Internet Initiative Japan Inc. — ADR	100	1,337
	Publishing Industries (except Internet) — 0.08%
PRS SM	Promotora de Informaciones S.A. — Class A*	18,310	10,076
	Real Estate — 10.30%
BPY	Brookfield Property Partners LP^	281	5,603
BRE CN	Brookfield Real Estate Services, Inc.	5,050	63,467
CWT-U CN	Calloway — REIT	5,100	120,796
CIT SP	City Developments Limited	10,715	81,512
DRM CN	Dream Unlimited Corp. — Class A*	50,000	795,481
FCE/A	Forest City Enterprises, Inc. — Class A*	10,000	191,000
			1,257,859
	Restaurants — 4.94%
BKW	Burger King Worldwide Inc.	2,000	45,720
WEN	The Wendy’s Company^	64,000	558,080
			603,800
	Satellite Telecommunications — 2.25%
DISH	DISH Network Corp. — Class A*	2,000	115,840
SATS	EchoStar Corporation — Class A*	3,200	159,104
			274,944
	Support Activities for Water Transportation — 0.12%
CKI CN	Clarke Inc.	2,000	15,044
	Telecommunications — 0.36%
9984 JP	SoftBank Corp.	500	43,681
	Transportation Equipment Manufacturing — 0.55%
HEI/A	HEICO Corporation — Class A	575	24,219
6460 JP	Sega Sammy Holdings, Inc.	1,700	43,214
			67,433
	TOTAL COMMON STOCKS
	(cost $8,340,976)		11,151,656

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

Identifier	PREFERRED STOCKS — 0.00%	Shares	Value
	Building Material and Garden Equipment and
	Supplies Dealers — 0.00%
OSHUS	Orchard Supply Hardware Stores Corporation — Series A*	132	$1
	TOTAL PREFERRED STOCKS
	(cost $192)		1

		Principal
	SHORT-TERM INVESTMENTS — 9.23%	Amount
	Commercial Paper — 4.71%
049218048	U.S. Bank N.A., 0.02%, 01/02/2014	$575,000	575,000

		Shares
	Money Market Funds — 4.52%
FIGXX	Fidelity Institutional Government Portfolio — Class I, 0.01%b	553,000	553,000
	TOTAL SHORT-TERM INVESTMENTS
	(cost $1,128,000)		1,128,000

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
	SECURITIES LENDING — 28.81%
	Money Market Funds — 28.81%
	Mount Vernon Securities Lending Trust — Prime Portfolio, 0.17%b	3,519,916	3,519,916
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING
	(cost $3,519,916)		3,519,916
	TOTAL INVESTMENTS — 129.32%
	(cost $12,989,084)		$15,799,573

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at December 31, 2013. Total loaned securities had a market value of $3,458,039 at December 31, 2013.
b —	The rate quoted is the annualized seven-day yield as of December 31, 2013.
ADR — American Depository Receipt.
REIT — Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

Identifier	COMMON STOCKS — 92.59%	Shares	Value
	Apparel Manufacturing — 0.13%
LB	L Brands, Inc.^	25,600	$1,583,360
LVMUY	LVMH Moet Hennessy Louis Vuitton SA — ADR	5,200	190,320
			1,773,680
	Asset Management — 5.94%
APO	Apollo Global Management LLC — Class A	1,000	31,610
BAM	Brookfield Asset Management Inc. — Class A^	1,248,900	48,494,787
CG	The Carlyle Group LP	100	3,562
DDEJF	Dundee Corporation — Class A*	149,500	2,635,162
JZCP LN	JZ Capital Partners Ltd.	15,200	112,701
KKR	KKR & Co. LP^	900	21,906
OAK	Oaktree Capital Group LLC^	13,900	817,876
ONEXF	Onex Corporation	397,100	21,423,902
RCP LN	RIT Capital Partners plc	26,600	555,011
806 HK	Value Partners Group Limited	2,771,000	2,144,101
WETF	WisdomTree Investments, Inc.*	147,000	2,603,370
			78,843,988
	Beverage and Tobacco Product Manufacturing — 0.12%
BF/A	Brown-Forman Corporation — Class A	450	33,197
CWGL	Crimson Wine Group Ltd.*	171,860	1,519,242
PM	Philip Morris International, Inc.	750	65,348
			1,617,787
	Broadcasting (except Internet) — 2.69%
CBS	CBS Corporation — Class B	559,720	35,676,553
	Building Material and Garden Equipment and
	Supplies Dealers — 0.00%
OSHWQ	Orchard Supply Hardware Stores Corporation — Class A*	23,155	4,446
	Chemical Manufacturing — 1.04%
OPK	OPKO Health, Inc.*^	4,000	33,760
SIAL	Sigma-Aldrich Corporation^	145,815	13,708,068
VHI	Valhi, Inc.	6,000	105,480
			13,847,308
	Construction of Buildings — 0.13%
BRP	Brookfield Residential Properties Inc.*	28,600	691,834
LEN	Lennar Corporation — Class A^	26,300	1,040,428
			1,732,262
	Credit Intermediation and Related Activities — 0.00%
OCN	Ocwen Financial Corporation*	200	11,090

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

Identifier		Shares	Value
	E-Commerce — 2.98%
IACI	IAC/InterActiveCorp	44,700	$3,070,443
LINTA	Liberty Interactive Corporation — Class A*	1,243,600	36,499,660
			39,570,103
	Electronics and Appliance Stores — 0.20%
SHOS	Sears Hometown and Outlet Stores Inc.*	102,900	2,623,950
	Gaming — 4.87%
LVS	Las Vegas Sands Corp.	358,200	28,251,234
MGM	MGM Resorts International*	481,600	11,327,232
WYNN	Wynn Resorts Limited^	129,000	25,053,090
			64,631,556
	Gasoline Stations — 0.03%
SUSS	Susser Holdings Corporation*^	5,200	340,548
	General Merchandise Stores — 2.17%
FDO	Family Dollar Stores, Inc.	4,800	311,856
JCP	J.C. Penney Company, Inc.*^	128,800	1,178,520
SEARF	Sears Canada Inc.^	481,400	5,964,546
SHLD	Sears Holdings Corporation*^	436,180	21,390,267
			28,845,189
	Global Exchanges — 0.91%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement
	and Registry	33,600	369,789
8697 JP	Japan Exchange Group Inc.	284,000	8,060,735
JSE SJ	JSE Limited	432,000	3,695,268
			12,125,792
	Holding Company — 18.12%
BOL FP	Bollore SA	5,200	3,052,112
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*+	23,520	—
IEP	Icahn Enterprises LP	818,055	89,503,397
JS SP	Jardine Strategic Holdings Limited	64,800	2,073,600
JSHLY	Jardine Strategic Holdings Limited — ADR^	14,400	230,544
LUK	Leucadia National Corporation	1,715,000	48,603,100
LMCA	Liberty Media Corporation — Class A*	587,800	86,083,310
LVNTA	Liberty Ventures — Series A*	90,400	11,082,136
PVF CN	Partners Value Fund Inc.*	800	21,144
			240,649,343

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

Identifier		Shares	Value
	Insurance Carriers and Related Activities — 1.06%
AFSI	AmTrust Financial Services, Inc.	2,200	$71,918
MKL	Markel Corporation*	22,732	13,192,516
WTM	White Mountains Insurance Group Ltd.	1,400	844,312
			14,108,746
	Lessors of Nonresidential Buildings (except
	Miniwarehouses) — 7.88%
HHC	The Howard Hughes Corporation*	814,400	97,809,440
RSE	Rouse Properties, Inc.^	309,900	6,876,681
			104,686,121
	Lessors of Residential Buildings and Dwellings — 1.32%
ELS	Equity Lifestyle Properties, Inc. — REIT	483,940	17,533,146
	Machinery Manufacturing — 0.08%
CFX	Colfax Corporation*	17,300	1,101,837
	Manufactured Brands — 2.48%
JAH	Jarden Corporation*	536,000	32,883,600
	Media — 5.74%
DISCA	Discovery Communications, Inc. — Class A*^	389,623	35,229,711
SNI	Scripps Networks Interactive — Class A	69,973	6,046,367
STRZA	Starz — Class A*	610,300	17,845,172
VIAB	Viacom Inc. — Class B	196,400	17,153,576
			76,274,826
	Merchant Wholesalers, Nondurable Goods — 0.00%
GLEN LN	Glencore Xstrata plc*	12,000	62,138
	Mining (except Oil and Gas) — 0.88%
FNV	Franco-Nevada Corporation^	286,800	11,684,232
	Motion Picture and Sound Recording Industries — 5.00%
DWA	DreamWorks Animation SKG, Inc. — Class A*^	1,868,700	66,338,850
	Motor Vehicle and Parts Dealers — 4.20%
AN	AutoNation, Inc.*	1,122,300	55,767,087
	Oil and Gas — 2.29%
TPL	Texas Pacific Land Trust*	306,600	30,344,202

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

Identifier		Shares	Value
	Oil and Gas Extraction — 3.80%
CNQ	Canadian Natural Resources Ltd.	389,600	$13,184,064
CLR	Continental Resources, Inc.*^	112,990	12,713,635
SEMUF	Siem Industries Inc.	29,700	2,791,800
TOU CN	Tourmaline Oil Corp.*	518,290	21,809,897
			50,499,396
	Other Exchanges — 3.19%
CBOE	CBOE Holdings Inc.^	801,926	41,668,075
URB/A CN	Urbana Corporation — Class A*	398,178	704,707
			42,372,782
	Other Information Services — 0.00%
GOOG	Google Inc. — Class A*	30	33,621
	Performing Arts, Spectator Sports, and Related Industries — 2.93%
LYV	Live Nation Entertainment, Inc.*	1,966,400	38,856,064
	Real Estate — 3.64%
BPY	Brookfield Property Partners LP^	73,064	1,456,896
CWT-U CN	Calloway — REIT	19,200	454,763
DRM CN	Dream Unlimited Corp. — Class A*	226,200	3,598,757
FCE/A	Forest City Enterprises, Inc. — Class A*	1,778,300	33,965,530
TPH	TRI Pointe Homes, Inc.*	800	15,944
VNO	Vornado Realty Trust — REIT^	98,869	8,778,579
			48,270,469
	Restaurants — 1.78%
BKW	Burger King Worldwide Inc.	12,400	283,464
WEN	The Wendy’s Company^	2,678,600	23,357,392
			23,640,856
	Satellite Telecommunications — 5.09%
DISH	DISH Network Corp. — Class A*	709,100	41,071,072
SATS	EchoStar Corporation — Class A*	511,100	25,411,892
LORL	Loral Space & Communications Inc.*	300	24,294
VSAT	ViaSat, Inc.*	16,800	1,052,520
			67,559,778
	Security System Services — 0.14%
ASCMA	Ascent Capital Group LLC — Class A*	21,100	1,805,316

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

Identifier		Shares	Value
	Support Activities for Transportation — 1.56%
694 HK	Beijing Capital International Airport Company Limited —
	Class H	23,431,000	$18,341,587
357 HK	Hainan Meilan International Airport Company Limited —
	Class H	2,338,000	2,315,598
			20,657,185
	Transportation Equipment Manufacturing — 0.00%
HEI/A	HEICO Corporation — Class A	1,250	52,650
	Utilities — 0.20%
BIP	Brookfield Infrastructure Partners LP^	65,930	2,585,775
	TOTAL COMMON STOCKS
	(cost $782,365,772)		1,229,412,272

	PREFERRED STOCKS — 0.00%
	Building Material and Garden Equipment and
	Supplies Dealers — 0.00%
OSHUS	Orchard Supply Hardware Stores Corporation — Series A*^	23,155	231
	TOTAL PREFERRED STOCKS
	(cost $42,130)		231

		Principal
	ESCROW NOTES — 0.00%	Amount
	Special Purpose Entity — 0.00%
006ESCBG1	Adelphia Communications Corp.*+	$200,000	—
	TOTAL ESCROW NOTES
	(cost $0)		—

	SHORT-TERM INVESTMENTS — 7.42%
	Commercial Paper — 4.90%
049218837	U.S. Bank N.A., 0.02%, 01/02/2014	65,000,000	65,000,000

		Shares
	Money Market Funds — 2.52%
FIGXX	Fidelity Institutional Government Portfolio — Class I, 0.01%b	33,519,305	33,519,305
	TOTAL SHORT-TERM INVESTMENTS
	(cost $98,519,305)		98,519,305

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
Identifier	SECURITIES LENDING — 15.05%	Shares	Value
	Money Market Funds — 15.05%
	Mount Vernon Securities Lending Trust — Prime
	Portfolio, 0.17%b	199,757,066	$199,757,066
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING
	(cost $199,757,066)		199,757,066
	TOTAL INVESTMENTS — 115.06%
	(cost $1,080,684,273)		$1,527,688,874

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at December 31, 2013. Total loaned securities had a market value of $194,641,999 at December 31, 2013.
+ —	Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b —	The rate quoted is the annualized seven-day yield as of December 31, 2013.
ADR — American Depository Receipt.
REIT — Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

Identifier	COMMON STOCKS — 96.81%	Shares	Value
	Ambulatory Health Care Services — 0.00%
AVXT	AVAX Technologies, Inc.*	50,000	$125
	Chemical Manufacturing — 6.68%
AGEN	Agenus, Inc.*^	148	391
ALKS	Alkermes plc*	25,000	1,016,500
APHB	Ampliphi Biosciences Corp.*	1,000	500
IMNP	Immune Pharmaceuticals Inc.*	17	39
LONN VX	Lonza Group AG*	4,000	379,351
MMRF	MMRGlobal Inc.*	43,000	1,419
OSIR	Osiris Therapeutics, Inc.*^	16,000	257,280
			1,655,480
	Pharmaceutical and Biotechnology — 83.97%
ABT	Abbott Laboratories	13,000	498,290
ABBV	AbbVie Inc.	14,000	739,340
ARNA	Arena Pharmaceuticals, Inc.*^	45,000	263,250
AZN	AstraZeneca plc — ADR	12,000	712,440
ATB CN	Atrium Innovations Inc.*	4,884	111,726
BIIB	Biogen Idec, Inc.*	7,250	2,028,188
BMY	Bristol-Myers Squibb Company	34,000	1,807,100
CLDX	Celldex Therapeutics Inc.*	26,294	636,578
CBST	Cubist Pharmaceuticals, Inc.*	24,000	1,652,880
DNDN	Dendreon Corporation*^	34,000	101,660
LLY	Eli Lilly & Company	23,000	1,173,000
GSK	GlaxoSmithKline plc — ADR^	22,673	1,210,512
ISIS	Isis Pharmaceuticals, Inc.*^	17,000	677,280
JNJ	Johnson & Johnson	14,000	1,282,260
MAXY	Maxygen, Inc.+	41,000	—
MRK	Merck & Co., Inc.	16,000	800,800
NVS	Novartis AG — ADR	18,000	1,446,840
ONTY	Oncothyreon, Inc.*^	32,333	56,906
PFE	Pfizer, Inc.	46,000	1,408,980
PGNX	Progenics Pharmaceuticals, Inc.*	67,200	358,176
RHHBY	Roche Holding AG Ltd. — ADR	8,000	561,600
SHPG	Shire plc — ADR	6,000	847,740
SNY	Sano3 — ADR	26,000	1,394,380
VICL	Vical Inc.*^	84,500	99,710
VPHM	ViroPharma Inc.*	19,000	947,150
			20,816,786

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

Identifier		Shares	Value
	Professional, Scientific, and Technical Services — 6.16%
AFFX	Affymetrix, Inc.*^	104,000	$891,280
AMRI	Albany Molecular Research, Inc.*^	56,000	564,480
CDXS	Codexis, Inc.*	5,611	7,855
PACB	Pacific Biosciences of California Inc.*	12,000	62,760
			1,526,375
	TOTAL COMMON STOCKS
	(cost $16,496,758)		23,998,766

	RIGHTS — 0.06%
	Funds, Trusts, and Other Financial Vehicles — 0.04%
LGNDZ	Ligand Pharmaceuticals Inc.*	44,000	264
LGNXZ	Ligand Pharmaceuticals Inc.*	44,000	5,280
LGNYZ	Ligand Pharmaceuticals Inc.	44,000	2,640
LGNZZ	Ligand Pharmaceuticals Inc.*	44,000	330
			8,514
	Pharmaceutical and Biotechnology — 0.02%
09065VCVR	BioSante Pharmaceuticals, Inc.*+	2,246	—
GCVRZ	Sanofi*	15,538	5,283
			5,283
	TOTAL RIGHTS
	(cost $0)		13,797

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

		Principal
Identifier	SHORT-TERM INVESTMENTS — 0.86%	Amount	Value
	Commercial Paper — 0.60%
049218836	U.S. Bank N.A., 0.02%, 01/02/2014	$150,000	$150,000

		Shares
	Money Market Funds — 0.26%
FIGXX	Fidelity Institutional Government Portfolio — Class I, 0.01%b	64,073	64,073
	TOTAL SHORT-TERM INVESTMENTS
	(cost $214,073)		214,073

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS
	FROM SECURITIES LENDING — 10.85%
	Money Market Funds — 10.85%
	Mount Vernon Securities Lending Trust — Prime
	Portfolio, 0.17%b	2,689,850	2,689,850
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING
	(cost $2,689,850)		2,689,850
	TOTAL INVESTMENTS — 108.58%
	(cost $19,400,681)		$26,916,486

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at December 31, 2013. Total loaned securities had a market value of $2,537,862 at December 31, 2013.
+ —	Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b —	The rate quoted is the annualized seven-day yield as of December 31, 2013.
ADR — American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

Identifier	COMMON STOCKS — 93.73%	Shares	Value
	Asset Management — 8.42%
DDEJF	Dundee Corporation — Class A*	578,800	$10,202,218
JZCP LN	JZ Capital Partners Ltd.	134,800	999,482
OCX CN	Onex Corporation	226,460	12,226,388
RCP LN	RIT Capital Partners plc	135,200	2,820,958
SII CN	Sprott, Inc.	1,680	4,144
WETF	WisdomTree Investments, Inc.*	171,900	3,044,349
			29,297,539
	Automobile and Other Motor Vehicle Merchant Wholesalers — 0.28%
VTU LN	Vertu Motors plc	975,000	960,663
	Chemical Manufacturing — 1.60%
IPAR	Inter Parfums, Inc.	155,100	5,554,131
	Construction of Buildings — 3.58%
BRP	Brookfield Residential Properties Inc.*	515,100	12,460,269
	Credit Intermediation and Related Activities — 0.22%
BOKF	BOK Financial Corporation	11,400	756,048
	Electronics and Appliance Stores — 1.57%
SHOS	Sears Hometown and Outlet Stores Inc.*	214,300	5,464,650
	Forestry and Logging — 0.01%
KEWL	Keweenaw Land Association Ltd.*	380	33,060
	Gaming — 0.62%
TPCA	Tropicana Entertainment Inc.*	123,700	2,164,750
	Gasoline Stations — 1.59%
SUSS	Susser Holdings Corporation*^	84,600	5,540,454
	General Merchandise Stores — 1.04%
SEARF	Sears Canada Inc.^	290,800	3,603,012
	Global Exchanges — 0.60%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement
	and Registry	190,000	2,091,072
	Holding Company — 10.93%
IEP	Icahn Enterprises LP	297,886	32,591,707
LVNTA	Liberty Ventures — Series A*	16,100	1,973,699
PVF CN	Partners Value Fund Inc.*	131,000	3,462,297
			38,027,703

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

Identifier		Shares	Value
	Insurance Carriers and Related Activities — 3.20%
AFSI	AmTrust Financial Services, Inc.^	163,900	$5,357,891
GLRE	Greenlight Capital Re, Ltd. — Class A*^	171,400	5,777,894
			11,135,785
	Lessors of Nonresidential Buildings (except Miniwarehouses) — 10.87%
ALX	Alexander’s, Inc. — REIT^	1,400	462,000
HHC	The Howard Hughes Corporation*	227,000	27,262,700
RSE	Rouse Properties, Inc.^	455,600	10,109,764
			37,834,464
	Lessors of Residential Buildings and Dwellings — 1.46%
ELS	Equity Lifestyle Properties, Inc. — REIT^	139,800	5,064,954
	Machinery Manufacturing — 0.63%
CFX	Colfax Corporation*	34,500	2,197,305
	Manufactured Brands — 6.53%
JAH	Jarden Corporation*	329,250	20,199,487
MOV	Movado Group, Inc.	57,200	2,517,372
			22,716,859
	Media — 3.13%
STRZA	Starz — Class A*^	372,200	10,883,128
	Merchant Wholesalers, Durable Goods — 0.31%
DORM	Dorman Products, Inc.*^	19,200	1,076,544
	Mining (except Oil and Gas) — 0.29%
FM CN	First Quantum Minerals Ltd.	39,366	709,311
MUX	McEwen Mining Inc.*^	160,600	314,776
			1,024,087
	Motion Picture and Sound Recording Industries — 6.22%
DWA	DreamWorks Animation SKG, Inc. — Class A*^	610,200	21,662,100
	Motor Vehicle and Parts Dealers — 0.52%
PAG	Penske Automotive Group, Inc.	38,700	1,825,092
	Oil and Gas — 5.11%
TPL	Texas Pacific Land Trust*	179,791	17,793,915

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

Identifier		Shares	Value
	Oil and Gas Extraction — 0.33%
BLMC	Biloxi Marsh Lands Corporation	100	$1,525
WPX	WPX Energy Inc.*^	55,800	1,137,204
			1,138,729
	Other Exchanges — 0.61%
CBOE	CBOE Holdings Inc.^	16,990	882,801
URB/A CN	Urbana Corporation — Class A*	695,071	1,230,156
			2,112,957
	Performing Arts, Spectator Sports, and Related Industries — 3.67%
LYV	Live Nation Entertainment, Inc.*	647,000	12,784,720
	Petroleum and Coal Products Manufacturing — 1.00%
CVI	CVR Energy, Inc.	80,000	3,474,400
	Publishing Industries (except Internet) — 0.29%
PRIS	Promotora de Informaciones S.A. — ADR*^	88,060	192,851
PRIS/B US	Promotora de Informaciones S.A. — Class B — ADR*^	251,600	727,124
VALU	Value Line, Inc.	7,615	88,410
			1,008,385
	Real Estate — 6.48%
DRM CN	Dream Unlimited Corp. — Class A*	1,418,600	22,569,395
	Rental and Leasing Services — 0.01%
CDCO	Comdisco Holding Company, Inc.*^	7,560	40,824
	Restaurants — 6.03%
WEN	The Wendy’s Company^	2,404,700	20,968,984
	Satellite Telecommunications — 0.62%
LORL	Loral Space & Communications Inc.*	14,000	1,133,720
VSAT	ViaSat, Inc.*	16,400	1,027,460
			2,161,180
	Securities, Commodity Contracts, and Other Financial Investments
	and Related Activities — 0.00%
RHJI BB	RHJ International*	800	4,061
	Security System Services — 2.75%
ASCMA	Ascent Capital Group LLC — Class A*	111,800	9,565,608

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

Identifier		Shares	Value
	Telecommunications — 0.02%
CIBY	CIBL, Inc.*	18	$25,200
ICTG	ICTC Group Inc.*	208	4,170
LICT	Lynch Interactive Corporation*	16	38,400
			67,770
	Transportation Equipment Manufacturing — 3.19%
ARII	American Railcar Industries, Inc.^	122,600	5,608,950
FDML	Federal-Mogul Corporation*	279,900	5,508,432
			11,117,382
	TOTAL COMMON STOCKS
	(cost $ 241,313,107)		326,181,979

	RIGHTS — 0.12%
	Rental and Leasing Services — 0.12%
CDCOR	Comdisco Holding Company, Inc.*#	5,634,807	400,071
	TOTAL RIGHTS
	(cost $1,296,168)		400,071

		Principal
	SHORT-TERM INVESTMENTS — 6.79%	Amount
	Commercial Paper — 4.81%
049218837	U.S. Bank N.A., 0.02%, 01/02/2014	$16,750,000	16,750,000

		Shares
	Money Market Funds — 1.98%
FIGXX	Fidelity Institutional Government Portfolio — Class I, 0.01%b	6,872,715	6,872,715
	TOTAL SHORT-TERM INVESTMENTS
	(cost $23,622,715)		23,622,715

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
Identifier	SECURITIES LENDING — 20.02%	Shares	Value
	Money Market Funds — 20.02%
	Mount Vernon Securities Lending Trust — Prime
	Portfolio, 0.17%b	69,687,876	$69,687,876
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING
	(cost $69,687,876)		69,687,876
	TOTAL INVESTMENTS — 120.66%
	(cost $ 335,919,866)		$419,892,641

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at December 31, 2013. Total loaned securities had a market value of $67,341,896 at December 31, 2013.
# —	Contingent value right (contingent upon profitability of company).
b —	The rate quoted is the annualized seven-day yield as of December 31, 2013.
 ADR — American Depository Receipt.
REIT — Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

Identifier	COMMON STOCKS — 85.31%	Shares	Value
	Asset Management — 23.93%
APO	Apollo Global Management LLC — Class A	13,600	$429,896
BX	The Blackstone Group LP^	64,799	2,041,168
BAM	Brookfield Asset Management Inc. — Class A^	55,000	2,135,650
CG	The Carlyle Group LP	100	3,562
DDEJF	Dundee Corporation — Class A*	103,500	1,824,343
JZCP LN	JZ Capital Partners Ltd.	60,600	449,322
OAK	Oaktree Capital Group LLC^	30,000	1,765,200
OZM	Och-Ziff Capital Management Group — Class A	2,400	35,520
ONEXF	Onex Corporation	58,600	3,161,523
SII CN	Sprott, Inc.	41,155	101,507
TROW	T. Rowe Price Group, Inc.	2,400	201,048
806 HK	Value Partners Group Limited	306,000	236,772
WETF	WisdomTree Investments, Inc.*	200,000	3,542,000
			15,927,511
	Beverage and Tobacco Product Manufacturing — 0.07%
CWGL	Crimson Wine Group Ltd.*	5,080	44,907
	Construction of Buildings — 0.60%
BRP	Brookfield Residential Properties Inc.*^	16,400	396,716
	Credit Intermediation and Related Activities — 0.17%
BBCN	BBCN Bancorp, Inc.	10	166
EWBC	East West Bancorp, Inc.^	3,204	112,044
			112,210
	Data Processor — 4.35%
MA	MasterCard, Inc. — Class A	1,600	1,336,736
V	Visa, Inc. — Class A^	7,000	1,558,760
			2,895,496
	E-Commerce — 1.01%
LINTA	Liberty Interactive Corporation — Class A*	22,900	672,115
	Electronics and Appliance Stores — 0.02%
SHOS	Sears Hometown and Outlet Stores Inc.*	610	15,555
	European Exchanges — 0.70%
DB1 GR	Deutsche Boerse AG	5,650	467,918
	Gaming — 1.68%
LVS	Las Vegas Sands Corp.	11,600	914,892
TPCA	Tropicana Entertainment Inc.*	11,600	203,000
			1,117,892

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

Identifier		Shares	Value
	General Merchandise Stores — 0.51%
SEARF	Sears Canada Inc.^	300	$3,717
SHLD	Sears Holdings Corporation*^	6,800	333,472
			337,189
	Global Exchanges — 3.23%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement
	and Registry	21,600	237,722
JSE SJ	JSE Limited	83,600	715,103
LSE LN	London Stock Exchange Group plc	12,800	367,331
SGX SP	Singapore Exchange Limited	144,000	828,432
			2,148,588
	Holding Company — 16.48%
IEP	Icahn Enterprises LP^	59,871	6,550,486
LUK	Leucadia National Corporation	96,200	2,726,308
LVNTA	Liberty Ventures — Series A*^	4,574	560,727
PVF CN	Partners Value Fund Inc.*	42,900	1,133,836
			10,971,357
	Insurance Carriers and Related Activities — 0.85%
AFSI	AmTrust Financial Services, Inc.^	3,210	104,935
GLRE	Greenlight Capital Re, Ltd. — Class A*^	1,200	40,452
MKL	Markel Corporation*	523	303,523
WTM	White Mountains Insurance Group Ltd.	200	120,616
			569,526
	Lessors of Nonresidential Buildings (except
	Miniwarehouses) — 6.15%
HHC	The Howard Hughes Corporation*	26,700	3,206,670
RSE	Rouse Properties, Inc.^	40,000	887,600
			4,094,270
	Mining (except Oil and Gas) — 0.24%
FNV	Franco-Nevada Corporation^	4,000	162,960
	Non-Store Retailers — 3.20%
BID	Sotheby’s	40,000	2,128,000
	Oil and Gas — 4.49%
TPL	Texas Pacific Land Trust*	30,200	2,988,894

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

Identifier		Shares	Value
	Other Exchanges — 8.11%
CBOE	CBOE Holdings Inc.	84,000	$4,364,640
FTIS LI	Financial Technologies (India) Ltd. — GDR+	96,180	41,105
IMAREX NO	IMAREX ASA+	1,850	—
NZX NZ	NZX Ltd.	359,002	366,103
URB/A CN	Urbana Corporation — Class A*	356,004	630,066
			5,401,914
	Real Estate — 4.16%
BPY	Brookfield Property Partners LP^	3,641	72,602
CWT-U CN	Calloway — REIT	6,000	142,113
DRM CN	Dream Unlimited Corp. — Class A*	160,400	2,551,904
			2,766,619
	Securities, Commodity Contracts, and Other Financial Investments
	and Related Activities — 4.79%
CME	CME Group, Inc.	9,140	717,124
ICE	IntercontinentalExchange Group, Inc.	10,978	2,469,172
			3,186,296
	Support Activities for Water Transportation — 0.01%
CKI CN	Clarke Inc.	1,000	7,522
	Transportation Equipment Manufacturing — 0.01%
ARII	American Railcar Industries, Inc.^	100	4,575
	U.S. Equity Exchanges — 0.38%
NDAQ	The NASDAQ OMX Group, Inc.	6,400	254,720
	Utilities — 0.17%
BIP	Brookfield Infrastructure Partners LP^	2,816	110,443
	TOTAL COMMON STOCKS
	(cost $36,824,176)		56,783,193

	RIGHTS — 0.00%
	Asset Management — 0.00%
WPSL	W.P. Stewart & Co., Ltd.*+	205	—
	TOTAL RIGHTS
	(cost $0)		—

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

Identifier	MUTUAL FUNDS — 0.01%		Shares	Value
	Funds, Trusts, and Other Financial Vehicles — 0.01%
PFN	PIMCO Income Strategy Fund II		760	$7,562
	TOTAL MUTUAL FUNDS
	(cost $6,726)			7,562

			Principal
	SHORT-TERM INVESTMENTS — 9.05%		Amount
	Commercial Paper — 4.62%
049218837	U.S. Bank N.A., 0.02%, 01/02/2014		$3,075,000	3,075,000

			Shares
	Money Market Funds — 4.43%
FIGXX	Fidelity Institutional Government Portfolio — Class I, 0.01%b	.	2,951,375	2,951,375
	TOTAL SHORT-TERM INVESTMENTS
	(cost $6,026,375)			6,026,375

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
	SECURITIES LENDING — 13.07%
	Money Market Funds — 13.07%
	Mount Vernon Securities Lending Trust — Prime
	Portfolio, 0.17%b		8,695,710	8,695,710
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING
	(cost $8,695,710)			8,695,710
	TOTAL INVESTMENTS — 107.44%
	(cost $51,552,987)			$71,512,840

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at December 31, 2013. Total loaned securities had a market value of $8,555,011 at December 31, 2013.
+ —	Security is considered illiquid and was fair valued. The aggregate value of such securities is $41,105 or 0.06% of net assets.
b —	The rate quoted is the annualized seven-day yield as of December 31, 2013.
GDR — Global Depository Receipt.
REIT — Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

		Principal
Identifier	CORPORATE BONDS — 53.57%	Amount	Value
	Beverage and Tobacco Product Manufacturing — 3.48%
02209SAK9	Altria Group, Inc.
	4.125%, 09/11/2015	$100,000	$105,568
03523TBL1	Anheuser-Busch InBev Worldwide Inc.
	1.500%, 07/14/2014	126,000	126,734
10138MAH8	Bottling Group LLC
	6.950%, 03/15/2014	100,000	101,305
191216AP5	The Coca-Cola Company
	1.500%, 11/15/2015	100,000	101,933
26138EAM1	Dr. Pepper Snapple Group, Inc.
	2.900%, 01/15/2016	200,000	207,673
761713AV8	Reynolds American, Inc.
	1.050%, 10/30/2015	175,000	175,636
			818,849
	Broadcasting (except Internet) — 0.87%
63946BAB6	NBCUniversal Media, LLC
	3.650%, 04/30/2015	100,000	104,034
25468PCU8	The Walt Disney Company
	0.450%, 12/01/2015	100,000	99,945
			203,979
	Chemical Manufacturing — 1.85%
19416QDQ0	Colgate-Palmolive Company
	1.375%, 11/01/2015	150,000	152,223
	Ecolab Inc.
278865AJ9	2.375%, 12/08/2014	125,000	126,987
278865AN0	1.000%, 08/09/2015	55,000	55,193
88166CAA6	Teva Pharmaceuticals Finance
	3.000%, 06/15/2015	100,000	103,240
			437,643
	Computer and Electronic Product Manufacturing — 4.29%
111320AD9	Broadcom Corporation
	2.375%, 11/01/2015	200,000	205,229
22303QAK6	Covidien International Finance SA
	2.800%, 06/15/2015	100,000	102,864
	Hewlett-Packard Co.
428236AT0	6.125%, 03/01/2014	50,000	50,426
428236BC6	2.125%, 09/13/2015	100,000	101,870

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

		Principal
Identifier		Amount	Value
	Computer and Electronic Product Manufacturing — 4.29% (Continued)
459200HD6	IBM Corp.
	0.750%, 05/11/2015	$100,000	$100,474
585055AR7	Medtronic, Inc.
	3.000%, 03/15/2015	100,000	103,208
883556AS1	Thermo Fisher Scientific, Inc.
	3.200%, 05/01/2015	140,000	144,600
902133AL1	Tyco Electronics Group SA
	1.600%, 02/03/2015	200,000	202,022
			1,010,693
	Consumer Staples — 0.85%
742718ED7	The Procter & Gamble Company
	0.750%, 11/04/2016	200,000	199,276
	Credit Intermediation and Related Activities — 8.44%
025815AA9	American Express Centurion
	0.875%, 11/13/2015	250,000	250,674
0258M0CZ0	American Express Credit Corporation
	5.125%, 08/25/2014	100,000	103,061
06406HCD9	The Bank of New York Mellon Corporation
	0.700%, 10/23/2015	200,000	200,449
064159BV7	Bank of Nova Scotia
	0.950%, 03/15/2016	200,000	200,393
120568AM2	Bunge Limited Finance Corporation
	5.350%, 04/15/2014	115,000	116,470
14040HAS4	Capital One Financial Corporation
	7.375%, 05/23/2014	100,000	102,585
14912L5B3	Caterpillar Financial Services Corporation
	1.050%, 03/26/2015	100,000	100,663
31677QAX7	Fifth Third Bank
	0.900%, 02/26/2016	150,000	149,290
	General Electric Capital Corp.
36966RS98	5.450%, 06/15/2014	10,000	10,196
36962G6M1	1.000%, 12/11/2015	200,000	201,699
24422ERQ4	John Deere Capital Corporation
	0.875%, 04/17/2015	100,000	100,599
69371RK62	PACCAR Financial Corporation
	1.050%, 06/05/2015	100,000	100,851
69349LAN8	PNC Bank NA
	1.300%, 10/03/2016	250,000	251,510

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

		Principal
Identifier		Amount	Value
	Credit Intermediation and Related Activities — 8.44% (Continued)
92976GAB7	Wachovia Bank NA
	4.800%, 11/01/2014	$96,000	$99,585
			1,988,025
	Digital Security — 0.65%
871503AG3	Symantec Corp.
	2.750%, 09/15/2015	150,000	154,159
	Diversified Financial Services — 0.85%
46623EJR1	JPMorgan Chase & Co.
	1.100%, 10/15/2015	200,000	200,851
	E-Commerce — 1.45%
023135AK2	Amazon.com, Inc.
	0.650%, 11/27/2015	200,000	200,004
278642AD5	eBay, Inc.
	0.700%, 07/15/2015	140,000	140,430
			340,434
	Food Manufacturing — 4.48%
205887BH4	ConAgra Foods, Inc.
	1.350%, 09/10/2015	100,000	100,736
370334BN3	General Mills, Inc.
	0.875%, 01/29/2016	200,000	199,531
423074AL7	HJ Heinz Co.
	2.000%, 09/12/2016	150,000	151,283
487836BG2	Kellogg Company
	1.125%, 05/15/2015	200,000	201,430
50076QAK2	Kraft Foods Group Inc.
	1.625%, 06/04/2015	200,000	202,611
982526AR6	William Wrigley Jr. Company
	1.400%, 10/21/2016, Acquired 10/28/2013 at $201,359■	200,000	200,440
			1,056,031
	Food Services and Drinking Places — 0.84%
855244AE9	Starbucks Corporation
	0.875%, 12/05/2016	200,000	198,884
	Funds, Trusts, and Other Financial Vehicles — 0.64%
65339KAC4	NextEra Energy Capital Holding Inc.
	1.611%, 06/01/2014	150,000	150,684

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

		Principal
Identifier		Amount	Value
	General Merchandise Stores — 0.96%
22160KAD7	Costco Wholesale Corporation
	0.650%, 12/07/2015	$150,000	$150,348
931142CX9	Wal-Mart Stores, Inc.
	1.500%, 10/25/2015	74,000	75,442
			225,790
	Health and Personal Care Stores — 1.29%
126650BT6	CVS Caremark Corporation
	3.250%, 05/18/2015	100,000	103,401
931422AG4	Walgreen Company
	1.000%, 03/13/2015	200,000	200,881
			304,282
	Holding Company — 1.07%
084664BX8	Berkshire Hathaway Finance Corp.
	0.950%, 08/15/2016	250,000	251,296
	Insurance Carriers and Related Activities — 2.15%
74432QAE5	Prudential Financial, Inc.
	5.100%, 09/20/2014	100,000	103,212
91324PBX9	UnitedHealth Group Inc.
	0.850%, 10/15/2015	100,000	100,445
94973VAZ0	WellPoint, Inc.
	1.250%, 09/10/2015	300,000	302,211
			505,868
	Media — 1.08%
25470DAB5	Discovery Communications
	3.700%, 06/01/2015	100,000	104,091
92553PAK8	Viacom Inc.
	1.250%, 02/27/2015	150,000	150,790
			254,881
	Merchant Wholesalers, Nondurable Goods — 1.28%
30219GAB4	Express Scripts Holding Company
	2.100%, 02/12/2015	100,000	101,477
581557AY1	McKesson Corp.
	0.950%, 12/04/2015	200,000	199,966
			301,443

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

		Principal
Identifier		Amount	Value
	Mining (except Oil and Gas) — 1.71%
35671DAV7	Freeport-McMoRan Copper & Gold Inc.
	1.400%, 02/13/2015	$300,000	$301,757
76720AAA4	Rio Tinto Financial USA plc
	1.125%, 03/20/2015	100,000	100,587
			402,344
	Miscellaneous Manufacturing — 1.56%
071813BH1	Baxter International Inc.
	0.950%, 06/01/2016	200,000	200,097
067383AB5	CR Bard, Inc.
	2.875%, 01/15/2016	150,000	155,064
418056AR8	Hasbro, Inc.
	6.125%, 05/15/2014	12,000	12,242
			367,403
	Motor Vehicle and Parts Dealers — 0.43%
053332AH5	AutoZone, Inc.
	6.500%, 01/15/2014	100,000	100,196
	Oil and Gas Extraction — 1.83%
136385AQ4	Canadian Natural Resources Ltd.
	1.450%, 11/14/2014	130,000	131,082
25179MAS2	Devon Energy Corporation
	1.200%, 12/15/2016	200,000	200,061
565849AJ5	Marathon Oil Corporation
	0.900%, 11/01/2015	100,000	100,128
			431,271
	Other Information Services — 0.97%
38259PAC6	Google Inc.
	2.125%, 05/19/2016	222,000	229,502
	Pharmaceutical and Biotechnology — 2.13%
031162AJ9	Amgen Inc.
	4.850%, 11/18/2014	140,000	145,235
377372AG2	GlaxoSmithKline Capital Inc.
	0.700%, 03/18/2016	200,000	199,260
53217VAD1	Life Technologies Corporation
	3.500%, 01/15/2016	150,000	156,325
			500,820

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

		Principal
Identifier		Amount	Value
	Pipeline Transportation — 0.44%
96950FAB0	Williams Partners LP
	3.800%, 02/15/2015	$100,000	$103,340
	Publishing Industries (except Internet) — 0.42%
884903BL8	Thomson Reuters Corporation
	0.875%, 05/23/2016	100,000	99,355
	Satellite Telecommunications — 1.10%
25459HAY1	DIRECTV Holdings, LLC
	3.500%, 03/01/2016	150,000	157,536
88732JAQ1	Time Warner Cable Inc.
	8.250%, 02/14/2014	100,000	100,862
			258,398
	Securities, Commodity Contracts, and Other Financial
	Investments and Related Activities — 1.08%
472319AD4	Jefferies Group LLC
	5.875%, 06/08/2014	150,000	153,392
61747WAD1	Morgan Stanley
	2.875%, 01/24/2014	100,000	100,131
			253,523
	Software — 0.44%
00724FAA9	Adobe Systems, Inc.
	3.250%, 02/01/2015	100,000	102,734
	Telecommunications — 2.12%
00206RBL5	AT&T, Inc.
	0.800%, 12/01/2015	200,000	199,588
92343VBH6	Verizon Communications Inc.
	0.700%, 11/02/2015	200,000	199,533
92857WBA7	Vodafone Group plc
	0.900%, 02/19/2016	100,000	100,403
			499,524
	Transportation Equipment Manufacturing — 0.85%
89233P6J0	Toyota Motor Credit Corp.
	0.875%, 07/17/2015	200,000	201,306

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

		Principal
Identifier		Amount	Value
	Utilities — 1.52%
693304AN7	PECO Energy Company
	5.000%, 10/01/2014	$52,000	$53,703
843646AF7	Southern Power Company
	4.875%, 07/15/2015	100,000	106,136
98389BAP5	Xcel Energy, Inc.
	0.750%, 05/09/2016	$200,000	198,429
			358,268
	Waste Management and Remediation Services — 0.45%
94106LAT6	Waste Management, Inc.
	6.375%, 03/11/2015	100,000	106,534
	TOTAL CORPORATE BONDS
	(cost $12,624,245)		12,617,586

	U.S. GOVERNMENT AGENCY ISSUES — 5.26%1
	U.S. Government Agency Issues — 5.26%
3133ED4A7	Federal Farm Credit Bank
	0.375%, 10/07/2015	300,000	300,095
	Federal Home Loan Banks
313371ZY5	1.875%, 12/11/2015	175,000	180,223
313375RN9	1.000%, 03/11/2016	200,000	202,333
3137EADQ9	Federal Home Loan Mortgage Corporation
	0.500%, 05/13/2016	300,000	299,813
31398A4K5	Federal National Mortgage Association
	1.875%, 10/15/2015	250,000	256,176
	TOTAL U.S. GOVERNMENT AGENCY ISSUES
	(cost $1,239,237)		1,238,640

	U.S. TREASURY OBLIGATIONS — 3.82%
	U.S. Treasury Notes — 3.82%
	U.S. Treasury Notes
912828TK6	0.250%, 08/15/2015	350,000	349,891
912828VL1	0.625%, 07/15/2016	250,000	250,322
912828WA4	0.625%, 10/15/2016^	300,000	299,473
	TOTAL U.S. TREASURY OBLIGATIONS
	(cost $897,998)		899,686

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

Identifier	EXCHANGE TRADED FUNDS — 17.84%	Shares	Value
	Funds, Trusts, and Other Financial Vehicles — 17.84%
CSJ	iShares Barclays 1-3 Year Credit Bond ETF^	29,400	$3,100,524
MINT	PIMCO Enhanced Short Maturity ETF	3,600	364,680
SCPB	SPDR Barclays Short Term Corporate Bond ETF#	24,000	736,560
	TOTAL EXCHANGE TRADED FUNDS
	(cost $4,205,762)		4,201,764

	WARRANTS — 0.00%
	Utilities — 0.00%
CHC/WS	China Hydroelectric Corporation
	Expiration Date: 1/25/2014
	Exercise Price: $15.00*	40,000	396
	TOTAL WARRANTS
	(cost $48,000)		396

		Principal
	SHORT-TERM INVESTMENTS — 8.12%	Amount
	Commercial Paper — 4.04%
049218836	U.S. Bank N.A., 0.02%, 01/02/2014	$950,000	950,000

	Money Market Funds — 4.08%	Shares
FIGXX	Fidelity Institutional Government Portfolio — Class I, 0.01%b	961,603	961,603
	TOTAL SHORT-TERM INVESTMENTS
	(cost $1,911,603)		1,911,603

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
	SECURITIES LENDING — 1.48%
	Money Market Funds — 1.48%
	Mount Vernon Securities Lending Trust — Prime
	Portfolio, 0.17%b	349,200	349,200
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING
	(cost $349,200)		349,200
	TOTAL INVESTMENTS — 90.09%
	(cost $21,276,045)		$21,218,875

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

Percentages are stated as a percent of net assets.
# —	All or a portion of the shares have been committed as collateral for written option contracts.
^ —	This security or a portion of this security was out on loan at December 31, 2013. Total loaned securities had a market value of $342,030 at December 31, 2013.
* —	Non-income producing security.
1 —	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
b —	The rate quoted is the annualized seven-day yield as of December 31, 2013.
ETF — Exchange Traded Fund.
■ —	Restricted security restricted to institutional investors (144a securities); the percentage of net assets comprised of 144a securities was 0.85%.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

Identifier	COMMON STOCKS — 0.24%		Shares	Value
	Oil and Gas Extraction — 0.24%
STO	Statoil ASA — ADR		8,800	$212,344
	TOTAL COMMON STOCKS
	(cost $189,267)			212,344

			Principal
	CONVERTIBLE BONDS — 39.70%		Amount
	Administrative and Support Services — 5.78%
	WebMD Health Corporation
94770VAH5	2.250%, 03/31/2016#		$400,000	402,000
94770VAF9	2.500%, 01/31/2018#		4,875,000	4,814,062
				5,216,062
	Computer and Electronic Product Manufacturing — 1.84%
502413AW7	L-3 Communications Holdings, Inc.
	3.000%, 08/01/2035#		950,000	1,148,906
747906AJ4	Quantum Corporation
	4.500%, 11/15/2017		500,000	512,188
				1,661,094
	Mining (except Oil and Gas) — 5.50%
250669AA6	Detour Gold Corporation
	5.500%, 11/30/2017		1,000,000	786,250
B7W1RP3	Kirkland Lake Gold Inc.
	6.000%, 06/30/2017	CAD	350,000	214,168
608753AA7	Molycorp Inc.
	3.250%, 06/15/2016#		1,500,000	1,057,500
780287AA6	Royal Gold, Inc.
	2.875%, 06/15/2019		3,014,000	2,912,278
				4,970,196
	Nonmetallic Mineral Product Manufacturing — 5.99%
69073TAQ6	Owens-Brockway Glass Container
	3.000%, 06/01/2015, Acquired 7/6/2011-3/15/2013
	at $5,156,088#■		5,170,000	5,412,344

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

			Principal
Identifier			Amount	Value
	Oil and Gas Extraction — 6.98%
	Arcan Resources Ltd.
B4MT4X3	6.250%, 02/28/2016#	CAD	$1,719,000	$841,497
B57ZB98	6.500%, 10/31/2018#	CAD	2,592,000	1,189,551
	Chesapeake Energy Corporation
165167BW6	2.750%, 11/15/2035#		$650,000	682,906
165167CB1	2.250%, 12/15/2038^		3,830,000	3,590,625
				6,304,579
	Performing Arts, Spectator Sports, and Related Industries — 3.12%
538034AB5	Live Nation Entertainment, Inc.
	2.875%, 07/15/2027#		2,763,000	2,814,806
	Personal and Laundry Services — 1.55%
758932AA5	Regis Corporation
	5.000%, 07/15/2014		1,303,000	1,404,797
	Primary Metal Manufacturing — 2.81%
03938LAK0	ArcelorMittal
	5.000%, 05/15/2014		2,500,000	2,535,938
	Real Estate — 0.55%
345550AP2	Forest City Enterprises, Inc.
	4.250%, 08/15/2018#		446,000	497,847
	Software Publishers — 4.44%
285512AA7	Electronic Arts, Inc.
	0.750%, 07/15/2016^		3,750,000	4,007,812
	Transportation Equipment Manufacturing — 1.14%
63934EAL2	Navistar International Corp.
	3.000%, 10/15/2014^		1,000,000	1,027,500
	TOTAL CONVERTIBLE BONDS
	(cost $36,861,082)			35,852,975

	CORPORATE BONDS — 16.54%
	Ambulatory Health Care Services — 3.16%
23918KAL2	DaVita HealthCare Partners, Inc.
	6.375%, 11/01/2018#^		2,710,000	2,850,581
	Credit Intermediation and Related Activities — 0.13%
02005NAE0	Ally Financial, Inc.
	8.000%, 03/15/2020		100,000	120,375

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

		Principal
Identifier		Amount	Value
	General Merchandise Stores — 1.10%
708130AD1	J.C. Penney Company, Inc.
	5.650%, 06/01/2020	$1,250,000	$990,625
	Holding Company — 0.11%
451102AH0	Icahn Enterprises LP
	8.000%, 01/15/2018	100,000	104,250
	Mining (except Oil and Gas) — 3.70%
20854PAD1	Consol Energy, Inc.
	8.000%, 04/01/2017#	1,495,000	1,580,963
35671DAU9	Freeport-McMoRan Copper & Gold Inc.
	3.550%, 03/01/2022^	500,000	476,029
	Peabody Energy Corporation
704549AK0	6.000%, 11/15/2018^	950,000	1,016,500
704549AH7	6.500%, 09/15/2020#	250,000	264,375
			3,337,867
	Satellite Telecommunications — 3.61%
	DISH DBS Corp.
25470XAH8	4.625%, 07/15/2017^	3,000,000	3,150,000
25470XAB1	7.875%, 09/01/2019	100,000	114,750
			3,264,750
	Securities, Commodity Contracts, and Other Financial
	Investments and Related Activities — 3.38%
683797AB0	Oppenheimer Holdings, Inc.
	8.750%, 04/15/2018	2,839,000	3,051,925
	Telecommunications — 1.35%
852060AG7	Sprint Capital Corp.
	6.900%, 05/01/2019^	1,000,000	1,097,500
852061AK6	Sprint Nextel Corp.
	9.000%, 11/15/2018, Acquired 12/30/2013
	at $121,000■	100,000	120,750
			1,218,250
	TOTAL CORPORATE BONDS
	(cost $14,778,127)		14,938,623

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

		Principal
Identifier	MUNICIPAL BONDS — 0.58%	Amount	Value
	Air Transportation — 0.58%
	Branson Missouri Regional Airport Transportation
	Development District
105459AB7	6.000%, 07/01/2025c+	$2,000,000	$300,000
105459AC5	6.000%, 07/01/2037c+	1,500,000	225,000
			525,000
	TOTAL MUNICIPAL BONDS
	(cost $2,245,112)		525,000

	EXCHANGE TRADED FUNDS — 1.44%	Shares
	Funds, Trusts, and Other Financial Vehicles — 1.44%
BOND	PIMCO Total Return ETF^	12,400	1,298,776
	TOTAL EXCHANGE TRADED FUNDS
	(cost $1,321,264)		1,298,776

	MUTUAL FUNDS — 6.23%
	Funds, Trusts, and Other Financial Vehicles — 6.23%
ACG	ACM Income Fund, Inc.	131,200	935,456
ACP	Avenue Income Credit Strategies Fund	3,000	52,740
DSL	DoubleLine Income Solutions Fund	17,400	366,966
DBL	DoubleLine Opportunistic Credit Fund	8,700	194,184
HAV	Helios Advantage Income Fund, Inc.	700	6,349
HSA	Helios Strategic Income Fund, Inc.	200	1,332
TLI	LMP Corporate Loan Fund Inc.^	5,600	68,488
MTS	Montgomery Street Income Securities, Inc.	34,400	534,576
JFR	Nuveen Floating Rate Income Fund	200	2,384
PCM	PCM Fund Inc.	2,900	33,785
PCN	PIMCO Corporate Income Fund	1,700	26,860
PCI	PIMCO Dynamic Credit Income Fund	50,500	1,135,240
PDI	PIMCO Dynamic Income Fund^	38,200	1,112,766
PKO	PIMCO Income Opportunity Fund^	16,050	453,413
PFL	PIMCO Income Strategy Fund	10,600	119,886
PFN	PIMCO Income Strategy Fund II	10,100	100,495
IMF	Western Asset Inflation Management Fund Inc.	1,700	28,781
DMO	Western Asset Mortgage Defined
	Opportunity Fund Inc.	19,500	452,010
WIW	Western Asset/Claymore Inflation-Linked
	Opportunities & Income Fund	200	2,254

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

Identifier		Shares	Value
	Funds, Trusts, and Other Financial Vehicles — 6.23% (Continued)
WIA	Western Asset/Claymore Inflation-Linked
	Securities & Income Fund	200	$2,284
	TOTAL MUTUAL FUNDS
	(cost $5,795,003)		5,630,249

	PURCHASED PUT OPTIONS — 0.42%	Contractsd
	Credit Intermediation and Related Activities — 0.21%
	iPath S&P 500 VIX Short-Term Futures ETN*
VXX 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	2	555
VXX 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	4	912
VXX 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	444	184,260
			185,727
	Funds, Trusts, and Other Financial Vehicles — 0.21%
	ProShares Ultra VIX Short-Term Futures ETF*
UVXY 150117P00010000	Expiration: January 2015, Exercise Price: $10.00	18	6,480
UVXY 150117P00011000	Expiration: January 2015, Exercise Price: $11.00	12	5,160
UVXY1 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	6	6,270
UVXY 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	78	39,000
UVXY 150117P00014000	Expiration: January 2015, Exercise Price: $14.00	4	2,500
UVXY 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	4	2,780
UVXY 150117P00016000	Expiration: January 2015, Exercise Price: $16.00	18	13,770
UVXY 160115P00008000	Expiration: January 2016, Exercise Price: $8.00	8	3,520
UVXY 160115P00009000	Expiration: January 2016, Exercise Price: $9.00	190	97,850
UVXY 160115P00010000	Expiration: January 2016, Exercise Price: $10.00	26	15,210
			192,540
	TOTAL PURCHASED PUT OPTIONS
	(cost $370,386)		378,267

		Principal
	SHORT-TERM INVESTMENTS — 7.75%	Amount
	Commercial Paper — 2.57%
049218837	U.S. Bank N.A., 0.02%, 01/02/2014	$2,325,000	2,325,000

		Shares
	Money Market Funds — 2.41%
FIGXX	Fidelity Institutional Government Portfolio —
	Class I, 0.01%b	2,176,000	2,176,000

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments — December 31, 2013 — (Continued)

		Principal
Identifier		Amount	Value
	U.S. Treasury Obligations — 2.77%
	United States Treasury Bill
912796BS7	Maturity Date: 01/02/2014, Yield to Maturity 0.02%	$1,500,000	$1,499,999
912796BV0	Maturity Date: 01/23/2014, Yield to Maturity 0.00%	1,000,000	1,000,000
			2,499,999
	TOTAL SHORT-TERM INVESTMENTS
	(cost $7,000,999)		7,000,999

	INVESTMENTS PURCHASED WITH
	THE CASH PROCEEDS FROM
	SECURITIES LENDING — 7.84%	Shares
	Money Market Funds — 7.84%
	Mount Vernon Securities Lending Trust — Prime
	Portfolio, 0.17%b	7,084,608	7,084,608
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING
	(cost $7,084,608)		7,084,608
	TOTAL INVESTMENTS — 80.74%
	(cost $75,645,848)		$72,921,841

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at December 31, 2013. Total loaned securities had a market value of $6,926,554 at December 31, 2013.
# —	All or a portion of the shares have been committed as collateral for written option contracts.
■ —	Restricted security restricted to institutional investors (144a securities); the percentage of net assets comprised of 144a securities was 6.13%.
c —	The security missed January 1, 2012 interest payment and has ceased to accrue income. A forbearance agreement is currently in place.
+ —	Security is considered illiquid. The aggregate value of such securities is $525,000 or 0.58% of net assets.
b —	The rate quoted is the annualized seven-day yield as of December 31, 2013.
d —	100 shares per contract.
ADR — American Depository Receipt.
CAD — Canadian Dollars.
ETF — Exchange Traded Fund.
ETN — Exchange Traded Note.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — December 31, 2013

Identifier	PUT OPTIONS WRITTEN	Contracts*	Value
	Accommodation
	Carnival Corporation
CCL 140118P00029500	Expiration: January 2014, Exercise Price: $29.50	10	$25
CCL 140419P00030000	Expiration: April 2014, Exercise Price: $30.00	12	150
CCL 150117P00024500	Expiration: January 2015, Exercise Price: $24.50	33	1,320
	Marriott International Inc. — Class A
MAR 140419P00035000	Expiration: April 2014, Exercise Price: $35.00	2	15
MAR 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	2	230
MAR 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	35	5,862
MAR 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	1	194
			7,796
	Administrative and Support Services
	Accenture plc — Class A
ACN 140517P00055000	Expiration: May 2014, Exercise Price: $55.00	4	60
ACN 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	10	450
ACN 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	370
	Expedia, Inc.
EXPE 140118P00044480	Expiration: January 2014, Exercise Price: $44.48	10	25
EXPE 150117P00034480	Expiration: January 2015, Exercise Price: $34.48	25	1,813
EXPE 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	3	975
EXPE 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	1	625
			4,318
	Ambulatory Health Care Services
	DaVita HealthCare Partners Inc.
DVA 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	1	355
	Apparel Manufacturing
	L Brands, Inc.
LB 140222P00040000	Expiration: February 2014, Exercise Price: $40.00	10	75
LB 150117P00032000	Expiration: January 2015, Exercise Price: $32.00	11	358
LB 150117P00044000	Expiration: January 2015, Exercise Price: $44.00	9	1,215
LB 150117P00047000	Expiration: January 2015, Exercise Price: $47.00	5	925
			2,573
	Asset Management
	BlackRock, Inc.
BLK 160115P00210000	Expiration: January 2016, Exercise Price: $210.00	8	11,520

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Asset Management — (Continued)
	The Blackstone Group LP
BX 140621P00020000	Expiration: June 2014, Exercise Price: $20.00	10	$210
BX 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	30	345
BX 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	40	1,520
	Franklin Resources, Inc.
BEN 140419P00035000	Expiration: April 2014, Exercise Price: $35.00	22	165
BEN 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	1	98
BEN 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	18	4,275
	KKR & Co. LP
KKR 150117P00013000	Expiration: January 2015, Exercise Price: $13.00	50	1,625
			19,758
	Beverage and Tobacco Product Manufacturing
	Anheuser-Busch InBev NV — ADR
BUD 140322P00080000	Expiration: March 2014, Exercise Price: $80.00	11	138
BUD 140322P00085000	Expiration: March 2014, Exercise Price: $85.00	8	160
	The Coca-Cola Company
KO 140222P00034000	Expiration: February 2014, Exercise Price: $34.00	5	20
KO 140517P00032000	Expiration: May 2014, Exercise Price: $32.00	6	51
KO 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	18	702
KO 150117P00032500	Expiration: January 2015, Exercise Price: $32.50	5	310
KO 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	8	824
KO 160115P00033000	Expiration: January 2016, Exercise Price: $33.00	7	1,239
	Constellation Brands, Inc. — Class A
STZ 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	10	75
STZ 140419P00042500	Expiration: April 2014, Exercise Price: $42.50	5	50
STZ 140419P00045000	Expiration: April 2014, Exercise Price: $45.00	5	50
STZ 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	8	420
STZ 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	9	1,642
STZ 160115P00052500	Expiration: January 2016, Exercise Price: $52.50	3	1,020
	Lorillard, Inc.
LO 140621P00040000	Expiration: June 2014, Exercise Price: $40.00	2	117
LO 150117P00036670	Expiration: January 2015, Exercise Price: $36.67	28	2,982
	Molson Coors Brewing Company — Class B
TAP 140419P00040000	Expiration: April 2014, Exercise Price: $40.00	13	98
TAP 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	23	977
TAP 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	6	1,365

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Beverage and Tobacco Product Manufacturing — (Continued)
	Philip Morris International, Inc.
PM 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	5	$13
PM 150117P00075000	Expiration: January 2015, Exercise Price: $75.00	5	1,187
			13,440
	Broadcasting (except Internet)
	CBS Corporation — Class B
CBS 140621P00045000	Expiration: June 2014, Exercise Price: $45.00	20	900
CBS 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	12	930
CBS 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	4	380
	Comcast Corporation — Class A
CMCSA 140419P00031000	Expiration: April 2014, Exercise Price: $31.00	5	30
CMCSA 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	29	653
CMCSA 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	6	996
	Twenty-First Century Fox, Inc. — Class A
FOXA 140419P00024000	Expiration: April 2014, Exercise Price: $24.00	8	40
FOXA1 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	30	675
FOXA 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	28	1,820
FOXA 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	3	465
	The Walt Disney Company
DIS 140419P00052500	Expiration: April 2014, Exercise Price: $52.50	7	74
DIS 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	8	1,692
DIS 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	2	625
			9,280
	Building Equipment Contractors
	Honeywell International Inc.
HON 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	1	135
HON 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	5	1,750
			1,885
	Building Material and Garden Equipment and Supplies Dealers
	Fastenal Company
FAST 140118P00033000	Expiration: January 2014, Exercise Price: $33.00	5	12
FAST 140118P00039500	Expiration: January 2014, Exercise Price: $39.50	8	60
FAST 150117P00032500	Expiration: January 2015, Exercise Price: $32.50	17	1,785
FAST 150117P00034500	Expiration: January 2015, Exercise Price: $34.50	13	1,755
FAST 150117P00037500	Expiration: January 2015, Exercise Price: $37.50	7	1,365

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Building Material and Garden Equipment and Supplies Dealers — (Continued)
	The Home Depot, Inc.
HD 140517P00055000	Expiration: May 2014, Exercise Price: $55.00	1	$13
HD 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	20	1,150
HD 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	1	132
	Lowe’s Companies, Inc.
LOW 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	450
LOW 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	5	142
LOW 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	5	273
LOW 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	10	1,030
LOW 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	8	1,980
	The Sherwin-Williams Company
SHW 140118P00125000	Expiration: January 2014, Exercise Price: $125.00	5	13
SHW 140118P00150000	Expiration: January 2014, Exercise Price: $150.00	2	15
SHW 140621P00140000	Expiration: June 2014, Exercise Price: $140.00	1	187
SHW 150117P00135000	Expiration: January 2015, Exercise Price: $135.00	4	1,980
SHW 150117P00150000	Expiration: January 2015, Exercise Price: $150.00	2	1,620
			13,962
	Chemical Manufacturing
	Celgene Corporation
CELG 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	10	680
CELG 150117P00100000	Expiration: January 2015, Exercise Price: $100.00	4	1,460
CELG 150117P00110000	Expiration: January 2015, Exercise Price: $110.00	2	1,035
CELG 150117P00115000	Expiration: January 2015, Exercise Price: $115.00	4	2,420
CELG 160115P00110000	Expiration: January 2016, Exercise Price: $110.00	1	1,118
	The Dow Chemical Company
DOW 140322P00028000	Expiration: March 2014, Exercise Price: $28.00	19	143
DOW 140621P00030000	Expiration: June 2014, Exercise Price: $30.00	3	69
DOW 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	29	783
DOW 150117P00027000	Expiration: January 2015, Exercise Price: $27.00	12	720
DOW 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	1	84
DOW 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	8	1,224
	E.I. du Pont de Nemours and Company
DD 140419P00042500	Expiration: April 2014, Exercise Price: $42.50	1	6
DD 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	10	220
DD 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	10	705
DD 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	18	3,438

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Chemical Manufacturing — (Continued)
	Eastman Chemical Company
EMN 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	10	$700
EMN 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	3	480
EMN 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	10	1,900
EMN 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	380
	Forest Laboratories, Inc.
FRX 150117P00033000	Expiration: January 2015, Exercise Price: $33.00	12	300
FRX 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	18	2,295
	Monsanto Company
MON 150117P00075000	Expiration: January 2015, Exercise Price: $75.00	10	1,215
MON 150117P00082500	Expiration: January 2015, Exercise Price: $82.50	5	938
MON 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	2	630
MON 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	1	397
	The Mosaic Company
MOS 140621P00035000	Expiration: June 2014, Exercise Price: $35.00	2	72
MOS 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	3	133
MOS 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	34	4,114
MOS 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	1	258
	Teva Pharmaceutical Industries Ltd. — ADR
TEVA 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	15	3,338
	Westlake Chemical Corporation
WLK 140419P00075000	Expiration: April 2014, Exercise Price: $75.00	5	150
WLK 140419P00080000	Expiration: April 2014, Exercise Price: $80.00	2	65
			31,470
	Clothing and Clothing Accessories Stores
	The Gap, Inc.
GPS 140322P00030000	Expiration: March 2014, Exercise Price: $30.00	5	63
GPS 140322P00034000	Expiration: March 2014, Exercise Price: $34.00	9	423
GPS 140621P00028000	Expiration: June 2014, Exercise Price: $28.00	3	75
GPS 140621P00029000	Expiration: June 2014, Exercise Price: $29.00	9	297
GPS 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	3	631
	Nordstrom, Inc.
JWN 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	16	1,768
JWN 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	1	282

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Clothing and Clothing Accessories Stores — (Continued)
	Tiffany & Co.
TIF 140222P00060000	Expiration: February 2014, Exercise Price: $60.00	5	$20
TIF 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	1	120
TIF 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	11	2,486
TIF 160115P00067500	Expiration: January 2016, Exercise Price: $67.50	1	490
			6,655
	Computer and Electronic Product Manufacturing
	Agilent Technologies, Inc.
A 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	20	470
A 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	19	1,206
A 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	5	593
A 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	1	179
A 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	6	1,710
	Altera Corporation
ALTR 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	1,400
	Apple, Inc.
AAPL 140419P00365000	Expiration: April 2014, Exercise Price: $365.00	1	39
AAPL7 140419P00400000	Expiration: April 2014, Exercise Price: $400.00e	10	77
AAPL 140719P00400000	Expiration: July 2014, Exercise Price: $400.00	1	320
AAPL 150117P00350000	Expiration: January 2015, Exercise Price: $350.00	1	440
AAPL 160115P00410000	Expiration: January 2016, Exercise Price: $410.00	1	2,985
	Broadcom Corporation — Class A
BRCM 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	20	10
BRCM 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	2,270
	Cisco Systems, Inc.
CSCO 140419P00018000	Expiration: April 2014, Exercise Price: $18.00	8	84
CSCO 140419P00019000	Expiration: April 2014, Exercise Price: $19.00	10	185
CSCO 140719P00018000	Expiration: July 2014, Exercise Price: $18.00	29	812
CSCO 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	20	520
CSCO 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	4	202
CSCO 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	10	660
	EMC Corporation
EMC 140419P00022000	Expiration: April 2014, Exercise Price: $22.00	6	183
EMC 150117P00018000	Expiration: January 2015, Exercise Price: $18.00	27	1,094
	Hologic, Inc.
HOLX 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	11	1,210

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Computer and Electronic Product Manufacturing — (Continued)
	International Business Machines Corporation
IBM 140621P00150000	Expiration: June 2014, Exercise Price: $150.00	2	$225
IBM 140621P00155000	Expiration: June 2014, Exercise Price: $155.00	1	154
IBM 150117P00160000	Expiration: January 2015, Exercise Price: $160.00	5	2,925
IBM 160115P00130000	Expiration: January 2016, Exercise Price: $130.00	1	502
IBM 160115P00140000	Expiration: January 2016, Exercise Price: $140.00	2	1,345
	QUALCOMM Inc.
QCOM 140419P00055000	Expiration: April 2014, Exercise Price: $55.00	7	56
QCOM 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	10	385
QCOM 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	2	138
QCOM 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	1	120
QCOM 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	15	3,233
	Sony Corporation
SNE 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	20	50
SNE 140419P00015000	Expiration: April 2014, Exercise Price: $15.00	32	1,280
SNE 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	14	700
SNE 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	26	3,380
	St. Jude Medical, Inc.
STJ 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	20	250
STJ 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	10	300
STJ 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	2	170
STJ 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	20	4,400
	Texas Instruments Inc.
TXN 140419P00029000	Expiration: April 2014, Exercise Price: $29.00	18	90
TXN 150117P00027000	Expiration: January 2015, Exercise Price: $27.00	5	175
TXN 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	9	504
TXN 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	2	298
	Thermo Fisher Scientific, Inc.
TMO 140621P00075000	Expiration: June 2014, Exercise Price: $75.00	8	360
TMO 150117P00075000	Expiration: January 2015, Exercise Price: $75.00	1	155
TMO 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	4	1,840
			39,684

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Construction of Buildings
	Lennar Corporation — Class A
LEN 140118P00027000	Expiration: January 2014, Exercise Price: $27.00	20	$20
LEN 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	5	10
LEN 140517P00024000	Expiration: May 2014, Exercise Price: $24.00	3	36
LEN 140517P00025000	Expiration: May 2014, Exercise Price: $25.00	4	58
LEN 140517P00027000	Expiration: May 2014, Exercise Price: $27.00	3	72
LEN 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	8	416
LEN 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	20	2,660
LEN 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	15	2,768
			6,040
	Consumer Staples
	The Procter & Gamble Company
PG 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	10	60
PG 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	8	1,240
			1,300
	Couriers and Messengers
	FedEx Corp.
FDX 140419P00080000	Expiration: April 2014, Exercise Price: $80.00	1	4
FDX 140419P00085000	Expiration: April 2014, Exercise Price: $85.00	1	6
FDX 150117P00082500	Expiration: January 2015, Exercise Price: $82.50	7	560
FDX 150117P00100000	Expiration: January 2015, Exercise Price: $100.00	2	396
FDX 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	5	1,625
FDX 160115P00095000	Expiration: January 2016, Exercise Price: $95.00	4	1,670
			4,261
	Credit Intermediation and Related Activities
	American Express Company
AXP 140419P00060000	Expiration: April 2014, Exercise Price: $60.00	2	19
AXP 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	3	118
AXP 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	17	986
AXP 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	1	128
AXP 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	239
	Bank of America Corporation
BAC 140517P00012000	Expiration: May 2014, Exercise Price: $12.00	13	110
BAC 150117P00010000	Expiration: January 2015, Exercise Price: $10.00	30	585
BAC 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	8	356
BAC 160115P00010000	Expiration: January 2016, Exercise Price: $10.00	32	1,680
BAC 160115P00012000	Expiration: January 2016, Exercise Price: $12.00	8	828

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Credit Intermediation and Related Activities — (Continued)
	The Bank of New York Mellon Corporation
BK 150117P00018000	Expiration: January 2015, Exercise Price: $18.00	25	$500
BK 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	10	280
BK 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	16	2,440
	Capital One Financial Corporation
COF 140322P00050000	Expiration: March 2014, Exercise Price: $50.00	10	35
COF 140621P00055000	Expiration: June 2014, Exercise Price: $55.00	1	33
COF 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	360
	Citigroup Inc.
C 140322P00037000	Expiration: March 2014, Exercise Price: $37.00	15	90
C 140621P00035000	Expiration: June 2014, Exercise Price: $35.00	2	36
C 140621P00037000	Expiration: June 2014, Exercise Price: $37.00	2	45
C 140621P00040000	Expiration: June 2014, Exercise Price: $40.00	10	400
C 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	2	192
	Ocwen Financial Corporation
OCN 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	14	7,141
	U.S. Bancorp
USB 140118P00027000	Expiration: January 2014, Exercise Price: $27.00	40	40
USB 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	4	512
	Wells Fargo & Company
WFC 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	19	1,644
			18,797
	Data Processor
	MasterCard, Inc. — Class A
MA 150117P00390000	Expiration: January 2015, Exercise Price: $390.00	1	244
MA 150117P00400000	Expiration: January 2015, Exercise Price: $400.00	2	548
MA 160115P00550000	Expiration: January 2016, Exercise Price: $550.00	1	2,885
	Visa, Inc. — Class A
V 140621P00155000	Expiration: June 2014, Exercise Price: $155.00	1	84
V 150117P00135000	Expiration: January 2015, Exercise Price: $135.00	5	865
V 150117P00140000	Expiration: January 2015, Exercise Price: $140.00	2	411
V 150117P00145000	Expiration: January 2015, Exercise Price: $145.00	4	978
			6,015
	Diversified Financial Services
	JPMorgan Chase & Co.
JPM 140322P00045000	Expiration: March 2014, Exercise Price: $45.00	5	55
JPM 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	11	308
			363

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	E-Commerce
	Amazon.com, Inc.
AMZN 140419P00215000	Expiration: April 2014, Exercise Price: $215.00	1	$45
AMZN 150117P00255000	Expiration: January 2015, Exercise Price: $255.00	1	733
AMZN 150117P00270000	Expiration: January 2015, Exercise Price: $270.00	4	3,720
	eBay, Inc.
EBAY 140419P00040000	Expiration: April 2014, Exercise Price: $40.00	6	93
EBAY 140419P00045000	Expiration: April 2014, Exercise Price: $45.00	2	97
EBAY 150117P00033000	Expiration: January 2015, Exercise Price: $33.00	15	623
EBAY 150117P00038000	Expiration: January 2015, Exercise Price: $38.00	6	534
EBAY 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	7	822
EBAY 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	1	188
	IAC/InterActiveCorp
IACI 140419P00035000	Expiration: April 2014, Exercise Price: $35.00	5	63
IACI 140419P00040000	Expiration: April 2014, Exercise Price: $40.00	19	237
IACI 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	10	275
IACI 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	11	825
	Liberty Interactive Corporation — Class A
LINTA 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	5	37
LINTA 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	5	150
LINTA 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	20	1,100
			9,542
	Electrical Equipment, Appliance, and Component Manufacturing
	Corning Inc.
GLW 150117P00008000	Expiration: January 2015, Exercise Price: $8.00	60	540
GLW 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	30	1,110
	Emerson Electric Co.
EMR 140322P00050000	Expiration: March 2014, Exercise Price: $50.00	7	70
EMR 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	10	675
	Whirlpool Corporation
WHR 140322P00095000	Expiration: March 2014, Exercise Price: $95.00	6	78
WHR 150117P00070000	Expiration: January 2015, Exercise Price: $70.00	5	487
			2,960
	Fabricated Metal Product Manufacturing
	Danaher Corporation
DHR 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	12	720
DHR 150117P00052500	Expiration: January 2015, Exercise Price: $52.50	8	600
DHR 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	3	720
			2,040

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Food and Beverage Stores
	The Kroger Co.
KR 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	12	$960
KR 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	9	1,733
			2,693
	Food Manufacturing
	Archer-Daniels-Midland Company
ADM 140322P00028000	Expiration: March 2014, Exercise Price: $28.00	10	60
ADM 140621P00032000	Expiration: June 2014, Exercise Price: $32.00	3	120
ADM 150117P00027000	Expiration: January 2015, Exercise Price: $27.00	23	1,196
ADM 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	28	2,422
ADM 150117P00032000	Expiration: January 2015, Exercise Price: $32.00	1	119
	Bunge Limited
BG 140419P00065000	Expiration: April 2014, Exercise Price: $65.00	1	30
BG 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	2	280
BG 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	1	207
BG 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	10	4,550
	Mead Johnson Nutrition Company
MJN 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	4	360
MJN 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	10	1,335
			10,679
	Food Services and Drinking Places
	Starbucks Corporation
SBUX 140419P00055000	Expiration: April 2014, Exercise Price: $55.00	1	12
SBUX 140419P00060000	Expiration: April 2014, Exercise Price: $60.00	4	100
SBUX 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	5	382
SBUX 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	10	1,260
SBUX 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	2	402
SBUX 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	3	967
SBUX 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	453
	Yum! Brands, Inc.
YUM 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	7	406
YUM 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	10	735
YUM 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	1	149
YUM 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	4	952
YUM 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	2	700
			6,518

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Funds, Trusts, and Other Financial Vehicles
	CBRE Group, Inc. — Class A
CBG 140118P00017000	Expiration: January 2014, Exercise Price: $17.00	30	$75
CBG 140322P00017000	Expiration: March 2014, Exercise Price: $17.00	14	105
CBG 140322P00018000	Expiration: March 2014, Exercise Price: $18.00	8	60
CBG 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	45	2,138
	Market Vectors Gold Miners ETF
GDX 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	20	520
GDX 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	8	660
GDX 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	30	8,310
GDX 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	21	3,633
			15,501
	Gaming
	Las Vegas Sands Corp.
LVS 140322P00045000	Expiration: March 2014, Exercise Price: $45.00	3	9
LVS 150117P00047250	Expiration: January 2015, Exercise Price: $47.25	1	93
LVS 150117P00052250	Expiration: January 2015, Exercise Price: $52.25	9	1,327
LVS 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	5	2,275
	Wynn Resorts Limited
WYNN 140621P00122000	Expiration: June 2014, Exercise Price: $122.00	1	44
WYNN 140621P00132000	Expiration: June 2014, Exercise Price: $132.00	2	150
WYNN 150117P00122000	Expiration: January 2015, Exercise Price: $122.00	6	1,368
WYNN 160115P00120000	Expiration: January 2016, Exercise Price: $120.00	1	615
			5,881
	General Merchandise Stores
	Costco Wholesale Corporation
COST 150117P00083000	Expiration: January 2015, Exercise Price: $83.00	1	107
COST 150117P00088000	Expiration: January 2015, Exercise Price: $88.00	6	867
COST 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	3	1,050
COST 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	6	2,655
COST 160115P00095000	Expiration: January 2016, Exercise Price: $95.00	1	557
	Family Dollar Stores, Inc.
FDO 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	5	25
FDO 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	11	742
	Macy’s, Inc.
M 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	30	3,480
M 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	2	533
M 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	2	634

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	General Merchandise Stores — (Continued)
	Sears Holdings Corporation
SHLD 140621P00030420	Expiration: June 2014, Exercise Price: $30.42	3	$558
SHLD 140621P00033000	Expiration: June 2014, Exercise Price: $33.00	11	2,590
SHLD 140621P00038000	Expiration: June 2014, Exercise Price: $38.00	4	1,480
SHLD 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	8	2,920
	Wal-Mart Stores, Inc.
WMT 150117P00062500	Expiration: January 2015, Exercise Price: $62.50	5	518
WMT 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	4	540
			19,256
	Health and Personal Care Stores
	CVS Caremark Corporation
CVS 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	21	998
CVS 150117P00047000	Expiration: January 2015, Exercise Price: $47.00	5	290
	Walgreen Company
WAG 140419P00041000	Expiration: April 2014, Exercise Price: $41.00	1	9
WAG 150117P00033000	Expiration: January 2015, Exercise Price: $33.00	5	195
WAG 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	5	232
WAG 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	8	904
WAG 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	8	1,672
WAG 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	20	6,500
			10,800
	Heavy and Civil Engineering Construction
	Chicago Bridge & Iron Company N.V.
CBI 140419P00050000	Expiration: April 2014, Exercise Price: $50.00	13	98
CBI 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	13	715
CBI 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	2	285
CBI 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	1	175
CBI 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	480
			1,753
	Holding Company
	Icahn Enterprises LP
IEP 140322P00060000	Expiration: March 2014, Exercise Price: $60.00	17	213
IEP 140621P00080000	Expiration: June 2014, Exercise Price: $80.00	3	765

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Holding Company — (Continued)
	Leucadia National Corporation
LUK2 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	20	$100
LUK 140322P00022500	Expiration: March 2014, Exercise Price: $22.50	5	38
LUK2 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	33	742
LUK2 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	42	4,305
			6,163
	Insurance Carriers and Related Activities
	Aflac, Inc.
AFL 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	368
AFL 150117P00038000	Expiration: January 2015, Exercise Price: $38.00	10	320
AFL 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	2	227
AFL 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	2	575
	American International Group, Inc.
AIG 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	28	2,506
AIG 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	6	1,347
AIG 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	2	586
	MetLife, Inc.
MET 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	10	15
MET 140621P00036000	Expiration: June 2014, Exercise Price: $36.00	2	52
MET 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	10	740
MET 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	2	194
MET 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	13	3,601
	Prudential Financial, Inc.
PRU 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	1	490
	UnitedHealth Group Inc.
UNH 140322P00055000	Expiration: March 2014, Exercise Price: $55.00	14	161
UNH 140621P00055000	Expiration: June 2014, Exercise Price: $55.00	1	41
UNH 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	397
UNH 150117P00052500	Expiration: January 2015, Exercise Price: $52.50	7	861
	WellPoint, Inc.
WLP 140322P00065000	Expiration: March 2014, Exercise Price: $65.00	9	176
WLP 140621P00065000	Expiration: June 2014, Exercise Price: $65.00	1	64
WLP 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	15	720
WLP 150117P00062500	Expiration: January 2015, Exercise Price: $62.50	5	752
			14,193

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Leather and Allied Product Manufacturing
	Coach, Inc.
COH 140222P00045000	Expiration: February 2014, Exercise Price: $45.00	5	$88
COH 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	9	1,147
COH 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	14	3,990
	NIKE, Inc. — Class B
NKE 140419P00055000	Expiration: April 2014, Exercise Price: $55.00	10	125
NKE 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	2	141
NKE 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	3	1,042
NKE 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	475
			7,008
	Machinery Manufacturing
	Cameron International Corporation
CAM 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	15	1,838
	Caterpillar Inc.
CAT 140222P00065000	Expiration: February 2014, Exercise Price: $65.00	8	44
CAT 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	10	640
CAT 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	2	189
CAT 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	3	435
CAT 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	271
CAT 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	8	2,980
	Cummins Inc.
CMI 140322P00090000	Expiration: March 2014, Exercise Price: $90.00	8	80
CMI 140621P00100000	Expiration: June 2014, Exercise Price: $100.00	1	70
CMI 150117P00075000	Expiration: January 2015, Exercise Price: $75.00	8	660
CMI 150117P00097500	Expiration: January 2015, Exercise Price: $97.50	2	530
CMI 160115P00095000	Expiration: January 2016, Exercise Price: $95.00	1	620
	Deere & Company
DE 140621P00065000	Expiration: June 2014, Exercise Price: $65.00	1	22
DE 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	10	470
DE 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	2	144
DE 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	1	111
DE 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	4	860
	Eaton Corporation plc
ETN 150117P00038000	Expiration: January 2015, Exercise Price: $38.00	20	950
ETN 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	8	2,220

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Machinery Manufacturing — (Continued)
	General Electric Company
GE 150117P00018000	Expiration: January 2015, Exercise Price: $18.00	50	$1,125
GE 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	5	515
	Ingersoll-Rand plc
IR1 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	4	190
	National Oilwell Varco, Inc.
NOV 140222P00050000	Expiration: February 2014, Exercise Price: $50.00	10	50
NOV 140222P00055000	Expiration: February 2014, Exercise Price: $55.00	6	51
NOV 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	5	285
NOV 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	5	357
NOV 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	4	572
NOV 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	428
			16,707
	Management of Companies and Enterprises
	The Goldman Sachs Group, Inc.
GS 140419P00110000	Expiration: April 2014, Exercise Price: $110.00	1	13
GS 140419P00115000	Expiration: April 2014, Exercise Price: $115.00	2	35
GS 150117P00085000	Expiration: January 2015, Exercise Price: $85.00	5	355
GS 150117P00115000	Expiration: January 2015, Exercise Price: $115.00	2	423
GS 150117P00120000	Expiration: January 2015, Exercise Price: $120.00	2	488
GS 150117P00125000	Expiration: January 2015, Exercise Price: $125.00	1	290
			1,604
	Media
	Time Warner Inc.
TWX 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	15	22
TWX 140419P00045000	Expiration: April 2014, Exercise Price: $45.00	14	112
	Viacom Inc. — Class B
VIAB 140322P00060000	Expiration: March 2014, Exercise Price: $60.00	5	50
VIAB 150117P00038000	Expiration: January 2015, Exercise Price: $38.00	15	337
VIAB 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	3	420
VIAB 150117P00062500	Expiration: January 2015, Exercise Price: $62.50	1	170
			1,111
	Merchant Wholesalers, Nondurable Goods
	Cardinal Health, Inc.
CAH 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	18	765
CAH 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	5	400
CAH 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	2	650

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Merchant Wholesalers, Nondurable Goods — (Continued)
	Express Scripts Holding Company
ESRX 140517P00045000	Expiration: May 2014, Exercise Price: $45.00	1	$10
ESRX 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	12	534
ESRX 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	10	970
ESRX 160115P00047500	Expiration: January 2016, Exercise Price: $47.50	2	512
ESRX 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	2	604
	McKesson Corp.
MCK 140222P00090000	Expiration: February 2014, Exercise Price: $90.00	2	10
MCK 140517P00100000	Expiration: May 2014, Exercise Price: $100.00	3	82
MCK 150117P00085000	Expiration: January 2015, Exercise Price: $85.00	5	413
MCK 150117P00100000	Expiration: January 2015, Exercise Price: $100.00	1	165
MCK 150117P00125000	Expiration: January 2015, Exercise Price: $125.00	1	485
MCK 160115P00120000	Expiration: January 2016, Exercise Price: $120.00	5	4,425
	Ralph Lauren Corporation
RL 140118P00140000	Expiration: January 2014, Exercise Price: $140.00	5	50
RL 150117P00105000	Expiration: January 2015, Exercise Price: $105.00	5	675
RL 160115P00125000	Expiration: January 2016, Exercise Price: $125.00	1	795
RL 160115P00130000	Expiration: January 2016, Exercise Price: $130.00	1	880
			12,425
	Mining (except Oil and Gas)
	BHP Billiton Limited - ADR
BHP 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	10	30
BHP 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	10	1,345
BHP 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	1	262
	Freeport-McMoRan Copper & Gold Inc.
FCX 140222P00023000	Expiration: February 2014, Exercise Price: $23.00	19	76
FCX 150117P00019000	Expiration: January 2015, Exercise Price: $19.00	10	220
FCX 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	15	600
FCX 150117P00024000	Expiration: January 2015, Exercise Price: $24.00	14	826
FCX 150117P00027000	Expiration: January 2015, Exercise Price: $27.00	2	200
FCX 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	17	2,966
	Rio Tinto plc - ADR
RIO 150117P00037500	Expiration: January 2015, Exercise Price: $37.50	15	1,800
			8,325
	Miscellaneous Manufacturing
	3M Co.
MMM 150117P00105000	Expiration: January 2015, Exercise Price: $105.00	1	191
MMM 160115P00095000	Expiration: January 2016, Exercise Price: $95.00	3	975
MMM 160115P00110000	Expiration: January 2016, Exercise Price: $110.00	1	602

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Miscellaneous Manufacturing — (Continued)
	Baxter International Inc.
BAX 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	20	$30
BAX 150117P00052500	Expiration: January 2015, Exercise Price: $52.50	5	548
	Hasbro, Inc.
HAS 140419P00035000	Expiration: April 2014, Exercise Price: $35.00	22	165
HAS 160115P00037500	Expiration: January 2016, Exercise Price: $37.50	2	440
	International Game Technology
IGT 140419P00014000	Expiration: April 2014, Exercise Price: $14.00	15	337
IGT 150117P00010000	Expiration: January 2015, Exercise Price: $10.00	45	1,350
IGT 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	57	3,420
	Stryker Corporation
SYK 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	12	1,380
SYK 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	258
			9,696
	Motion Picture and Sound Recording Industries
	DreamWorks Animation SKG, Inc. — Class A
DWA 140322P00017500	Expiration: March 2014, Exercise Price: $17.50	50	375
DWA 140322P00020000	Expiration: March 2014, Exercise Price: $20.00	38	285
			660
	Motor Vehicle and Parts Dealers
	AutoNation, Inc.
AN 140419P00036000	Expiration: April 2014, Exercise Price: $36.00	2	30
AN 140419P00040000	Expiration: April 2014, Exercise Price: $40.00	8	280
AN 140419P00041000	Expiration: April 2014, Exercise Price: $41.00	14	630
	CarMax, Inc.
KMX 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	10	1,350
KMX 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	27	7,628
			9,918
	Non-Store Retailers
	Sotheby’s
BID 140419P00035000	Expiration: April 2014, Exercise Price: $35.00	19	475
BID 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	10	2,350
			2,825
	Oil and Gas Extraction
	Anadarko Petroleum Corporation
APC 150117P00067500	Expiration: January 2015, Exercise Price: $67.50	9	3,870
APC 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	326

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Oil and Gas Extraction — (Continued)
	Apache Corporation
APA 140419P00067500	Expiration: April 2014, Exercise Price: $67.50	6	$219
APA 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	10	850
	Canadian Natural Resources Ltd.
CNQ 150117P00018000	Expiration: January 2015, Exercise Price: $18.00	25	500
CNQ 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	15	450
CNQ 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	10	575
	Chesapeake Energy Corporation
CHK 150117P00018000	Expiration: January 2015, Exercise Price: $18.00	30	1,770
CHK 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	52	9,594
	Continental Resources, Inc.
CLR 150117P00075000	Expiration: January 2015, Exercise Price: $75.00	12	3,900
CLR 150117P00080000	Expiration: January 2015, Exercise Price: $80.00	7	3,045
	Encana Corporation
ECA 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	15	38
ECA 150117P00013000	Expiration: January 2015, Exercise Price: $13.00	25	875
ECA 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	15	1,125
	EOG Resources, Inc.
EOG 140419P00120000	Expiration: April 2014, Exercise Price: $120.00	2	86
EOG 160115P00135000	Expiration: January 2016, Exercise Price: $135.00	5	7,000
	Marathon Oil Corporation
MRO 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	25	650
	Occidental Petroleum Corporation
OXY 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	5	295
OXY 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	3	1,432
	Talisman Energy Inc.
TLM 160115P00008000	Expiration: January 2016, Exercise Price: $8.00	58	3,915
			40,515
	Other Exchanges
	CBOE Holdings Inc.
CBOE 150117P00038750	Expiration: January 2015, Exercise Price: $38.75	30	3,825
CBOE 160115P00034500	Expiration: January 2016, Exercise Price: $34.50	4	710
			4,535
	Other Information Services
	Google Inc. — Class A
GOOG 150117P00660000	Expiration: January 2015, Exercise Price: $660.00	1	425
GOOG 160115P00830000	Expiration: January 2016, Exercise Price: $830.00	1	4,155
			4,580

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Paper Manufacturing
	Kimberly-Clark Corporation
KMB 150117P00082500	Expiration: January 2015, Exercise Price: $82.50	8	$1,560
	Performing Arts, Spectator Sports, and Related Industries
	Live Nation Entertainment, Inc.
LYV 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	79	3,358
LYV 160115P00013000	Expiration: January 2016, Exercise Price: $13.00	33	3,382
			6,740
	Petroleum and Coal Products Manufacturing
	ConocoPhillips
COP 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	10	385
COP 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	11	545
	Hess Corporation
HES 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	1	141
HES 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	2	347
HES 160115P00055000	Expiration: January 2016, Exercise Price: $55.00	1	305
HES 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	3	1,245
	Phillips 66
PSX 140517P00042500	Expiration: May 2014, Exercise Price: $42.50	1	10
PSX 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	15	413
PSX 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	15	937
PSX 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	6	1,365
	Valero Energy Corporation
VLO 140621P00030000	Expiration: June 2014, Exercise Price: $30.00	3	54
VLO 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	2	640
			6,387
	Pharmaceutical and Biotechnology
	AbbVie Inc.
ABBV 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	12	930
ABBV 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	20	4,200
	Allergan, Inc.
AGN 140419P00070000	Expiration: April 2014, Exercise Price: $70.00	2	20
AGN 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	7	543
AGN 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	5	1,325
	Amgen Inc.
AMGN 140419P00080000	Expiration: April 2014, Exercise Price: $80.00	5	147
AMGN 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	10	770
AMGN 150117P00080000	Expiration: January 2015, Exercise Price: $80.00	1	231
AMGN 150117P00082500	Expiration: January 2015, Exercise Price: $82.50	2	533

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Pharmaceutical and Biotechnology — (Continued)
	Bristol-Myers Squibb Company
BMY 140322P00031000	Expiration: March 2014, Exercise Price: $31.00	5	$28
BMY 140322P00035000	Expiration: March 2014, Exercise Price: $35.00	10	90
BMY 140621P00040000	Expiration: June 2014, Exercise Price: $40.00	2	93
BMY 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	10	460
BMY 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	12	1,272
BMY 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	1	193
BMY 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	1	330
	Eli Lilly & Company
LLY 140419P00045000	Expiration: April 2014, Exercise Price: $45.00	9	373
LLY 150117P00043000	Expiration: January 2015, Exercise Price: $43.00	10	1,715
	Gilead Sciences, Inc.
GILD 140517P00040000	Expiration: May 2014, Exercise Price: $40.00	2	31
GILD 150117P00022500	Expiration: January 2015, Exercise Price: $22.50	20	520
GILD 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	4	1,010
GILD 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	4	1,990
	Merck & Co., Inc.
MRK 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	15	45
MRK 140419P00040000	Expiration: April 2014, Exercise Price: $40.00	16	224
MRK 150117P00038000	Expiration: January 2015, Exercise Price: $38.00	6	489
MRK 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	7	1,253
	Pfizer, Inc.
PFE 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	50	2,075
PFE 160115P00023000	Expiration: January 2016, Exercise Price: $23.00	4	530
			21,420
	Pipeline Transportation
	The Williams Companies, Inc.
WMB 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	40	2,080
WMB 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	21	3,244
WMB 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	1	240
			5,564
	Primary Metal Manufacturing
	Nucor Corporation
NUE 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	45	1,305
	Precision Castparts Corp.
PCP 140621P00185000	Expiration: June 2014, Exercise Price: $185.00	3	322
PCP 140621P00200000	Expiration: June 2014, Exercise Price: $200.00	1	175
			1,802

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Professional, Scientific, and Technical Services
	Cerner Corporation
CERN 140118P00037500	Expiration: January 2014, Exercise Price: $37.50	10	$50
CERN 140621P00040000	Expiration: June 2014, Exercise Price: $40.00	2	100
CERN 140621P00045000	Expiration: June 2014, Exercise Price: $45.00	4	410
CERN 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	20	1,700
CERN 150117P00037500	Expiration: January 2015, Exercise Price: $37.50	10	1,175
CERN 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	2	310
CERN 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	2	660
	Computer Sciences Corporation
CSC 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	20	350
	Fluor Corporation
FLR 140419P00050000	Expiration: April 2014, Exercise Price: $50.00	4	50
FLR 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	9	337
FLR 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	4	210
FLR 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	5	275
FLR 150117P00052500	Expiration: January 2015, Exercise Price: $52.50	4	480
FLR 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	9	2,453
	Foster Wheeler AG
FWLT 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	20	410
FWLT 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	20	1,370
	The Interpublic Group of Companies, Inc.
IPG 150117P00008000	Expiration: January 2015, Exercise Price: $8.00	50	750
	Leidos Holdings Inc.
LDOS1 150117P00007000	Expiration: January 2015, Exercise Price: $7.00	50	625
LDOS 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	2	340
			12,055
	Publishing Industries (except Internet)
	Nuance Communications, Inc.
NUAN 150117P00010000	Expiration: January 2015, Exercise Price: $10.00	84	4,620
	Rail Transportation
	CSX Corporation
CSX 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	30	315
CSX 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	10	420
CSX 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	5	540
	Norfolk Southern Corporation
NSC 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	4	270
NSC 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	1	242
NSC 160115P00075000	Expiration: January 2016, Exercise Price: $75.00	1	580
			2,367

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Real Estate
	General Growth Properties, Inc.
GGP 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	60	$2,790
	Satellite Telecommunications
	DIRECTV
DTV 140621P00050000	Expiration: June 2014, Exercise Price: $50.00	2	78
DTV 150117P00047000	Expiration: January 2015, Exercise Price: $47.00	8	860
DTV 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	1	311
	DISH Network Corp. — Class A
DISH 140322P00034000	Expiration: March 2014, Exercise Price: $34.00	19	143
DISH 150117P00024000	Expiration: January 2015, Exercise Price: $24.00	14	245
DISH 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	17	1,572
	Time Warner Cable Inc.
TWC 140419P00090000	Expiration: April 2014, Exercise Price: $90.00	1	18
TWC 150117P00082500	Expiration: January 2015, Exercise Price: $82.50	3	202
TWC 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	1	195
			3,624
	Securities, Commodity Contracts, and Other Financial
	Investments and Related Activities
	The Charles Schwab Corporation
SCHW 140621P00018000	Expiration: June 2014, Exercise Price: $18.00	5	88
SCHW 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	41	410
SCHW 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	63	1,732
SCHW 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	4	180
	CME Group Inc.
CME 140322P00055000	Expiration: March 2014, Exercise Price: $55.00	2	25
CME 140621P00055000	Expiration: June 2014, Exercise Price: $55.00	1	38
CME 140621P00060000	Expiration: June 2014, Exercise Price: $60.00	8	580
CME 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	11	605
CME 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	7	437
CME 150117P00052500	Expiration: January 2015, Exercise Price: $52.50	1	120
CME 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	6	1,365
	IntercontinentalExchange Group, Inc.
ICE 140322P00135000	Expiration: March 2014, Exercise Price: $135.00	1	10
ICE 140322P00140000	Expiration: March 2014, Exercise Price: $140.00	2	25
ICE 140621P00155000	Expiration: June 2014, Exercise Price: $155.00	2	150
	Morgan Stanley
MS 140118P00018000	Expiration: January 2014, Exercise Price: $18.00	10	5
MS 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	4	484
MS 160115P00023000	Expiration: January 2016, Exercise Price: $23.00	3	578
			6,832

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Software Publishers
	Citrix Systems, Inc.
CTXS 140118P00047500	Expiration: January 2014, Exercise Price: $47.50	5	$13
CTXS 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	10	1,975
CTXS 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	6	1,920
	Microsoft Corporation
MSFT 140719P00029000	Expiration: July 2014, Exercise Price: $29.00	3	114
MSFT 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	10	175
MSFT 150117P00023000	Expiration: January 2015, Exercise Price: $23.00	5	160
MSFT 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	20	960
MSFT 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	4	528
MSFT 160115P00028000	Expiration: January 2016, Exercise Price: $28.00	7	1,449
	Oracle Corporation
ORCL 140118P00028000	Expiration: January 2014, Exercise Price: $28.00	10	10
ORCL 140621P00026000	Expiration: June 2014, Exercise Price: $26.00	3	34
ORCL 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	25	363
ORCL 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	13	500
ORCL 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	12	828
			9,029
	Support Activities for Mining
	Halliburton Company
HAL 140419P00035000	Expiration: April 2014, Exercise Price: $35.00	8	84
HAL 140419P00036000	Expiration: April 2014, Exercise Price: $36.00	2	25
HAL 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	5	188
HAL 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	22	6,985
	Helmerich & Payne, Inc.
HP 140322P00050000	Expiration: March 2014, Exercise Price: $50.00	4	10
HP 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	15	562
	Schlumberger Limited
SLB 150117P00067500	Expiration: January 2015, Exercise Price: $67.50	1	188
SLB 160115P00065000	Expiration: January 2016, Exercise Price: $65.00	4	1,470
SLB 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	6	2,955
	Transocean Ltd.
RIG 140517P00035000	Expiration: May 2014, Exercise Price: $35.00	2	27
RIG 150117P00033000	Expiration: January 2015, Exercise Price: $33.00	24	1,788
RIG 150117P00038000	Expiration: January 2015, Exercise Price: $38.00	1	158
RIG 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	16	3,184
RIG 160115P00038000	Expiration: January 2016, Exercise Price: $38.00	1	304
			17,928

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Support Activities for Transportation
	Expeditors International of Washington, Inc.
EXPD 140517P00032000	Expiration: May 2014, Exercise Price: $32.00	2	$30
EXPD 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	15	375
EXPD 150117P00032500	Expiration: January 2015, Exercise Price: $32.50	26	2,340
EXPD 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	1	285
			3,030
	Telecommunications
	Verizon Communications Inc.
VZ 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	8	512
VZ 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	12	2,268
			2,780
	Transportation Equipment Manufacturing
	The Boeing Company
BA 140517P00085000	Expiration: May 2014, Exercise Price: $85.00	1	31
BA 140517P00090000	Expiration: May 2014, Exercise Price: $90.00	1	41
BA 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	5	192
BA 150117P00085000	Expiration: January 2015, Exercise Price: $85.00	4	626
BA 150117P00087500	Expiration: January 2015, Exercise Price: $87.50	1	176
BA 150117P00100000	Expiration: January 2015, Exercise Price: $100.00	2	620
BA 160115P00100000	Expiration: January 2016, Exercise Price: $100.00	2	1,400
	General Dynamics Corporation
GD 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	10	300
GD 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	1	375
	Harley-Davidson, Inc.
HOG 150117P00033000	Expiration: January 2015, Exercise Price: $33.00	15	435
	Johnson Controls, Inc.
JCI 140419P00032000	Expiration: April 2014, Exercise Price: $32.00	3	23
JCI 150117P00032000	Expiration: January 2015, Exercise Price: $32.00	2	125
JCI 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	2	230
JCI 160115P00035000	Expiration: January 2016, Exercise Price: $35.00	14	2,975
	PACCAR Inc.
PCAR 140222P00044100	Expiration: February 2014, Exercise Price: $44.10	8	80
PCAR 150117P00028300	Expiration: January 2015, Exercise Price: $28.30	15	413
PCAR 150117P00040300	Expiration: January 2015, Exercise Price: $40.30	11	1,017
PCAR 150117P00043300	Expiration: January 2015, Exercise Price: $43.30	1	128

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Transportation Equipment Manufacturing — (Continued)
	Textron Inc.
TXT 140118P00017000	Expiration: January 2014, Exercise Price: $17.00	25	$38
TXT 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	15	15
TXT 140322P00021000	Expiration: March 2014, Exercise Price: $21.00	7	56
TXT 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	25	212
	United Technologies Corporation
UTX 160115P00080000	Expiration: January 2016, Exercise Price: $80.00	2	745
UTX 160115P00085000	Expiration: January 2016, Exercise Price: $85.00	1	462
			10,715
	U.S. Equity Exchanges
	The NASDAQ OMX Group, Inc.
NDAQ 140322P00023000	Expiration: March 2014, Exercise Price: $23.00	5	12
NDAQ 140621P00028000	Expiration: June 2014, Exercise Price: $28.00	3	60
			72
	TOTAL PUT OPTIONS WRITTEN
	(premiums received $1,141,683)		$535,155

* — 100 Shares Per Contract.
 e — 10 Shares Per Contract.
ADR — American Depository Receipt.
ETF — Exchange Traded Fund.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier	PUT OPTIONS WRITTEN	Contracts*	Value
	Accommodation
	Carnival Corporation
CCL 140118P00029500	Expiration: January 2014, Exercise Price: $29.50	251	$628
CCL 150117P00032500	Expiration: January 2015, Exercise Price: $32.50	16	2,480
	Marriott International Inc. — Class A
MAR 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	16	1,160
MAR 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	76	25,840
MAR 160115P00042000	Expiration: January 2016, Exercise Price: $42.00	16	6,480
	Royal Caribbean Cruises Ltd.
RCL 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	160	240
RCL 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	52	2,938
			39,766
	Administrative and Support Services
	Expedia, Inc.
EXPE 140118P00049480	Expiration: January 2014, Exercise Price: $49.48	2	5
EXPE 150117P00039480	Expiration: January 2015, Exercise Price: $39.48	9	1,102
EXPE 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	94	58,750
			59,857
	Ambulatory Health Care Services
	DaVita HealthCare Partners Inc.
DVA 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	32	11,360
	Apparel Manufacturing
	Cintas Corp.
CTAS 140118P00037500	Expiration: January 2014, Exercise Price: $37.50	15	75
	L Brands, Inc.
LB 140118P00041000	Expiration: January 2014, Exercise Price: $41.00	15	75
LB 140118P00044000	Expiration: January 2014, Exercise Price: $44.00	2	10
LB 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	41	4,510
			4,670
	Asset Management
	BlackRock, Inc.
BLK 140118P00160000	Expiration: January 2014, Exercise Price: $160.00	15	75
BLK 160115P00250000	Expiration: January 2016, Exercise Price: $250.00	13	32,370
	The Blackstone Group LP
BX 140118P00010000	Expiration: January 2014, Exercise Price: $10.00	400	200
BX 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	7	2,397

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Asset Management — (Continued)
	The Carlyle Group LP
CG 140322P00022500	Expiration: March 2014, Exercise Price: $22.50	65	$488
	Federated Investors, Inc. — Class B
FII 140419P00025000	Expiration: April 2014, Exercise Price: $25.00	50	2,750
	Franklin Resources, Inc.
BEN 140118P00034000	Expiration: January 2014, Exercise Price: $34.00	30	75
BEN 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	56	29,120
	KKR & Co. LP
KKR 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	68	4,930
	Legg Mason, Inc.
LM 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	206	515
LM 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	100	250
LM 140118P00027000	Expiration: January 2014, Exercise Price: $27.00	18	45
	Oaktree Capital Group LLC
OAK 140419P00050000	Expiration: April 2014, Exercise Price: $50.00	6	345
			73,560
	Beverage and Tobacco Product Manufacturing
	Ambev SA — ADR
ABEV1 140118P00034990	Expiration: January 2014, Exercise Price: $34.99	30	1,125
	Coca-Cola Enterprises Inc.
CCE 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	150	375
	Constellation Brands, Inc. — Class A
STZ 140118P00022500	Expiration: January 2014, Exercise Price: $22.50	156	780
STZ 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	129	968
	Molson Coors Brewing Company — Class B
TAP 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	147	367
TAP 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	50	4,125
	PepsiCo, Inc.
PEP 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	25	13
PEP 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	18	9
	Philip Morris International, Inc.
PM 140118P00082500	Expiration: January 2014, Exercise Price: $82.50	30	330
PM 140118P00087500	Expiration: January 2014, Exercise Price: $87.50	20	2,280
PM 150117P00087500	Expiration: January 2015, Exercise Price: $87.50	1	735
			11,107

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Broadcasting (except Internet)
	CBS Corporation — Class B
CBS 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	3	$233
CBS 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	39	3,705
CBS 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	10	1,225
CBS 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	8	1,320
CBS 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	92	46,000
	Comcast Corporation — Class A
CMCSA 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	70	70
CMCSA 150117P00037000	Expiration: January 2015, Exercise Price: $37.00	16	1,272
	Twenty-First Century Fox, Inc. — Class A
FOXA1 140118P00022000	Expiration: January 2014, Exercise Price: $22.00	84	210
FOXA 150117P00027000	Expiration: January 2015, Exercise Price: $27.00	14	1,330
FOXA1 150117P00027000	Expiration: January 2015, Exercise Price: $27.00	37	3,978
	The Walt Disney Company
DIS 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	25	25
DIS 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	2	1
			59,369
	Building Material and Garden Equipment and Supplies Dealers
	Fastenal Company
FAST 140118P00039500	Expiration: January 2014, Exercise Price: $39.50	70	525
FAST 150117P00037500	Expiration: January 2015, Exercise Price: $37.50	6	1,170
FAST 150117P00042500	Expiration: January 2015, Exercise Price: $42.50	7	2,380
	Lowe’s Companies, Inc.
LOW 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	25	25
LOW 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	4	4
	The Sherwin-Williams Company
SHW 150117P00160000	Expiration: January 2015, Exercise Price: $160.00	5	5,500
			9,604
	Chemical Manufacturing
	Celgene Corporation
CELG 160115P00140000	Expiration: January 2016, Exercise Price: $140.00	33	71,115
	The Clorox Company
CLX 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	22	55
CLX 140118P00065000	Expiration: January 2014, Exercise Price: $65.00	5	12
	Monsanto Company
MON 140118P00085000	Expiration: January 2014, Exercise Price: $85.00	1	3
MON 150117P00090000	Expiration: January 2015, Exercise Price: $90.00	6	1,704

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Chemical Manufacturing — (Continued)
	OPKO Health, Inc.
OPK 160115P00005000	Expiration: January 2016, Exercise Price: $5.00	24	$3,720
			76,609
	Clothing and Clothing Accessories Stores
	The Estee Lauder Companies Inc. — Class A
EL 140118P00047500	Expiration: January 2014, Exercise Price: $47.50	29	73
EL 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	15	37
	Tiffany & Co.
TIF 150117P00060000	Expiration: January 2015, Exercise Price: $60.00	4	482
TIF 150117P00062500	Expiration: January 2015, Exercise Price: $62.50	40	5,820
TIF 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	9	1,602
TIF 160115P00067500	Expiration: January 2016, Exercise Price: $67.50	14	6,860
TIF 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	30	16,725
			31,599
	Computer and Electronic Product Manufacturing
	America Movil SAB de C.V. — Series L — ADR
AMX 140118P00018000	Expiration: January 2014, Exercise Price: $18.00	180	450
AMX 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	200	500
	Apple, Inc.
AAPL 160115P00450000	Expiration: January 2016, Exercise Price: $450.00	3	13,110
AAPL 160115P00480000	Expiration: January 2016, Exercise Price: $480.00	12	68,610
AAPL 160115P00500000	Expiration: January 2016, Exercise Price: $500.00	2	13,360
	Hologic, Inc.
HOLX 160115P00018000	Expiration: January 2016, Exercise Price: $18.00	9	1,800
	Sony Corporation
SNE 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	24	3,120
SNE 150117P00017000	Expiration: January 2015, Exercise Price: $17.00	180	41,850
SNE 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	240	55,800
			198,600
	Construction of Buildings
	Lennar Corporation — Class A
LEN 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	3	6
LEN 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	132	10,494
LEN 150117P00033000	Expiration: January 2015, Exercise Price: $33.00	16	4,424
LEN 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	56	10,332
LEN 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	41	13,838
			39,094

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Consumer Staples
	The Procter & Gamble Company
PG 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	4	$2
			2
	Couriers and Messengers
	FedEx Corp.
FDX 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	6	9
FDX 140118P00075000	Expiration: January 2014, Exercise Price: $75.00	10	15
FDX 140118P00077500	Expiration: January 2014, Exercise Price: $77.50	10	15
FDX 140118P00087500	Expiration: January 2014, Exercise Price: $87.50	74	74
	United Parcel Service, Inc. — Class B
UPS 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	8	8
UPS 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	11	11
UPS 140118P00072500	Expiration: January 2014, Exercise Price: $72.50	61	61
UPS 140118P00075000	Expiration: January 2014, Exercise Price: $75.00	21	21
UPS 140118P00077500	Expiration: January 2014, Exercise Price: $77.50	11	11
			225
	Credit Intermediation and Related Activities
	Altisource Portfolio Solutions SA
ASPS 140419P00125000	Expiration: April 2014, Exercise Price: $125.00	4	1,920
ASPS 140419P00135000	Expiration: April 2014, Exercise Price: $135.00	9	5,490
ASPS 140719P00140000	Expiration: July 2014, Exercise Price: $140.00	16	18,560
	American Express Company
AXP 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	60	60
AXP 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	10	15
	Bank of America Corporation
BAC 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	54	11,961
	The Bank Of New York Mellon Corporation
BK 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	6	378
	Citigroup Inc.
C 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	50	150
	Northern Trust Corp.
NTRS 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	71	177
	Ocwen Financial Corporation
OCN 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	16	6,720
OCN 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	32	30,080
	State Street Corporation
STT 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	11	17
	Wells Fargo & Company

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Credit Intermediation and Related Activities — (Continued)
WFC 140118P00028000	Expiration: January 2014, Exercise Price: $28.00	80	$40
WFC 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	30	15
WFC 140118P00032000	Expiration: January 2014, Exercise Price: $32.00	3	3
WFC 160115P00040000	Expiration: January 2016, Exercise Price: $40.00	16	6,320
			81,906
	Defense
	CACI International, Inc. — Class A
CACI 140621P00070000	Expiration: June 2014, Exercise Price: $70.00	16	4,800
	Northrop Grumman Corporation
NOC 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	20	50
			4,850
	Diversified Financial Services
	JPMorgan Chase & Co.
JPM 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	100	50
JPM 140118P00032000	Expiration: January 2014, Exercise Price: $32.00	25	25
JPM 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	12	18
			93
	E-Commerce
	eBay, Inc.
EBAY 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	2	7
	IAC/InterActiveCorp
IACI 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	25	62
IACI 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	20	1,500
IACI 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	56	11,340
	Liberty Interactive Corporation — Class A
LINTA 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	72	540
LINTA 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	136	10,540
LINTA 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	66	9,735
			33,724
	Fabricated Metal Product Manufacturing
	Danaher Corporation
DHR 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	85	213
DHR 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	52	130
	McDermott International, Inc.
MDR 140118P00008000	Expiration: January 2014, Exercise Price: $8.00	85	212
MDR 150117P00008000	Expiration: January 2015, Exercise Price: $8.00	600	60,000
MDR 150117P00010000	Expiration: January 2015, Exercise Price: $10.00	46	9,545
			70,100

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Food Manufacturing
	Archer-Daniels-Midland Company
ADM 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	25	$25
ADM 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	225	113
	Bunge Limited
BG 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	46	115
BG 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	21	53
BG 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	40	100
BG 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	14	70
	Kellogg Company
K 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	37	92
	Mead Johnson Nutrition Company
MJN 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	58	406
MJN 140118P00065000	Expiration: January 2014, Exercise Price: $65.00	48	360
MJN 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	12	156
	Mondelez International Inc. — Class A
MDLZ1 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	30	240
MDLZ1 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	2	15
			1,745
	Food Services and Drinking Places
	Starbucks Corporation
SBUX 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	118	59
SBUX 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	2	1
SBUX 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	30	270
SBUX 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	2	90
SBUX 150117P00052500	Expiration: January 2015, Exercise Price: $52.50	5	485
SBUX 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	9	1,134
SBUX 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	24	3,828
SBUX 160115P00067500	Expiration: January 2016, Exercise Price: $67.50	24	16,980
SBUX 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	28	22,750
			45,597
	Funds, Trusts, and Other Financial Vehicles
	iShares iBoxx $ High Yield Corporate Bond ETF
HYG 150117P00091000	Expiration: January 2015, Exercise Price: $91.00	57	33,345
	iShares MSCI Japan ETF
EWJ 140118P00009000	Expiration: January 2014, Exercise Price: $9.00	605	303
	iShares Russell 2000 ETF
IWM 140118P00079000	Expiration: January 2014, Exercise Price: $79.00	1	1

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Funds, Trusts, and Other Financial Vehicles — (Continued)
	Market Vectors Gold Miners ETF
GDX 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	50	$13,850
	Market Vectors Junior Gold Miners ETF
GDXJ1 150117P00007000	Expiration: January 2015, Exercise Price: $7.00	50	5,625
	ProShares Short S&P 500 ETF
SH 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	90	42,750
	ProShares Short VIX Short-Term Futures ETF
SVXY 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	4	310
SVXY 150117P00070000	Expiration: January 2015, Exercise Price: $70.00	2	1,110
	SPDR S&P 500 ETF Trust
SPY 140118P00135000	Expiration: January 2014, Exercise Price: $135.00	20	20
SPY 140118P00138000	Expiration: January 2014, Exercise Price: $138.00	20	20
SPY 141220P00140000	Expiration: December 2014, Exercise Price: $140.00	1	201
			97,535
	Gaming
	Las Vegas Sands Corp.
LVS 140118P00027250	Expiration: January 2014, Exercise Price: $27.25	70	70
LVS 140118P00032250	Expiration: January 2014, Exercise Price: $32.25	32	32
LVS 140118P00035250	Expiration: January 2014, Exercise Price: $35.25	3	3
LVS 140118P00042250	Expiration: January 2014, Exercise Price: $42.25	52	78
LVS 150117P00044250	Expiration: January 2015, Exercise Price: $44.25	9	626
LVS 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	26	16,120
	Wynn Resorts Limited
WYNN 140118P00059500	Expiration: January 2014, Exercise Price: $59.50	46	115
WYNN 140118P00064500	Expiration: January 2014, Exercise Price: $64.50	12	30
WYNN 140118P00069500	Expiration: January 2014, Exercise Price: $69.50	8	20
WYNN 140118P00084500	Expiration: January 2014, Exercise Price: $84.50	4	10
WYNN 140118P00092000	Expiration: January 2014, Exercise Price: $92.00	8	8
WYNN 150117P00117000	Expiration: January 2015, Exercise Price: $117.00	5	892
WYNN 160115P00140000	Expiration: January 2016, Exercise Price: $140.00	18	19,485
			37,489
	Gasoline Stations
	Susser Holdings Corporation
SUSS 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	6	45
SUSS 140419P00045000	Expiration: April 2014, Exercise Price: $45.00	8	140
			185

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	General Merchandise Stores
	Family Dollar Stores, Inc.
FDO 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	138	$345
FDO 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	6	30
FDO 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	25	4,187
FDO 150117P00052500	Expiration: January 2015, Exercise Price: $52.50	9	1,980
	J.C. Penney Company, Inc.
JCP 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	6	4,065
	Sears Holdings Corporation
SHLD 140222P00030420	Expiration: February 2014, Exercise Price: $30.42	23	840
SHLD 140621P00047920	Expiration: June 2014, Exercise Price: $47.92	2	1,605
SHLD 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	6	3,210
SHLD 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	65	64,512
SHLD 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	92	117,760
SHLD 160115P00060000	Expiration: January 2016, Exercise Price: $60.00	6	14,325
			212,859
	Holding Company
	Berkshire Hathaway Inc. — Class B
BRKB 140118P00080000	Expiration: January 2014, Exercise Price: $80.00	23	12
	Icahn Enterprises LP
IEP 140322P00065000	Expiration: March 2014, Exercise Price: $65.00	58	725
IEP 140621P00090000	Expiration: June 2014, Exercise Price: $90.00	6	2,970
IEP 140621P00095000	Expiration: June 2014, Exercise Price: $95.00	10	6,600
IEP 140621P00100000	Expiration: June 2014, Exercise Price: $100.00	15	12,825
	Leucadia National Corporation
LUK2 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	282	48,645
LUK2 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	19	6,650
	Liberty Media Corporation — Class A
LMCA 140419P00135000	Expiration: April 2014, Exercise Price: $135.00	19	8,550
LMCA 140419P00140000	Expiration: April 2014, Exercise Price: $140.00	8	4,800
LMCA 140719P00135000	Expiration: July 2014, Exercise Price: $135.00	3	2,250
			94,027
	Insurance Carriers and Related Activities
	American International Group, Inc.
AIG 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	71	36
AIG 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	50	25,875
	AmTrust Financial Services, Inc.
AFSI 140322P00035000	Expiration: March 2014, Exercise Price: $35.00	16	8,080
AFSI 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	24	18,720

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Insurance Carriers and Related Activities — (Continued)
	Marsh & McLennan Companies, Inc.
MMC 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	16	$80
	UnitedHealth Group Inc.
UNH 140118P00047000	Expiration: January 2014, Exercise Price: $47.00	60	30
			52,821
	Leather and Allied Product Manufacturing
	Coach, Inc.
COH 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	15	3,412
COH 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	56	24,360
			27,772
	Lessors of Nonresidential Buildings (except Miniwarehouses)
	The Howard Hughes Corporation
HHC 140419P00100000	Expiration: April 2014, Exercise Price: $100.00	10	1,625
HHC 140419P00110000	Expiration: April 2014, Exercise Price: $110.00	7	2,660
HHC 140719P00100000	Expiration: July 2014, Exercise Price: $100.00	30	10,200
			14,485
	Machinery Manufacturing
	Illinois Tool Works Inc.
ITW 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	30	75
	National Oilwell Varco, Inc.
NOV 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	45	6,435
			6,510
	Merchant Wholesalers, Durable Goods
	Airgas, Inc.
ARG 140118P00090000	Expiration: January 2014, Exercise Price: $90.00	40	400
	Merchant Wholesalers, Nondurable Goods
	Cardinal Health, Inc.
CAH 150117P00042000	Expiration: January 2015, Exercise Price: $42.00	7	385
	Express Scripts Holding Company
ESRX 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	20	20
ESRX 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	40	160
			565
	Media
	Starz — Class A
STRZA 140419P00025000	Expiration: April 2014, Exercise Price: $25.00	140	$6,650

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Media — (Continued)
	Time Warner Inc.
TWX 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	59	$59
TWX 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	47	70
	Viacom Inc. — Class B
VIAB 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	30	75
VIAB 140118P00047000	Expiration: January 2014, Exercise Price: $47.00	43	107
VIAB 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	50	125
VIAB 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	32	3,040
VIAB 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	10	1,150
			11,276
	Mining (except Oil and Gas)
	Barrick Gold Corporation
ABX 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	124	20,956
ABX 160115P00013000	Expiration: January 2016, Exercise Price: $13.00	68	12,138
ABX 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	76	20,140
	Cameco Corporation
CCJ 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	65	163
CCJ 140118P00017000	Expiration: January 2014, Exercise Price: $17.00	219	547
	Franco-Nevada Corporation
FNV 140419P00040000	Expiration: April 2014, Exercise Price: $40.00	2	615
	Freeport-McMoRan Copper & Gold Inc.
FCX 140118P00024000	Expiration: January 2014, Exercise Price: $24.00	58	87
FCX 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	2	80
FCX 150117P00024000	Expiration: January 2015, Exercise Price: $24.00	116	6,844
FCX 150117P00027000	Expiration: January 2015, Exercise Price: $27.00	52	5,200
FCX 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	4	1,310
FCX 160115P00032000	Expiration: January 2016, Exercise Price: $32.00	20	8,150
	McEwen Mining Inc.
MUX 140118P00002500	Expiration: January 2014, Exercise Price: $2.50	48	2,760
	Newmont Mining Corporation
NEM 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	60	30,000
	Rio Tinto plc — ADR
RIO 140118P00032500	Expiration: January 2014, Exercise Price: $32.50	35	175
RIO 140118P00037500	Expiration: January 2014, Exercise Price: $37.50	36	90
RIO 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	50	250
RIO 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	5	825

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Mining (except Oil and Gas) — (Continued)
	Silver Wheaton Corporation
SLW 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	25	$1,275
SLW 150117P00018000	Expiration: January 2015, Exercise Price: $18.00	16	3,624
SLW 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	106	34,980
SLW 160115P00018000	Expiration: January 2016, Exercise Price: $18.00	32	11,680
	Vale SA
VALE 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	100	2,850
			164,739
	Miscellaneous Manufacturing
	3M Co.
MMM 140118P00080000	Expiration: January 2014, Exercise Price: $80.00	10	5
MMM 140118P00090000	Expiration: January 2014, Exercise Price: $90.00	33	16
	Hasbro, Inc.
HAS 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	17	1,913
	International Game Technology
IGT 140118P00010000	Expiration: January 2014, Exercise Price: $10.00	104	260
IGT 140118P00013000	Expiration: January 2014, Exercise Price: $13.00	457	1,142
IGT 150117P00010000	Expiration: January 2015, Exercise Price: $10.00	20	600
			3,936
	Motor Vehicle and Parts Dealers
	AutoNation, Inc.
AN 140118P00039000	Expiration: January 2014, Exercise Price: $39.00	45	338
	Nonmetallic Mineral Product Manufacturing
	USG Corporation
USG 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	16	1,840
	Non-Store Retailers
	Sotheby’s
BID 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	133	665
BID 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	120	600
BID 150117P00028000	Expiration: January 2015, Exercise Price: $28.00	17	2,125
			3,390
	Oil and Gas Extraction
	Canadian Natural Resources Ltd.
CNQ 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	117	293
CNQ 140118P00028000	Expiration: January 2014, Exercise Price: $28.00	193	482
CNQ 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	4	1,560

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Oil and Gas Extraction — (Continued)
	Chesapeake Energy Corporation
CHK 150117P00022000	Expiration: January 2015, Exercise Price: $22.00	16	$2,200
CHK 150117P00025000	Expiration: January 2015, Exercise Price: $25.00	4	976
CHK 160115P00020000	Expiration: January 2016, Exercise Price: $20.00	64	11,808
CHK 160115P00023000	Expiration: January 2016, Exercise Price: $23.00	46	13,409
CHK 160115P00025000	Expiration: January 2016, Exercise Price: $25.00	14	5,250
	Continental Resources, Inc.
CLR 150117P00055000	Expiration: January 2015, Exercise Price: $55.00	1	92
CLR 150117P00070000	Expiration: January 2015, Exercise Price: $70.00	23	5,635
CLR 150117P00085000	Expiration: January 2015, Exercise Price: $85.00	19	10,640
CLR 150117P00090000	Expiration: January 2015, Exercise Price: $90.00	10	6,900
CLR 150117P00095000	Expiration: January 2015, Exercise Price: $95.00	12	10,440
CLR 160115P00090000	Expiration: January 2016, Exercise Price: $90.00	7	8,295
	Encana Corporation
ECA 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	18	45
ECA 140118P00018000	Expiration: January 2014, Exercise Price: $18.00	419	13,617
	EXCO Resources, Inc.
XCO1 140118P00005000	Expiration: January 2014, Exercise Price: $5.00	600	4,500
	Occidental Petroleum Corporation
OXY 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	91	46
OXY 140118P00075000	Expiration: January 2014, Exercise Price: $75.00	40	180
OXY 140118P00077500	Expiration: January 2014, Exercise Price: $77.50	4	18
	Suncor Energy, Inc.
SU 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	100	100
SU 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	32	32
	Talisman Energy Inc.
TLM 150117P00010000	Expiration: January 2015, Exercise Price: $10.00	8	600
TLM 160115P00010000	Expiration: January 2016, Exercise Price: $10.00	80	11,400
	Total SA — ADR
TOT 140118P00040000	Expiration: January 2014, Exercise Price: $40.00	14	105
TOT 140118P00042500	Expiration: January 2014, Exercise Price: $42.50	22	110
TOT 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	35	175
	WPX Energy Inc.
WPX 140118P00012500	Expiration: January 2014, Exercise Price: $12.50	302	1,510
WPX 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	229	1,145
WPX 140118P00017500	Expiration: January 2014, Exercise Price: $17.50	10	125
			111,688

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Other Exchanges
	CBOE Holdings Inc.
CBOE 140118P00023750	Expiration: January 2014, Exercise Price: $23.75	33	$83
CBOE 140118P00025750	Expiration: January 2014, Exercise Price: $25.75	82	205
CBOE 150117P00043750	Expiration: January 2015, Exercise Price: $43.75	34	8,075
CBOE 160115P00044500	Expiration: January 2016, Exercise Price: $44.50	28	13,020
			21,383
	Other Information Services
	Google Inc. — Class A
GOOG 150117P00800000	Expiration: January 2015, Exercise Price: $800.00	1	1,375
	Performing Arts, Spectator Sports, and Related Industries
	Live Nation Entertainment, Inc.
LYV 150117P00012000	Expiration: January 2015, Exercise Price: $12.00	102	4,335
LYV 150117P00015000	Expiration: January 2015, Exercise Price: $15.00	242	22,990
LYV 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	88	16,720
			44,045
	Petroleum and Coal Products Manufacturing
	CVR Energy, Inc.
CVI 140621P00030000	Expiration: June 2014, Exercise Price: $30.00	21	1,365
	Exxon Mobil Corporation
XOM 140118P00082500	Expiration: January 2014, Exercise Price: $82.50	20	70
	Hess Corporation
HES 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	134	201
	Murphy Oil Corporation
MUR1 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	138	690
MUR1 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	14	70
			2,396
	Pharmaceutical and Biotechnology
	Novartis AG — ADR
NVS 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	15	75
	Pipeline Transportation
	The Williams Companies, Inc.
WMB 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	7	938
WMB 160115P00030000	Expiration: January 2016, Exercise Price: $30.00	126	39,186
			40,124

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Primary Metal Manufacturing
	ArcelorMittal
MT 140118P00010000	Expiration: January 2014, Exercise Price: $10.00	100	$100
	Professional, Scientific, and Technical Services
	Automatic Data Processing, Inc.
ADP 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	52	260
ADP 140118P00052500	Expiration: January 2014, Exercise Price: $52.50	3	15
	Iron Mountain Inc.
IRM 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	13	6,175
	Verisign Inc.
VRSN 150117P00050000	Expiration: January 2015, Exercise Price: $50.00	62	13,268
			19,718
	Publishing Industries (except Internet)
	Nuance Communications, Inc.
NUAN 160115P00013000	Expiration: January 2016, Exercise Price: $13.00	144	33,120
NUAN 160115P00015000	Expiration: January 2016, Exercise Price: $15.00	8	2,680
			35,800
	Rail Transportation
	CSX Corporation
CSX 140118P00017500	Expiration: January 2014, Exercise Price: $17.50	69	34
CSX 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	308	462
	Norfolk Southern Corporation
NSC 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	22	55
NSC 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	8	20
NSC 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	56	140
NSC 140118P00065000	Expiration: January 2014, Exercise Price: $65.00	37	92
NSC 150117P00065000	Expiration: January 2015, Exercise Price: $65.00	7	928
	Union Pacific Corporation
UNP 140118P00095000	Expiration: January 2014, Exercise Price: $95.00	11	6
UNP 140118P00100000	Expiration: January 2014, Exercise Price: $100.00	5	2
			1,739
	Real Estate
	General Growth Properties, Inc.
GGP 140118P00017000	Expiration: January 2014, Exercise Price: $17.00	345	518
GGP 150117P00020000	Expiration: January 2015, Exercise Price: $20.00	18	3,816

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Real Estate — (Continued)
	TRI Pointe Homes, Inc.
TPH 140719P00015000	Expiration: July 2014, Exercise Price: $15.00	1	$65
	Vornado Realty Trust - REIT
VNO 140118P00079000	Expiration: January 2014, Exercise Price: $79.00	1	7
			4,406
	Restaurants
	The Wendy’s Company
WEN 150117P00007000	Expiration: January 2015, Exercise Price: $7.00	232	16,820
WEN 160115P00007000	Expiration: January 2016, Exercise Price: $7.00	72	7,740
			24,560
	Satellite Telecommunications
	DIRECTV
DTV 140118P00043000	Expiration: January 2014, Exercise Price: $43.00	15	23
DTV 140118P00050000	Expiration: January 2014, Exercise Price: $50.00	2	3
	DISH Network Corp. — Class A
DISH 140118P00029000	Expiration: January 2014, Exercise Price: $29.00	3	15
DISH 150117P00030000	Expiration: January 2015, Exercise Price: $30.00	26	1,170
DISH 150117P00032000	Expiration: January 2015, Exercise Price: $32.00	4	240
DISH 150117P00036000	Expiration: January 2015, Exercise Price: $36.00	12	1,230
DISH 150117P00040000	Expiration: January 2015, Exercise Price: $40.00	78	13,650
DISH 160115P00047000	Expiration: January 2016, Exercise Price: $47.00	36	19,260
	Time Warner Cable Inc.
TWC 140118P00082500	Expiration: January 2014, Exercise Price: $82.50	39	292
TWC 140118P00087500	Expiration: January 2014, Exercise Price: $87.50	48	360
			36,243
	Securities, Commodity Contracts, and Other Financial
	Investments and Related Activities
	The Charles Schwab Corporation
SCHW 140118P00012000	Expiration: January 2014, Exercise Price: $12.00	110	275
SCHW 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	140	350
	CME Group Inc.
CME 140118P00042000	Expiration: January 2014, Exercise Price: $42.00	28	70
CME 140118P00052000	Expiration: January 2014, Exercise Price: $52.00	2	5
CME 150117P00047500	Expiration: January 2015, Exercise Price: $47.50	25	1,812
CME 150117P00057500	Expiration: January 2015, Exercise Price: $57.50	2	365
CME 160115P00070000	Expiration: January 2016, Exercise Price: $70.00	30	26,250
	Interactive Brokers Group, Inc. — Class A
IBKR 140118P00012000	Expiration: January 2014, Exercise Price: $12.00	250	625

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Securities, Commodity Contracts, and Other Financial
	Investments and Related Activities — (Continued)
	IntercontinentalExchange Group, Inc.
ICE1 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	74	$370
ICE1 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	4	20
ICE 140118P00150000	Expiration: January 2014, Exercise Price: $150.00	1	2
	Morgan Stanley
MS 140118P00015000	Expiration: January 2014, Exercise Price: $15.00	232	116
MS 140118P00017000	Expiration: January 2014, Exercise Price: $17.00	232	232
			30,492
	Support Activities for Mining
	Halliburton Company
HAL 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	180	180
	Transocean Ltd.
RIG 150117P00045000	Expiration: January 2015, Exercise Price: $45.00	20	7,800
RIG 160115P00045000	Expiration: January 2016, Exercise Price: $45.00	40	24,700
RIG 160115P00050000	Expiration: January 2016, Exercise Price: $50.00	10	9,200
			41,880
	Support Activities for Transportation
	Expeditors International of Washington, Inc.
EXPD 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	110	275
EXPD 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	84	420
EXPD 150117P00035000	Expiration: January 2015, Exercise Price: $35.00	30	3,975
			4,670
	Telecommunications
	Vodafone Group plc — ADR
VOD 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	321	803
	Transportation Equipment Manufacturing
	American Railcar Industries, Inc.
ARII 140322P00035000	Expiration: March 2014, Exercise Price: $35.00	56	1,820
ARII 140322P00040000	Expiration: March 2014, Exercise Price: $40.00	2	210
ARII 140621P00035000	Expiration: June 2014, Exercise Price: $35.00	36	3,600
	The Boeing Company
BA 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	31	15
BA 140118P00065000	Expiration: January 2014, Exercise Price: $65.00	14	7
BA 140118P00067500	Expiration: January 2014, Exercise Price: $67.50	9	4
BA 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	12	6
BA 140118P00072500	Expiration: January 2014, Exercise Price: $72.50	1	1

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written — December 31, 2013 — (Continued)

Identifier		Contracts*	Value
	Transportation Equipment Manufacturing — (Continued)
	General Dynamics Corporation
GD 140118P00057500	Expiration: January 2014, Exercise Price: $57.50	20	$50
GD 140118P00060000	Expiration: January 2014, Exercise Price: $60.00	25	62
GD 140118P00062500	Expiration: January 2014, Exercise Price: $62.50	60	150
	Toyota Motor Corporation - ADR
TM 140118P00070000	Expiration: January 2014, Exercise Price: $70.00	16	8
TM 140118P00075000	Expiration: January 2014, Exercise Price: $75.00	14	7
TM 140118P00085000	Expiration: January 2014, Exercise Price: $85.00	15	8
TM 140118P00087500	Expiration: January 2014, Exercise Price: $87.50	25	25
			5,973
	U.S. Equity Exchanges
	The NASDAQ OMX Group, Inc.
NDAQ 140118P00020000	Expiration: January 2014, Exercise Price: $20.00	30	75
NDAQ 140118P00023000	Expiration: January 2014, Exercise Price: $23.00	100	250
NDAQ 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	170	425
NDAQ 140118P00027000	Expiration: January 2014, Exercise Price: $27.00	51	128
			878
	Waste Management and Remediation Services
	Waste Management, Inc.
WM 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	35	88
WM 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	57	142
			230
	TOTAL PUT OPTIONS WRITTEN
	(premiums received $5,343,721)		$2,012,182

* — 100 Shares Per Contract.
ADR — American Depository Receipt.
ETF — Exchange Traded Fund.
REIT — Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities
December 31, 2013

	The Internet	The Global
	Portfolio	Portfolio
ASSETS:
Investments, at value (1)(2)	$208,245,969	$15,799,573
Foreign currencies, at value (3)	—	328
Cash	1,990	43,798
Receivable for contributed capital	913,417	1,817
Receivable for investments sold	—	225
Dividends and interest receivable	81,617	13,947
Other accounts receivable	99,877	—
Prepaid expenses and other assets	11,734	5,126
Total Assets	209,354,604	15,864,814
LIABILITIES:
Payable to Adviser	184,072	12,811
Payable to Trustees and Officers	6,711	385
Payable for securities purchased	—	96,981
Payable for collateral received for securities loaned	29,816,268	3,519,916
Payable for withdrawn capital	448,752	3,748
Accrued expenses and other liabilities	39,757	13,858
Total Liabilities	30,495,560	3,647,699
Net Assets	$178,859,044	$12,217,115
(1) Cost of investments	$117,372,747	$12,989,084
(2) Includes loaned securities with a market value of	$28,959,111	$3,458,039
(3) Cost of foreign currencies	$—	$328

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
December 31, 2013

	The Paradigm	The Medical
	Portfolio	Portfolio
ASSETS:
Investments, at value (1)(2)	$1,527,688,874	$26,916,486
Cash	24,683	—
Receivable for contributed capital	2,031,997	95,580
Receivable for investments sold	1,195,264	463,680
Dividends and interest receivable	1,681,800	38,843
Prepaid expenses and other assets	196,072	6,444
Total Assets	1,532,818,690	27,521,033
LIABILITIES:
Payable to Adviser	1,387,813	25,947
Payable to Trustees and Officers	44,414	873
Payable for securities purchased	2,388,859	—
Payable for collateral received for securities loaned	199,757,066	2,689,850
Payable for withdrawn capital	1,308,127	2,778
Accrued expenses and other liabilities	188,814	12,247
Total Liabilities	205,075,093	2,731,695
Net Assets	$1,327,743,597	$24,789,338
(1) Cost of investments	$1,080,684,273	$19,400,681
(2) Includes loaned securities with a market value of	$194,641,999	$2,537,862

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
December 31, 2013

	The Small Cap	The Market
	Opportunities	Opportunities
	Portfolio	Portfolio
ASSETS:
Investments, at value (1)(2)	$419,892,641	$71,512,840
Cash	—	3,468,469
Receivable for contributed capital	4,544,890	439,162
Dividends and interest receivable	352,507	152,442
Other accounts receivable	20,977	—
Prepaid expenses and other assets	57,137	17,360
Total Assets	424,868,152	75,590,273
LIABILITIES:
Payable to Adviser	339,806	67,002
Payable to Trustees and Officers	7,178	2,244
Payable for securities purchased	6,622,465	232,993
Payable for collateral received for securities loaned	69,687,876	8,695,710
Payable for withdrawn capital	170,479	9,508
Accrued expenses and other liabilities	42,113	21,503
Total Liabilities	76,869,917	9,028,960
Net Assets	$347,998,235	$66,561,313
(1) Cost of investments	$335,919,866	$51,552,987
(2) Includes loaned securities with a market value of	$67,341,896	$8,555,011

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
December 31, 2013

	The Alternative	The Multi-
	Income	Disciplinary
	Portfolio	Portfolio
ASSETS:
Investments, at value (1)(2)	$21,218,875	$72,921,841
Cash	2,788,387	26,375,133
Receivable for contributed capital	614,972	706,548
Receivable for investments sold	20,644	32,483
Dividends and interest receivable	71,792	604,679
Other accounts receivable	36,278	—
Prepaid expenses and other assets	316	1,876
Total Assets	24,751,264	100,642,560
LIABILITIES:
Written options, at value (3)	535,155	2,012,182
Payable to Adviser	16,599	92,639
Payable to Trustees and Officers	721	3,521
Payable for securities purchased	263,908	943,967
Payable for collateral received for securities loaned	349,200	7,084,608
Payable for withdrawn capital	16,331	170,016
Accrued expenses and other liabilities	16,319	24,119
Total Liabilities	1,198,233	10,331,052
Net Assets	$23,553,031	$90,311,508
(1) Cost of investments	$21,276,045	$75,645,848
(2) Includes loaned securities with a market value of	$342,030	$6,926,554
(3) Premiums received	$1,141,683	$5,343,721

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations
For the Year Ended December 31, 2013

	The Internet	The Global
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends†	$847,576	$122,213
Interest	1,962	127
Income from securities lending	73,290	25,428
Total investment income	922,828	147,768
EXPENSES:
Investment advisory fees	2,162,480	115,102
Administration fees	76,300	4,040
Professional fees	19,786	8,375
Fund accounting fees	35,444	7,216
Trustees’ and Officers’ fees and expenses	19,557	1,020
Custodian fees and expenses	55,099	22,966
Other expenses	8,722	365
Total expenses	2,377,388	159,084
Net investment loss	(1,454,560)	(11,316)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	11,541,829	66,750
Realized gain distributions received from other investment companies	—	237
Net change in unrealized appreciation of:
Investments and foreign currency	52,885,945	2,171,749
Net realized and unrealized gain on investments	64,427,774	2,238,736
Net increase in net assets resulting from operations	$62,973,214	$2,227,420
† Net of foreign taxes withheld of:	$9,878	$9,781

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Year Ended December 31, 2013

	The Paradigm	The Medical
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends†	$10,831,723	$244,386
Interest	241,068	78
Income from securities lending	1,368,787	61,574
Total investment income	12,441,578	306,038
EXPENSES:
Investment advisory fees	13,886,029	275,563
Administration fees	491,432	9,773
Professional fees	77,683	9,200
Fund accounting fees	195,134	6,736
Trustees’ and Officers’ fees and expenses	119,655	2,376
Custodian fees and expenses	134,723	5,542
Other expenses	56,100	1,116
Total expenses	14,960,756	310,306
Net investment income (loss)	(2,519,178)	(4,268)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	992,713	(341,050)
Net change in unrealized appreciation of:
Investments and foreign currency	400,868,795	8,692,907
Net realized and unrealized gain on investments	401,861,508	8,351,857
Net increase in net assets resulting from operations	$399,342,330	$8,347,589
† Net of foreign taxes withheld of:	$873,822	$14,635

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Year Ended December 31, 2013

	The Small Cap	The Market
	Opportunities	Opportunities
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends†	$2,196,171	$882,838
Interest	1,615	705
Income from securities lending	165,874	70,766
Total investment income	2,363,660	954,309
EXPENSES:
Investment advisory fees	2,172,159	712,458
Administration fees	75,462	25,400
Professional fees	17,302	11,431
Fund accounting fees	30,297	15,003
Trustees’ and Officers’ fees and expenses	17,024	6,190
Custodian fees and expenses	22,636	25,090
Other expenses	5,364	2,728
Total expenses	2,340,244	798,300
Net investment income	23,416	156,009
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	912,482	4,579,643
Realized gain distributions received from other investment companies	—	7,524
Net change in unrealized appreciation of:
Investments and foreign currency	74,243,893	16,103,917
Net realized and unrealized gain on investments	75,156,375	20,691,084
Net increase in net assets resulting from operations	$75,179,791	$20,847,093
† Net of foreign taxes withheld of:	$131,509	$41,142

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Year Ended December 31, 2013

	The Alternative	The Multi-
	Income	Disciplinary
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends	$41,004	$243,931
Interest	81,703	2,567,851
Income from securities lending	1,806	11,995
Total investment income	124,513	2,823,777
EXPENSES:
Investment advisory fees	156,657	1,084,708
Administration fees	7,686	41,322
Professional fees	14,220	13,681
Fund accounting fees	31,770	36,316
Trustees’ and Officers’ fees and expenses	1,850	9,662
Custodian fees and expenses	4,990	6,713
Borrowing expense on securities sold short	—	7,165
Other expenses	760	3,157
Total expenses	217,933	1,202,724
Net investment income (loss)	93,420	1,621,053
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	18,450	1,113,583
Written option contracts expired or closed	312,485	1,375,154
Securities sold short	—	(141,511)
Realized gain distributions received from other investment companies	1,072	34,336
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(7,210)	(1,608,149)
Written option contracts	606,358	874,785
Securities sold short	—	(10,217)
Net realized and unrealized gain on investments	931,155	1,637,981
Net increase in net assets resulting from operations	$837,735	$3,259,034

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Internet Portfolio		The Global Portfolio
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012
OPERATIONS:
Net investment income (loss)	$(1,454,560)	$189,258	$(11,316)	$22,327
Net realized gain on sale of investments, foreign currency and distributions received from other investment companies	11,541,829	4,840,072	66,987	105,224
Net change in unrealized appreciation of investments and foreign currency	52,885,945	19,951,987	2,171,749	1,012,392
Net increase in net assets resulting from operations	62,973,214	24,981,317	2,227,420	1,139,943
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	12,808,479	40,015,908	4,489,494	2,922,314
Withdrawals	(53,634,097)	(13,342,552)	(1,037,208)	(1,645,472)
Net increase (decrease) in net assets resulting from beneficial interest transactions	(40,825,618)	26,673,356	3,452,286	1,276,842
Total increase in net assets	22,147,596	51,654,673	5,679,706	2,416,785
NET ASSETS:
Beginning of year	156,711,448	105,056,775	6,537,409	4,120,624
End of year	$178,859,044	$156,711,448	$12,217,115	$6,537,409

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Portfolio		The Medical Portfolio
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012
OPERATIONS:
Net investment income (loss)	$(2,519,178)	$4,387,305	$(4,268)	$308,836
Net realized gain (loss) on sale of investments, foreign currency and distributions received from other investment companies	992,713	38,634,514	(341,050)	524,454
Net change in unrealized appreciation of investments and foreign currency	400,868,795	132,659,116	8,692,907	852,320
Net increase in net assets resulting from operations	399,342,330	175,680,935	8,347,589	1,685,610
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	130,575,410	52,951,684	5,013,915	486,550
Withdrawals	(85,425,092)	(190,008,480)	(5,881,082)	(5,069,761)
Net increase (decrease) in net assets resulting from beneficial interest transactions	45,150,318	(137,056,796)	(867,167)	(4,583,211)
Total increase (decrease) in net assets	444,492,648	38,624,139	7,480,422	(2,897,601)
NET ASSETS:
Beginning of year	883,250,949	844,626,810	17,308,916	20,206,517
End of year	$1,327,743,597	$883,250,949	$24,789,338	$17,308,916

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Portfolio		Opportunities Portfolio
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012
OPERATIONS:
Net investment income	$23,416	$225,038	$156,009	$196,072
Net realized gain on sale of investments, foreign currency and distributions received from other investment companies	912,482	7,836,504	4,587,167	4,863,610
Net change in unrealized appreciation of investments and foreign currency	74,243,893	12,110,059	16,103,917	2,198,782
Net increase in net assets resulting from operations	75,179,791	20,171,601	20,847,093	7,258,464
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	200,357,556	355,647	28,774,153	104,996
Withdrawals	(9,127,095)	(21,968,834)	(26,698,470)	(6,941,845)
Net increase (decrease) in net assets resulting from beneficial interest transactions	191,230,461	(21,613,187)	2,075,683	(6,836,849)
Total increase (decrease) in net assets	266,410,252	(1,441,586)	22,922,776	421,615
NET ASSETS:
Beginning of year	81,587,983	83,029,569	43,638,537	43,216,922
End of year	$347,998,235	$81,587,983	$66,561,313	$43,638,537

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-
	Income Portfolio		Disciplinary Portfolio
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012
OPERATIONS:
Net investment income (loss)	$(93,420)	$229,919	$1,621,053	$1,367,870
Net realized gain on sale of investments, foreign currency, written options, securities sold short and distributions received from other investment companies	332,007	315,020	2,381,562	1,191,225
Net change in unrealized appreciation (depreciation) of investments, foreign currency, written options and securities sold short	599,148	608,301	(743,581)	2,750,170
Net increase in net assets resulting from operations	837,735	1,153,240	3,259,034	5,309,265
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	15,277,302	2,343,426	49,389,741	34,091,278
Withdrawals	(3,357,344)	(6,080,519)	(21,888,150)	(3,583,117)
Net increase (decrease) in net assets resulting from beneficial interest transactions	11,919,958	(3,737,093)	27,501,591	30,508,161
Total increase (decrease) in net assets	12,757,693	(2,583,853)	30,760,625	35,817,426
NET ASSETS:
Beginning of year	10,795,338	13,379,191	59,550,883	23,733,457
End of year	$23,553,031	$10,795,338	$90,311,508	$59,550,883

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements
December 31, 2013

1. Organization

The Kinetics Portfolios Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objective and policies. The series currently authorized are: The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, The Alternative Income Portfolio (formerly the Water Infrastructure Portfolio) and The Multi-Disciplinary Portfolio (collectively, the “Master Portfolios”). Pursuant to the 1940 Act, the Master Portfolios, are “non-diversified” series of the Trust. The Market Opportunities Portfolio commenced operations on January 31, 2006, The Alternative Income Portfolio commenced operations on June 29, 2007 and The Multi-Disciplinary Portfolio commenced operations on February 11, 2008. Each of the remaining Master Portfolios commenced operations on April 28, 2000.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the feeder funds’ proportionate interests in the Master Portfolio.

Each of the Master Portfolios, except for The Alternative Income Portfolio and The Multi-Disciplinary Portfolio, seeks to provide investors with long-term capital growth. The Alternative Income Portfolio seeks to provide investors with current income and gains. The Multi-Disciplinary Portfolio seeks to provide investors with total return. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Global Portfolio generally invests in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and in U.S. companies benefiting from international economic growth. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Medical

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2013

Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology industries and related technology industries, generally, with a focus on companies engaged in cancer research and drug development. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalized companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets, as well as companies involved in the gaming industry. The Alternative Income and Multi-Disciplinary Portfolios utilize a two-part investment strategy, which includes fixed income and derivatives components.

2. Significant Accounting Policies

Security Valuation
Master Portfolio securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Foreign securities are valued by an independent pricing service. In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If the composite option price is not available, the mean between the highest bid and the lowest asked quotations at the close of the exchanges will be used. If

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2013

none of the above are available, exchange traded options are valued at the last quoted sales price. Non-exchange traded options for which over-the-counter quotations are not readily available are valued at the mean of the current bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At December 31, 2013, 0.00%, 0.00%, 0.00%, 0.06% and 0.58% of the net assets of The Internet Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Market Opportunities Portfolio and The Multi-Disciplinary Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at December 31, 2013.

Repurchase Agreements
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio in each repurchase

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2013

agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

Written Option Accounting
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. Such fluctuations are included with

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2013

the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted and Illiquid Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. At December 31, 2013 the following Master Portfolios held securities restricted to institutional investors (144A Securities):

		Percentage of
	Market Value	Net Assets
The Multi-Disciplinary Portfolio	$5,533,094	6.13%
The Alternative Income Portfolio	200,440	0.85%

An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Master Portfolio has valued the investment. At December 31, 2013, the following Master Portfolios held illiquid securities:

			Percentage of
	Market Value		Net Assets
The Internet Portfolio	$—	*	0.00%
The Medical Portfolio	—	*	0.00%
The Paradigm Portfolio	—	*	0.00%
The Market Opportunities Portfolio	41,105		0.06%
The Multi-Disciplinary Portfolio	525,000		0.58%

* Amount is less than $0.50.

When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2013

securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Short-Term Investments
The Portfolios may invest in money market funds and short-term high quality debt securities such as commercial paper, repurchase agreements and certificates of deposit. Money market funds typically invest in short-term instruments and attempt to maintain a stable net asset value. While the risk is low, these funds may lose value. At December 31, 2013, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, The Alternative Income Portfolio, and The Multi-Disciplinary Portfolio invested approximately 17%, 29%, 15%, 11%, 20%, 13%, 1% and 8%, respectively, of net assets in the Mount Vernon Securities Lending Trust-Prime Portfolio which normally invests in short-term instruments with an objective of maximizing current income to the extent consistent with the preservation of capital and liquidity. Mount Vernon Securities Lending Trust-Prime Portfolio’s financial statements are available on the SEC website www.sec.gov.

Expense Allocation
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the feeder funds daily based on their proportionate interests in the respective Master Portfolios.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2013

Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of December 31, 2013, open tax years include the tax years ended December 31, 2010 through 2013. The Master Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and discounts on the interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

3. Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Master Portfolios, except the Alternative Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2013

average daily net assets. The Alternative Income Portfolio began compensating the Adviser for its management services at the annual rate of 0.90% of the Master Portfolio’s average daily net assets beginning January 1, 2013.

For the year ended December 31, 2013, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, The Alternative Income Portfolio and The Multi-Disciplinary Portfolio incurred expenses of $2,162,480, $115,102, $13,886,029, $275,563, $2,172,159, $712,458, $156,657 and $1,084,708, respectively, pursuant to the Agreements.

For the year ended December 31, 2013, the Trust was allocated $26,000 for the services of the Chief Compliance Officer employed by the Adviser.

4. Securities Transactions

Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 2013 were as follows:

	Purchases		Sales
	U.S.		U.S.
	Government	Other	Government	Other
The Internet Portfolio	$—	$12,801,112	$—	$37,437,658
The Global Portfolio	—	4,057,771	—	1,250,434
The Paradigm Portfolio	—	47,896,286	—	36,308,285
The Medical Portfolio	—	2,517,282	—	3,653,970
The Small Cap Opportunities Portfolio	—	182,429,942	—	10,250,095
The Market Opportunities Portfolio	—	10,686,031	—	15,006,801
The Alternative Income Portfolio	2,441,803	16,103,629	300,000	2,174,284
The Multi-Disciplinary Portfolio	—	33,727,784	—	33,728,553

As of December 31, 2013, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

	Internet	Global	Paradigm	Medical
Tax cost of Investments	117,409,807	13,048,074	1,104,043,145	19,467,492
Unrealized Appreciation	91,055,545	3,054,298	484,181,004	9,603,989
Unrealized Depreciation	(219,383)	(302,799)	(60,535,275)	(2,154,995)
Net unrealized appreciation (depreciation)	90,836,162	2,751,499	423,645,729	7,448,994

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2013

			Alternative	Multi-
	Small Cap	Market	Income	Disciplinary
Tax cost of Investments	339,982,206	52,397,674	21,276,045	75,897,875
Unrealized Appreciation	89,576,151	21,523,028	35,933	683,134
Unrealized Depreciation	(9,665,716)	(2,407,862)	(93,103)	(3,659,168)
Net unrealized appreciation (depreciation)	79,910,435	19,115,166	(57,170)	(2,976,034)

For the year ended December 31, 2013, the Master Portfolios wrote the following options:

	Number	Premium
	of Contracts	Amount
The Alternative Income Portfolio
Outstanding at the Beginning of the Year	1,766	$301,071
Options Written	8,434	1,361,624
Options Expired	(5)	(1,385)
Options Closed	(3,996)	(519,627)
Outstanding at December 31, 2013	6,199	$1,141,683

The Multi-Disciplinary Portfolio
Outstanding at the Beginning of the Year	24,136	$5,091,981
Options Written	31,166	6,473,342
Options Exercised	(1,318)	(314,199)
Options Expired	(19,704)	(3,322,262)
Options Closed	(13,517)	(2,585,141)
Outstanding at December 31, 2013	20,763	$5,343,721

5. Portfolio Securities Loaned

As of December 31, 2013, the Master Portfolios had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, a Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2013

value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. The value of the securities on loan and the value of the related collateral at December 31, 2013, were as follows:

	Securities	Collateral
The Internet Portfolio	$28,959,111	$29,816,268
The Global Portfolio	3,458,039	3,519,916
The Paradigm Portfolio	194,641,999	199,757,066
The Medical Portfolio	2,537,862	2,689,850
The Small Cap Opportunities Portfolio	67,341,896	69,687,876
The Market Opportunities Portfolio	8,555,011	8,695,710
The Alternative Income Portfolio	342,030	349,200
The Multi-Disciplinary Portfolio	6,926,554	7,084,608

6. Selected Financial Highlights

Financial highlights for the Master Portfolios were as follows:

	The Internet Portfolio
	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009
Ratio of expenses to average net assets:	1.37%	1.37%	1.38%	1.37%	1.37%
Ratio of net investment income (loss) to average net assets:	(0.84)%	0.16%	(0.43)%	(0.33)%	(0.04)%
Portfolio turnover rate	8%	9%	32%	12%	14%

	The Global Portfolio
	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009
Ratio of expenses to average net assets:	1.73%	1.77%	2.23%	2.43%	2.81%
Ratio of net investment income (loss) to average net assets:	(0.12)%	0.40%	0.61%	(0.51%)	(0.74)%
Portfolio turnover rate	15%	23%	135%	122%	53%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2013

	The Paradigm Portfolio
	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009
Ratio of expenses to average net assets:	1.35%	1.36%	1.37%	1.36%	1.36%
Ratio of net investment income (loss) to average net assets:	(0.23)%	0.50%	0.37%	0.83%	1.15%
Portfolio turnover rate	4%	6%	58%	7%	15%

	The Medical Portfolio
	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009
Ratio of expenses to average net assets:	1.41%	1.44%	1.40%	1.39%	1.43%
Ratio of net investment income (loss) to average net assets:	(0.02)%	1.62%	0.86%	0.55%	1.14%
Portfolio turnover rate	12%	0%	5%	3%	13%

	The Small Cap Opportunities Portfolio
	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009
Ratio of expenses to average net assets:	1.35%	1.44%	1.43%	1.42%	1.42%
Ratio of net investment income (loss) to average net assets:	0.01%	0.27%	0.03%	0.02%	(0.05)%
Portfolio turnover rate	6%	22%	47%	4%	4%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2013

	The Market Opportunities Portfolio
	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009
Ratio of expenses to average net assets:	1.40%	1.43%	1.42%	1.42%	1.42%
Ratio of net investment income to average net assets:	0.27%	0.44%	0.30%	0.56%	0.26%
Portfolio turnover rate	21%	26%	14%	12%	14%

	The Alternative Income Portfolio
	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009
Ratio of expenses to average net assets:	1.25%	1.49%	1.42%	1.47%	1.49%
Ratio of net investment income (loss) to average net assets:	(0.54)%	1.99%	1.47%	1.04%	0.63%
Portfolio turnover rate	19%	56%	69%	111%	45%

	The Multi-Disciplinary Portfolio
	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2011	2010	2009
Ratio of expenses to average net assets:	1.39%	1.45%	1.54%	2.41%	3.66%
Ratio of net investment income (loss) to average net assets:	1.87%	3.23%	8.00%	2.58%	(1.20)%
Portfolio turnover rate	54%	41%	74%	38%	77%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2013

7. Summary of Fair Value Exposure

Various inputs are used in determining the value of a Master Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2013

The Internet Portfolio

The following is a summary of the inputs used to value The Internet Portfolio’s net assets as of December 31, 2013:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$172,328,876	$4,787	(1)	$—	(2)*	$172,333,663
Escrow Notes	—	—		—	*	—	*
Rights	159,362	—		—		159,362
Short-Term Investments	61,676	5,875,000	†	—		5,936,676
Investments Purchased with the Cash Proceeds from Securities Lending	29,816,268	—		—		29,816,268
Total Investments in Securities	$202,366,182	$5,879,787		$—		$208,245,969

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Administrative and Support Services	$1,800
Telecommunications	2,987
$4,787

(2)	The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:

Holding Company	$—	*

Transfers out of Level 1 into Level 2	$1,800

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2012	$3
Accrued discounts/premiums	—
Realized gain (loss)	(781,861)
Change in unrealized appreciation (depreciation)	783,297
Net purchases	—
Net sales	(1,439)
Transfer in and/or out of Level 3	—
Balance as of December 31, 2013	$— *

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2013

	Fair Value at	Valuation	Unobservable
Description	12/31/2013	Techniques	Input	Range
Common Stocks	$ —*	Delisted-Acquired by	No active	$0.00-$0.00
		the U.S. Government/	market
Market Comparables
Escrow Notes	—*	Conservative Value	No active	$0.00-$0.00
		Assigned Pending	market
Bankruptcy Litigation
Proceedings/Market
Comparables

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
†	Priced at amortized cost.

The Global Portfolio

The following is a summary of the inputs used to value The Global Portfolio’s net assets as of December 31, 2013:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$9,644,451	$1,507,205	(1)	$—	$11,151,656
Preferred Stocks	1	—		—	1
Short-Term Investments	553,000	575,000	†	—	1,128,000
Investments Purchased with the Cash Proceeds from Securities Lending	3,519,916	—		—	3,519,916
Total Investments in Securities	$13,717,368	$2,082,205		$—	$15,799,573

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Beverage and Tobacco Product Manufacturing	$8,000
Holding Company	31,716
Oil and Gas Extraction	672,008
Real Estate	795,481
$1,507,205
Transfers out of Level 1 into Level 2	$51,608
Transfers out of Level 2 into Level 1	$33,701

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

^	See Portfolio of Investments for breakout of investments by industry classification.
†	Priced at amortized cost.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2013

The Paradigm Portfolio

The following is a summary of the inputs used to value The Paradigm Portfolio’s net assets as of December 31, 2013:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$1,223,000,571	$6,411,701	(1)	$—	(2)*	$1,229,412,272
Escrow Notes	—	—		—	*	—	*
Preferred Stocks	231	—		—		231
Short-Term Investments	33,519,305	65,000,000	†	—		98,519,305
Investments Purchased with the Cash Proceeds from Securities Lending	199,757,066	—		—		199,757,066
Total Investments in Securities	$1,456,277,173	$71,411,701		$—	*	$1,527,688,874

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Holding Company	$21,144
Oil and Gas Extraction	2,791,800
Real Estate	3,598,757
$6,411,701

Transfers out of Level 2 into Level 1	$5,964,546

Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

(2)	The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:

Holding Company	$—	*

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2012	$31
Accrued discounts/premiums	—
Realized gain (loss)		(1,872,092)
Change in unrealized appreciation (depreciation)	1,872,061
Net purchases	—	*
Net sales/Write-offs	—	*
Transfer in and/or out of Level 3	—
Balance as of December 31, 2013	$—	*

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2013

	Fair Value at	Valuation	Unobservable
Description	12/31/2013	Techniques	Input	Range
Common Stocks	$ —*	Delisted-Acquired	No active	$0.00-$0.00
		by the U.S.	market
Government/Market
Comparables
Escrow Notes	—*	Conservative Value	No active	$0.00-$0.00
		Assigned Pending	market
Bankruptcy Litigation
Proceedings/Market
Comparables

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
†	Priced at amortized cost.

The Medical Portfolio

The following is a summary of the inputs used to value The Medical Portfolio’s net assets as of December 31, 2013:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$23,887,040	$111,726	(1)	$—	(2)*	$23,998,766
Rights	13,797	—		—	*	13,797
Short-Term Investments	64,073	150,000	†	—		214,073
Investments Purchased with the Cash Proceeds from Securities Lending	2,689,850	—		—		2,689,850
Total Investments in Securities	$26,654,760	$261,726		$—		$26,916,486

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industry:

Pharmaceutical and Biotechnology	$111,726

(2)	The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:

Pharmaceutical and Biotechnology	$—	*

Transfers out of Level 1 into Level 3	$—	*

Transfers were made out of Level 1 into Level 3 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2013

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2012	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases	—	*
Net sales	—
Transfer in and/or out of Level 3	—	*
Balance as of December 31, 2013	$—	*

	Fair Value at	Valuation	Unobservable
Description	12/31/2013	Techniques	Input	Range
Common Stocks	$ —*	Market	No active	$0.00-$0.00
		Comparables	market
Rights	—*	Market	No active	$0.00-$0.00
		Comparables	market

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
†	Priced at amortized cost.

The Small Cap Opportunities Portfolio

The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio’s net assets as of December 31, 2013:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$287,170,493	$39,011,486	(1)	$—	$326,181,979
Rights	400,071	—		—	400,071
Short-Term Investments	6,872,715	16,750,000	†	—	23,622,715
Investments Purchased with the Cash Proceeds from Securities Lending	69,687,676	—		—	69,687,676
Total Investments in Securities	$364,130,955	$55,761,486		$—	$419,892,441

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Asset Management	$12,226,388
Holding Company	3,462,297
Mining (except Oil and Gas)	709,311
Oil and Gas Extraction	1,525

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2013

Real Estate	22,569,395
Telecommunications	42,570
$39,011,486

Transfers out of Level 1 into Level 2	$39,925
Transfers out of Level 2 into Level 1	25,200

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

^	See Portfolio of Investments for breakout of investments by industry classification.
†	Priced at amortized cost.

The Market Opportunities Portfolio

The following is a summary of the inputs used to value The Market Opportunities Portfolio’s net assets as of December 31, 2013:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$53,056,348	$3,685,740	(1)	$41,105	(2)	$56,783,193
Rights	—	—		—	*	—	*
Mutual Funds	7,562	—		—		7,562
Short-Term Investments	2,951,375	3,075,000	†	—		6,026,375
Investments Purchased with the Cash Proceeds from Securities Lending	8,695,710	—		—		8,695,710
Total Investments in Securities	$64,710,995	$6,760,740		$41,105		$71,512,840

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Holding Company	$1,133,836
Real Estate	2,551,904
$3,685,740

(2)	The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:

Other Exchanges	$41,105

Transfers out of Level 2 into Level 1	$3,717
Transfers out of Level 1 into Level 3	$41,105

Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers were made out of Level 1 into Level 3 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2013

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2012	$—	*
Accrued discounts/premiums	—
Realized gain (loss)		(120,603)
Change in unrealized appreciation (depreciation)		(51,373)
Net purchases	—	*
Net sales/Write-offs	—	*
Transfer in and/or out of Level 3	213,081
Balance as of December 31, 2013	$41,105

	Fair Value at	Valuation	Unobservable
Description	12/31/2013	Techniques	Input	Range
Common Stocks	$41,105	Delisted/Market	No active	$0.00-$0.43
		Comparables	market
Rights	— *	Market	No active	$0.00-$0.00
		Comparables	market

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
†	Priced at amortized cost.

The Alternative Income Portfolio

The following is a summary of the inputs used to value The Alternative Income Portfolio’s net assets as of December 31, 2013:

Assets^	Level 1	Level 2		Level 3	Total
Corporate Bonds	$—	$12,617,586		$—	$12,617,586
U.S. Government Agency Issues	—	1,238,640		—	1,238,640
U.S. Treasury Notes	—	899,686		—	899,686
Exchange Traded Funds	4,201,764	—		—	4,201,764
Warrants	396	—		—	396
Short-Term Investments	961,603	950,000	†	—	1,911,603
Investments Purchased with the Cash Proceeds from Securities Lending	349,200	—		—	349,200
Total Investments in Securities	$5,512,963	$15,705,912		$—	$21,218,875

Liabilities
Written Options	$—	$535,155		$—	$535,155

For the year ended December 31, 2013, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.
†	Priced at amortized cost.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2013

The Multi-Disciplinary Portfolio

The following is a summary of the inputs used to value The Multi-Disciplinary Portfolio’s net assets as of December 31, 2013:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$212,344	$—		$—	$212,344
Convertible Bonds	—	35,852,975		—	35,852,975
Corporate Bonds	—	14,938,623		—	14,938,623
Municipal Bonds	—	525,000		—	525,000
Exchange Traded Funds	1,298,776	—		—	1,298,776
Mutual Funds	5,630,249	—		—	5,630,249
Purchased Put Options	—	378,267		—	378,267
Short-Term Investments	2,176,000	4,824,999	†	—	7,000,999
Investments Purchased with the Cash Proceeds from Securities Lending	7,084,608	—		—	7,084,608
Total Investments in Securities	$16,401,977	$56,519,864		$—	$72,921,841

Liabilities
Written Options	$—	$2,012,182		$—	$2,012,182

For the year ended December 31, 2013, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.
†	Priced at amortized cost.

8. Disclosures about Derivative Instruments and Hedging Activities

The Master Portfolios have adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why a Master Portfolio uses derivatives, how derivatives are accounted for by the Master Portfolios, and how derivative instruments affect a Master Portfolio’s results of operations and financial position. The Master Portfolios utilized options to implement or to gain further exposure to their respective investment strategies.

The Alternative Income Portfolio
Statement of Assets and Liabilities
Fair values of derivative instruments as of December 31, 2013:

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value
			Written option
Written Options		$—	contracts, at value	$535,155
Total		$—		$535,155

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2013

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2013:

Amount of Realized Gain (Loss) on Equity Contracts

Equity Contracts
Written Options	$312,485
Total	$312,485

Change in Unrealized Appreciation (Depreciation) on Equity Contracts

Equity Contracts
Written Options	$606,358
Total	$606,358

The Alternative Income Portfolio has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Portfolio’s Statement of Assets and Liabilities and Statement of Operations. For the year ended December 31, 2013: written option contracts (8,434 contracts) were opened and $1,361,624 premiums were received during the period.

The Multi-Disciplinary Portfolio
Statement of Assets and Liabilities
Fair values of derivative instruments as of December 31, 2013:

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value
	Investments,
Purchased Put Options	at value	$378,267		$—
Total		$378,267
			Written option
Written Put Options		$—	contracts, at value	$2,012,182
Total		$—		$2,012,182

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2013

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2013:

Amount of Realized Gain (Loss) on Equity Contracts

Equity Contracts
Purchased Put Options	$—
Written Put Options	1,375,154
Total	$1,375,154

Change in Unrealized Appreciation (Depreciation) on Equity Contracts

Equity Contracts
Purchased Put Options	$7,881
Written Put Options	874,785
Total	$882,666

The Multi-Disciplinary Portfolio has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Portfolio’s Statement of Assets and Liabilities and Statement of Operations. For the year ended December 31, 2013: written option contracts (31,166 contracts) were opened and $6,473,342 premiums were received during the period.

9. Offsetting Assets and Liabilities

The Portfolios are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2013

The Internet Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in The Internet Portfolio as of December 31, 2013:

Liabilities:		Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the statement of financial position
	Gross Amounts of Recognized Liabilities	of Financial Position	of Financial Position	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Securities Lending	$29,816,268	$—	$29,816,268	$29,816,268	$—	$—

The Global Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in The Global Portfolio as of December 31, 2013:

Liabilities:		Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the statement of financial position
	Gross Amounts of Recognized Liabilities	of Financial Position	of Financial Position	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Securities Lending	$3,519,916	$—	$3,519,916	$3,519,916	$—	$—

The Paradigm Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in The Paradigm Portfolio as of December 31, 2013:

Liabilities:		Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the statement of financial position
	Gross Amounts of Recognized Liabilities	of Financial Position	of Financial Position	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Securities Lending	$199,757,066	$—	$199,757,066	$199,757,066	$—	$—

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2013

The Medical Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in The Medical Portfolio as of December 31, 2013:

Liabilities:		Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the statement of financial position
	Gross Amounts of Recognized Liabilities	of Financial Position	of Financial Position	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Securities Lending	$2,689,850	$—	$2,689,850	$2,689,850	$—	$—

The Small Cap Opportunities Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in The Small Cap Opportunities Portfolio as of December 31, 2013:

Liabilities:		Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the statement of financial position
	Gross Amounts of Recognized Liabilities	of Financial Position	of Financial Position	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Securities Lending	$69,687,676	$—	$69,687,676	$69,687,676	$—	$—

The Market Opportunities Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in The Market Opportunities Portfolio as of December 31, 2013:

Liabilities:		Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the statement of financial position
	Gross Amounts of Recognized Liabilities	of Financial Position	of Financial Position	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Securities Lending	$8,695,710	$—	$8,695,710	$8,695,710	$—	$—

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2013

The Alternative Income Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in The Alternative Income Portfolio as of December 31, 2013:

Liabilities:		Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the statement of financial position
	Gross Amounts of Recognized Liabilities	of Financial Position	of Financial Position	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Written Options	$535,155	$—	$535,155	$—	$535,155	$—
Securities Lending	349,200	—	349,200	349,200	—	—
	$884,355	$—	$884,355	$349,200	$535,155	$—

The Multi-Disciplinary Portfolio
The following is a summary of the Assets and Liabilities subject to offsetting in The Multi-Disciplinary Portfolio as of December 31, 2013:

Liabilities:		Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the statement of financial position
	Gross Amounts of Recognized Liabilities	of Financial Position	of Financial Position	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Written Options	$2,012,182	$—	$2,012,182	$—	$2,012,182	$—
Securities Lending	7,084,608	—	7,084,608	7,084,608	—	—
	$9,096,790	$—	$9,096,790	$7,084,608	$2,012,182	$—

10. Information about Proxy Voting (Unaudited)

Information regarding how the Master Portfolios votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30,

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
December 31, 2013

is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

11. Information about the Portfolio Holdings (Unaudited)

The Kinetics Portfolios Trust files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Master Portfolios’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. Finally, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

12. Subsequent Events

In preparing these financial statements, management has evaluated Portfolio related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or translations that occurred during the period that materially impacted the amounts or disclosures in the Master Portfolios’ financial statements.

13. Reverse Stock Split

During the year ended December 31, 2013, shares of The Alternative Income Fund were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to reduce the number of shares outstanding while maintaining the Fund’s and each shareholder’s aggregate net asset value. A summary of the reverse stock split is as follows:

			Net Asset	Net Asset	Shares	Shares
			Value	Value	Outstanding	Outstanding
			Before	After	Before	After
			Reverse	Reverse	Reverse	Reverse
	Date	Rate	Split	Split	Split	Split
Alternative Income Fund,
No Load Class	5/31/13	1:10	$8.52	$85.24	1,331,968	133,197
Alternative Income Fund,
Class A	5/31/13	1:10	$8.52	$85.23	233,864	23,386
Alternative Income Fund,
Class C	5/31/13	1:10	$8.39	$83.88	176,674	17,667
Alternative Income Fund,
Institutional Class	5/31/13	1:10	$8.60	$86.01	369,501	36,950

KINETICS PORTFOLIOS TRUST
Report of Independent Registered Public Accounting Firm

Board of Directors and Shareholders of
Kinetics Mutual Funds, Inc.
Elmsford, NY

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, The Alternative Income Portfolio (formerly the Water Infrastructure Portfolio), and The Multi-Disciplinary Portfolio, each a series of shares of Kinetics Portfolios Trust (the “Trust”), as of December 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform, nor was the Trust required to have, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of each of the eight portfolios of the Kinetics Portfolios Trust as of December 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania
February 26, 2014

KINETICS PORTFOLIOS TRUST
Management of the Funds and the Portfolios

The management and affairs of the Funds and the Portfolios are supervised by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively. Each Board consists of the same eight individuals, five of whom are not “interested persons” of the Company or the Trust as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Directors are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Maryland in this regard. The Trustees are fiduciaries for the Portfolios’ shareholders and are governed by the laws of the State of Delaware in this regard.

Each Board establishes policies for the operation of the Funds and the Portfolios and appoints the officers who conduct the daily business of the Funds and the Portfolios. Directors/Trustees of the Company and the Trust are listed below with their addresses, present positions with the Company and Trust, length of time served, principal occupations over at least the last five years, number of Funds and Portfolios overseen and any other Directorships held. The SAI includes additional information about the Funds’ officers and directors and is available, without charge, upon request by calling 1-800-930-3828.

KINETICS PORTFOLIOS TRUST
Management of the Funds and the Portfolios—(Continued)
(Unaudited)

Board of Directors/Board of Trustees

Independent Directors/Trustees

			Number of
			Portfolios/Funds in
		Term of Office/	Fund Complex**
	Position(s) with the	Length of	Overseen by
Name, Address and Year of Birth	Company and Trust	Time Served	Trustee/Director
Steven T. Russell	Independent	Indefinite/	16
Year Born: 1963	Director/Trustee	Since 2000
c/o Kinetics Asset Management LLC
470 Park Avenue South
New York, NY 10016

Douglas Cohen, C.P.A	Independent	Indefinite/	16
Year Born: 1961	Director/Trustee	Since 2000
c/o Kinetics Asset Management LLC
470 Park Avenue South
New York, NY 10016

William J. Graham	Independent	Indefinite/	16
Year Born: 1962	Director/Trustee	Since 2000
c/o Kinetics Asset Management LLC
470 Park Avenue South
New York, NY 10016

Joseph E. Breslin	Independent	Indefinite/	16
Year Born: 1953	Director/Trustee	Since 2000
c/o Kinetics Asset Management LLC
470 Park Avenue South
New York, NY 10016

James M. Breen	Independent	Indefinite/	16
Year Born: 1959	Director/Trustee	Since 2008
c/o Kinetics Asset Management LLC.
470 Park Avenue South
New York, NY 10016

KINETICS PORTFOLIOS TRUST
Management of the Funds and the Portfolios—(Continued)
(Unaudited)

Principal Occupation During the Past Five Years	Other Directorships Held by Trustee/Director
Attorney and Counselor at Law, Partner, Law Firm	N/A
of Russell and Fig (2002-2010); Steven Russell Law
Firm (1994 to 2002); Professor of Business Law,
Suffolk County Community College
(1997 to Present).

Sunrise Credit Services, Inc. (2005 to Present);	Director, Kinetics Fund, Inc.
Wagner & Zwerman, LLP Certified Public	(a private fund).
Accountant (1997 to 2005).

Attorney, William J. Graham, PC (2001 to	N/A
Present); Bracken & Margolin, LLP (1997
to 2001).

Chief Operating Officer, Central Park Credit	Trustee, Hatteras Alternative Mutual Funds
Holdings, (2007-2009) Chief Operating Officer,	Trust (5 portfolios); Trustee, Underlying
Aladdin Capital Management (2005-2007);	Funds Trust (5 portfolios).

Homeland Security Investigations, Senior	N/A
Special Agent, Miami, FL (2011 to Present);
Assistant Attaché Immigration & Customs
Enforcement, Pretoria, South Africa (2008 to
2011); Immigration & Customs Enforcement
Representative, Athens, Greece (2006 to 2008);
Immigrations & Customs Enforcement,
Senior Special Agent, Miami, FL (2000 to 2008).

KINETICS PORTFOLIOS TRUST
Management of the Funds and the Portfolios—(Continued)
(Unaudited)

Board of Directors/Board of Trustees (Continued)

Interested Directors/Trustees and Officers

Number of
Portfolios/Funds in
		Term of Office/	Fund Complex**
	Position(s) with the	Length of	Overseen by
Name, Address and Year of Birth	Company and Trust	Time Served	Trustee/Director
Murray Stahl*	Director/Trustee	Indefinite/	16
Year Born: 1953	and Secretary	Since 2000
c/o Kinetics Asset Management LLC
470 Park Avenue South
New York, NY 10016

Peter B. Doyle*	Director/Trustee,	Indefinite/	16
Year Born: 1962	President and	Since 2002
c/o Kinetics Asset Management LLC	Chairman of
470 Park Avenue South	the Board
New York, NY 10016

Leonid Polyakov*	Director/Trustee	Indefinite/	16
Year Born: 1959	and Treasurer	Since 2002
c/o Kinetics Asset Management LLC
470 Park Avenue South
New York, NY 10016

*	Directors/Trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act because of their association with the Adviser.

KINETICS PORTFOLIOS TRUST
Management of the Funds and the Portfolios—(Continued)
(Unaudited)

Principal Occupation During the Past Five Years	Other Directorships Held by Trustee/Director
Chairman, Co-Founder & Chief Investment Officer, Horizon Kinetics LLC, parent holding company to, among others, Horizon Asset Management LLC, Kinetics Asset Management LLC and Kinetics Advisers, LLC, registered investment advisers (1994 to Present); Director of Research, Kinetics Mutual Funds, Inc. (2002 to Present).

Chairman, FRMO Corp. (2001 to Present) (an intellectual capital firm engaged in the analysis of public companies within a framework of identifying investment strategies and techniques that reduce risk.); Director Horizon Kinetics LLC (2011 to Present).

Co-Founder and Senior Member, Horizon Kinetics LLC, parent holding company to, among others, Horizon Asset Management LLC, Kinetics Asset Management LLC and Kinetics Advisers, LLC, registered investment advisers (1994 to Present); President & Chief Investment Strategist, Kinetics Mutual Funds, Inc. (1998 to Present).
Director, Kinetics Fund, Inc. (a private fund); Director and Officer, FRMO Corp. (2001 to Present); Director Horizon Kinetics LLC (2011 to Present).

Chief Financial Officer, Kinetics Asset Management LLC and Kinetics Advisers, LLC, registered investment advisers (2000 to 2011). President, Kinetics Funds Distributor, Inc. (2002 to Present); formerly CFO, KBD Securities, LLC (2000 to 2010).
Director, Kinetics Fund, Inc. (a private fund); Director Horizon Kinetics LLC (2011 to Present).

**	The term “fund complex” refers to the Company and the Trust, which hold themselves out as related for investment purposes.

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
Privacy Policy

We collect the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

This privacy policy is not part of the annual report.

Kinetics Mutual
Funds, Inc.
615 East Michigan Street
Milwaukee, WI 53202

INVESTMENT ADVISER AND
SHAREHOLDER SERVICING AGENT
Kinetics Asset Management LLC
470 Park Avenue South
New York, NY 10016

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

DISTRIBUTOR
Kinetics Funds Distributor LLC
470 Park Avenue South
New York, NY 10016

ADMINISTRATOR
FUND ACCOUNTANT AND
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI 53212

THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A PROSPECTUS

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees/directors has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Douglas Cohen and Mr. Joseph Breslin are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2013 Kinetics Portfolios Trust	FYE 12/31/2013 Kinetics Mutual Funds	FYE 12/31/2012 Kinetics Portfolios Trust	FYE 12/31/2012 Kinetics Mutual Funds
Audit Fees	82,000	82,000	79,250	79,250
Audit-Related Fees	0	0	0	0
Tax Fees	22,500	22,500	22,000	22,000
All Other Fees	0	0	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2012	FYE 12/31/2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2012	FYE 12/31/2011
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)* /s/ Peter B. Doyle
Peter B. Doyle, President

Date 3/10/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Peter B. Doyle
Peter B. Doyle, President

Date 3/10/2014

By (Signature and Title)* /s/ Leonid Polyakov
Leonid Polyakov, Treasurer

Date 2/28/2014

* Print the name and title of each signing officer under his or her signature.